Consolidated Schedule of Investments (unaudited)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
1988 CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.54%), 5.80%, 07/15/37(a)(b)	USD	3,675	$ 3,691,180
522 Funding CLO Ltd., Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.59%, 04/15/35(a)(b)		510	511,237
720 East CLO VII Ltd., Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.06%), 5.34%, 04/20/37(a)(b)		7,410	7,412,349
AB BSL CLO 3 Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 5.52%, 04/20/38(a)(b)		1,190	1,191,691
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1-mo. CME Term SOFR + 0.83%), 5.15%, 12/25/33(b)		481	460,402
Series 2005-AG1, Class M2, (1-mo. CME Term SOFR + 0.80%), 5.12%, 08/25/35(b)		494	408,128
Series 2006-CW1, Class A2C, (1-mo. CME Term SOFR + 0.39%), 4.71%, 07/25/36(b)		217	175,825
Series 2007-HE4, Class A2A, (1-mo. CME Term SOFR + 0.37%), 4.69%, 05/25/37(b)		2,324	365,220
Series 2007-HE4, Class A2C, (1-mo. CME Term SOFR + 0.71%), 5.03%, 05/25/37(b)		205	32,632
Affirm Asset Securitization Trust
Series 2024-A, Class A, 5.61%, 02/15/29(a)		3,805	3,822,306
Series 2025-X1, Class C, 5.34%, 04/15/30(a)		1,280	1,280,969
Affirm Master Trust
Series 2025-1A, Class A, 4.99%, 02/15/33(a)		14,743	14,856,226
Series 2025-1A, Class B, 5.13%, 02/15/33(a)		1,155	1,162,487
AGL CLO 11 Ltd., Series 2021-11A, Class E, (3-mo. CME Term SOFR + 6.62%), 10.88%, 04/15/34(a)(b)		250	250,020
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.69%, 07/20/34(a)(b)		7,640	7,654,129
AGL CLO 13 Ltd., Series 2021-13A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.69%, 10/20/34(a)(b)		250	250,500
AGL CLO 20 Ltd., Series 2022-20A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.02%, 10/20/37(a)(b)		3,331	3,334,508
AGL CLO 26 Ltd., Series 2023-26A, Class A, (3-mo. CME Term SOFR + 1.70%), 5.97%, 10/21/36(a)(b)		5,000	5,018,395
AGL CLO 32 Ltd., Series 2024-32A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.65%, 07/21/37(a)(b)		1,900	1,905,928
AGL CLO 37 Ltd., Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.24%), 5.54%, 04/22/38(a)(b)		290	290,290
AGL CLO 7 Ltd.
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.46%), 5.72%, 07/15/34(a)(b)		2,400	2,402,861
Series 2020-7A, Class DR, (3-mo. CME Term SOFR + 3.36%), 7.62%, 07/15/34(a)(b)		500	502,064
AGL Core CLO 15 Ltd., Series 2021-15A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.68%, 01/20/35(a)(b)		1,344	1,346,873
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.73%, 07/20/37(a)(b)		14,335	14,387,579
Security		Par (000)	Value
Asset-Backed Securities (continued)
AGL Core CLO 38 Ltd., Series 2025-38A, Class A1, (3-mo. CME Term SOFR + 1.24%), 5.56%, 01/22/38(a)(b)	USD	3,370	$ 3,373,370
AGL Core CLO 4 Ltd., Series 2020-4A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.65%, 10/20/37(a)(b)		3,620	3,634,878
AIMCO CLO 11 Ltd., Series 2020-11A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.93%, 07/17/37(a)(b)		3,490	3,493,747
AIMCO CLO 21 Ltd., Series 2024-21A, Class B, (3-mo. CME Term SOFR + 1.92%), 6.19%, 04/18/37(a)(b)		750	752,446
AIMCO CLO 23 Ltd., Series 2025-23A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.39%, 04/20/38(a)(b)		1,270	1,268,426
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 4.88%, 06/25/61(a)(b)		28,769	28,666,764
Series 2021-G, Class B, 3.75%, 06/25/61(a)(b)		8,107	9,044,071
Series 2021-G, Class C, 0.00%, 06/25/61(a)		14,332	14,225,299
Series 2023-B, Class A, 4.25%, 10/25/62(a)(c)		12,409	12,176,433
Series 2023-B, Class B, 4.25%, 10/25/62(a)(c)		1,749	1,688,711
Series 2023-B, Class C, 0.00%, 10/25/62(a)		3,935	2,332,931
Series 2023-B, Class SA, 0.00%, 10/25/62(a)(d)		328	303,485
AMMC CLO 18 Ltd., Series 2016-18A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.69%, 05/26/31(a)(b)		123	123,388
Anchorage Capital CLO 17 Ltd., Series 2021- 17A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 5.49%, 02/15/38(a)(b)		11,115	11,126,145
Anchorage Capital CLO 29 Ltd., Series 2024- 29A, Class A1, (3-mo. CME Term SOFR + 1.60%), 5.87%, 07/20/37(a)(b)		3,020	3,033,959
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class AR3, (3-mo. CME Term SOFR + 1.44%), 5.71%, 04/22/34(a)(b)		4,570	4,576,101
Series 2015-6A, Class BR3, (3-mo. CME Term SOFR + 2.10%), 6.37%, 04/22/34(a)(b)		5,490	5,523,464
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 5.84%, 04/28/37(a)(b)		5,686	5,707,876
Series 2015-7A, Class BR3, (3-mo. CME Term SOFR + 2.05%), 6.33%, 04/28/37(a)(b)		7,620	7,642,862
Series 2015-7A, Class CR3, (3-mo. CME Term SOFR + 2.45%), 6.73%, 04/28/37(a)(b)		4,250	4,276,507
Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 8.08%, 04/28/37(a)(b)		1,140	1,150,161
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3-mo. CME Term SOFR + 1.46%), 5.74%, 10/27/34(a)(b)		2,395	2,399,082
Series 2016-8A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 6.34%, 10/27/34(a)(b)		2,800	2,816,033

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital Europe CLO 2 DAC, Series 2A, Class DR, (3-mo. EURIBOR + 3.55%), 5.83%, 04/15/34(a)(b)	EUR	1,380	$ 1,625,860
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.20%), 5.36%, 04/25/34(a)(b)		542	639,556
Apidos CLO LII, Series 2025-52A, Class A1, (3-mo. CME Term SOFR + 1.13%), 5.39%, 04/20/38(a)(b)	USD	2,680	2,674,640
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. CME Term SOFR + 1.27%), 5.54%, 04/20/31(a)(b)		294	293,921
Apidos CLO XVIII-R, Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.60%, 01/22/38(a)(b)		880	882,206
Apidos CLO XX
Series 2015-20A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 5.62%, 07/16/31(a)(b)		377	377,077
Series 2015-20A, Class A2RR, (3-mo. CME Term SOFR + 1.81%), 6.07%, 07/16/31(a)(b)		250	250,764
Apidos CLO XXII
Series 2015-22A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.59%, 04/20/31(a)(b)		58	58,009
Series 2015-22A, Class A2R, (3-mo. CME Term SOFR + 1.76%), 6.03%, 04/20/31(a)(b)		500	500,879
Series 2015-22A, Class BR, (3-mo. CME Term SOFR + 2.21%), 6.48%, 04/20/31(a)(b)		250	250,000
Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 7.48%, 04/20/31(a)(b)		850	854,902
Apidos CLO XXIV, Series 2016-24A, Class A2LX, (3-mo. CME Term SOFR + 1.61%), 5.88%, 10/20/30(a)(b)		660	659,917
Apidos CLO XXV, Series 2016-25A, Class BR3, (3-mo. CME Term SOFR + 1.60%), 5.87%, 01/20/37(a)(b)		6,850	6,858,717
Apidos CLO XXXI, Series 2019-31A, Class BR, (3-mo. CME Term SOFR + 1.81%), 6.07%, 04/15/31(a)(b)		500	500,910
Apidos CLO XXXII, Series 2019-32A, Class A1R, (3-mo. CME Term SOFR + 1.10%), 5.37%, 01/20/33(a)(b)		826	825,895
Apidos CLO XXXIV, Series 2020-34A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.68%, 01/20/35(a)(b)		6,244	6,257,574
Apidos CLO XXXVI
Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.13%, 07/20/34(a)(b)		625	626,276
Series 2021-36A, Class D, (3-mo. CME Term SOFR + 3.16%), 7.43%, 07/20/34(a)(b)		250	249,645
Apidos CLO XXXVII
Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.66%, 10/22/34(a)(b)		450	450,452
Series 2021-37A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.58%, 10/22/34(a)(b)		250	251,360
Series 2021-37A, Class E, (3-mo. CME Term SOFR + 6.56%), 10.83%, 10/22/34(a)(b)		455	455,886
Security		Par (000)	Value
Asset-Backed Securities (continued)
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)	USD	224	$ 205,794
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (SOFR (30-day) + 1.45%), 5.75%, 01/15/37(a)(b)		167	167,097
AREIT LLC
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 6.56%, 06/17/39(a)(b)		2,113	2,113,696
Series 2023-CRE8, Class A, (1-mo. CME Term SOFR + 2.11%), 6.43%, 08/17/41(a)(b)		2,912	2,921,253
AREIT Ltd.
Series 2024-CRE9, Class A, (1-mo. CME Term SOFR + 1.69%), 6.00%, 05/17/41(a)(b)		12,722	12,759,335
Series 2025-CRE10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.70%, 12/17/29(a)(b)		1,830	1,828,489
Ares European CLO XII DAC, Series 12A, Class B1R, (3-mo. EURIBOR + 1.70%), 3.94%, 04/20/32(a)(b)	EUR	889	1,048,900
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 5.57%, 04/25/34(a)(b)	USD	500	501,585
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, (3-mo. CME Term SOFR + 1.75%), 6.01%, 10/15/36(a)(b)		1,270	1,275,242
Ares LVI CLO Ltd., Series 2020-56A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 5.53%, 01/25/38(a)(b)		2,110	2,113,998
Ares LVII CLO Ltd., Series 2020-57A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.69%, 01/25/35(a)(b)		510	511,358
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3-mo. CME Term SOFR + 1.84%), 6.11%, 07/20/30(a)(b)		370	370,709
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 4.91%, 05/25/35(b)		2,292	1,863,311
Argent Securities Trust
Series 2006-M1, Class A2C, (1-mo. CME Term SOFR + 0.41%), 4.73%, 07/25/36(b)		3,620	965,963
Series 2006-W2, Class A2C, (1-mo. CME Term SOFR + 0.69%), 5.01%, 03/25/36(b)		673	368,807
Asimi Funding PLC
Series 2024-1, Class B, (1-day SONIA + 1.35%), 5.57%, 09/16/31(b)(e)	GBP	600	823,784
Series 2024-1, Class C, (1-day SONIA + 1.95%), 6.17%, 09/16/31(b)(e)		556	765,431
Series 2025-1, Class C, (1-day SONIA + 1.75%), 5.97%, 05/16/32(b)(e)		754	1,035,457
Series 2025-1, Class D, (1-day SONIA + 2.40%), 6.62%, 05/16/32(b)(e)		297	406,645
Asset-Backed European Securitisation Transaction Twenty-Five Srl
Series 25, Class D, (1-mo. EURIBOR + 2.50%), 4.39%, 11/15/39(b)(e)	EUR	314	369,943
Series 25, Class E, (1-mo. EURIBOR + 4.00%), 5.89%, 11/15/39(b)(e)		810	956,238

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Asset-Backed European Securitisation Transaction Twenty-Three Sarl
Series 23, Class C, (1-mo. EURIBOR + 1.60%), 3.48%, 03/21/34(b)(e)	EUR	500	$ 593,033
Series 23, Class D, (1-mo. EURIBOR + 1.90%), 3.78%, 03/21/34(b)(e)		300	356,136
Series 23, Class E, (1-mo. EURIBOR + 2.40%), 4.28%, 03/21/34(b)(e)		300	356,136
Assurant CLO II Ltd., Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.57%, 04/20/31(a)(b)	USD	100	100,213
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class C, (1-mo. EURIBOR + 1.70%), 3.63%, 12/29/36(b)(e)	EUR	404	479,993
Series 2024-1, Class D, (1-mo. EURIBOR + 2.30%), 4.23%, 12/29/36(b)(e)		374	444,960
Series 2025-1, Class C, (1-mo. EURIBOR + 1.25%), 3.29%, 12/28/40(b)(e)		692	815,450
Series 2025-1, Class D, (1-mo. EURIBOR + 1.90%), 3.94%, 12/28/40(b)(e)		229	269,886
Auto1 Car Funding S.a.r.l
Series 2024-1, Class C, (1-mo. EURIBOR + 1.50%), 3.39%, 12/15/33(b)(e)		300	353,846
Series 2024-1, Class D, (1-mo. EURIBOR + 3.50%), 5.39%, 12/15/33(b)(e)		300	364,388
AutoNoria Spain 2025 FT
Series 2025-SP, Class D, (1-mo. EURIBOR + 1.50%), 3.39%, 04/30/43(b)(e)		400	471,318
Series 2025-SP, Class E, (1-mo. EURIBOR + 3.00%), 4.89%, 04/30/43(b)(e)		500	589,141
Avoca CLO XVIII DAC, Series 18A, Class CR, (3-mo. EURIBOR + 2.25%), 4.91%, 01/15/38(a)(b)		400	472,001
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo. EURIBOR + 2.90%), 5.18%, 04/15/35(a)(b)		500	589,834
Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 3.58%, 04/15/35(b)(e)		850	993,763
Avoca CLO XXIII DAC, Series 23A, Class D, (3-mo. EURIBOR + 3.05%), 5.33%, 04/15/34(a)(b)		500	588,982
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.82%, 07/19/31(a)(b)	USD	500	499,174
Series 2020-2A, Class ARR, (3-mo. CME Term SOFR + 1.24%), 5.51%, 07/19/34(a)(b)		550	550,687
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 7.64%, 07/24/34(a)(b)		250	248,233
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.47%, 10/20/34(a)(b)		560	560,952
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.78%, 07/15/37(a)(b)		7,880	7,913,091
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A1AR, (3-mo. CME Term SOFR + 1.38%), 5.65%, 07/20/37(a)(b)		2,948	2,957,728
Series 2020-14A, Class A2R, (3-mo. CME Term SOFR + 1.70%), 5.97%, 07/20/37(a)(b)		2,500	2,504,756
Security		Par (000)	Value
Asset-Backed Securities (continued)
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class DR, (3-mo. CME Term SOFR + 5.85%), 10.12%, 07/20/37(a)(b)	USD	250	$ 250,854
Ballyrock CLO 29 Ltd., Series 2025-29A, Class A1A, (3-mo. CME Term SOFR + 1.32%), 07/25/38(a)(b)(f)		250	250,062
Ballyrock CLO Ltd.
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 6.41%), 10.68%, 10/20/31(a)(b)		250	250,250
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.59%, 01/15/38(a)(b)		6,935	6,957,915
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(b)		1,680	172,889
Series 1998-2, Class B1, 7.19%, 12/10/25(b)		2,790	264,657
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		410	409,245
Bardot CLO Ltd., Series 2019-2A, Class ARR, (3-mo. CME Term SOFR + 0.98%), 5.25%, 10/22/32(a)(b)		1,455	1,454,393
Barings CLO Ltd., Series 2015-IA, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.93%, 01/20/31(a)(b)		980	982,666
Battalion CLO 18 Ltd., Series 2020-18A, Class BR, (3-mo. CME Term SOFR + 2.01%), 6.27%, 10/15/36(a)(b)		1,827	1,832,447
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3-mo. CME Term SOFR + 3.51%), 7.77%, 07/15/31(a)(b)		250	245,101
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.60%, 07/18/30(a)(b)		1,377	1,377,346
Series 2015-8A, Class A2R2, (3-mo. CME Term SOFR + 1.81%), 6.08%, 07/18/30(a)(b)		3,250	3,264,537
Series 2015-8A, Class BR2, (3-mo. CME Term SOFR + 2.26%), 6.53%, 07/18/30(a)(b)		2,901	2,907,495
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3-mo. CME Term SOFR + 1.98%), 6.26%, 04/24/34(a)(b)		1,000	1,002,939
Bayswater Park CLO Ltd., Series 2023-1A, Class A1, (3-mo. CME Term SOFR + 1.73%), 6.00%, 01/20/37(a)(b)		970	974,655
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.44%, 05/28/39(a)(b)		5,252	4,313,887
Series 2004-B, Class A2, (1-mo. CME Term SOFR + 1.41%), 5.74%, 05/28/39(a)(b)		148	68,436
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.44%, 02/28/40(a)(b)		1,100	988,464
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 5.44%, 12/28/40(a)(b)		108	108,327
BBAM U.S. CLO I Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.46%, 03/30/38(a)(b)		2,024	2,023,293
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(b)		1,674	117,099
Series 2000-A, Class A3, 7.83%, 06/15/30(b)		1,554	112,217

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
BCMSC Trust
Series 2000-A, Class A4, 8.29%, 06/15/30(b)	USD	1,121	$ 85,704
BDS Ltd.
Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 6.12%, 03/19/39(a)(b)		1,439	1,440,300
Series 2024-FL13, Class A, (1-mo. CME Term SOFR + 1.58%), 5.89%, 09/19/39(a)(b)		2,735	2,735,459
Bean Creek CLO Ltd., Series 2015-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 5.98%, 04/20/31(a)(b)		428	428,404
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1-mo. CME Term SOFR + 1.84%), 6.16%, 08/25/34(b)		5	4,677
Series 2006-HE1, Class 1M4, (1-mo. CME Term SOFR + 1.13%), 5.41%, 12/25/35(b)		2,254	2,196,606
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 4.77%, 09/25/36(b)		724	706,990
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 4.75%, 03/25/37(b)		928	850,717
Series 2007-HE2, Class 22A, (1-mo. CME Term SOFR + 0.39%), 4.71%, 03/25/37(b)		361	337,509
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.39%), 4.71%, 03/25/37(b)		414	391,743
Series 2007-HE3, Class 1A3, (1-mo. CME Term SOFR + 0.61%), 4.93%, 04/25/37(b)		10	10,116
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.81%), 5.13%, 04/25/37(b)		7,220	6,883,165
Benefit Street Partners CLO Ltd., Series 2021- 23A, Class E, (3-mo. CME Term SOFR + 7.07%), 11.35%, 04/25/34(a)(b)		750	750,000
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, (3-mo. CME Term SOFR + 1.53%), 5.80%, 07/20/37(a)(b)		6,170	6,196,764
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 5.63%, 01/20/31(a)(b)		485	485,508
Benefit Street Partners CLO X Ltd., Series 2016- 10A, Class A2AR, (3-mo. CME Term SOFR + 1.81%), 6.08%, 04/20/34(a)(b)		710	711,853
Benefit Street Partners CLO XII-B Ltd.
Series 2017-12BRA, Class A, (3-mo. CME Term SOFR + 1.37%), 5.63%, 10/15/37(a)(b)		3,811	3,825,711
Series 2017-12BRA, Class B, (3-mo. CME Term SOFR + 1.70%), 5.96%, 10/15/37(a)(b)		2,000	2,002,688
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.64%, 10/20/37(a)(b)		750	752,916
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R2, (3-mo. CME Term SOFR + 1.32%), 5.60%, 01/17/38(a)(b)		920	922,602
Benefit Street Partners CLO XX Ltd.
Series 2020-20A, Class AR, (3-mo. CME Term SOFR + 1.43%), 5.69%, 07/15/34(a)(b)		3,830	3,836,751
Series 2020-20A, Class ER, (3-mo. CME Term SOFR + 7.01%), 11.27%, 07/15/34(a)(b)		250	250,233
Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.62%, 04/25/34(a)(b)	USD	800	$ 801,680
Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.46%, 01/25/38(a)(b)		2,150	2,147,850
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.65%, 07/20/37(a)(b)		1,310	1,314,154
Benefit Street Partners CLO XXVII Ltd., Series 2022-27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.64%, 10/20/37(a)(b)		12,020	12,064,880
Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.70%, 01/25/38(a)(b)		4,500	4,516,061
Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.62%, 01/25/38(a)(b)		3,920	3,931,797
BHG Securitization Trust
Series 2021-A, Class B, 2.79%, 11/17/33(a)		1,007	972,645
Series 2022-C, Class B, 5.93%, 10/17/35(a)		1,058	1,061,341
Birch Grove CLO 10 Ltd., Series 2024-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.95%, 01/22/38(a)(b)		2,550	2,559,675
Birch Grove CLO 12 Ltd., Series 2025-12A, Class A1, (3-mo. CME Term SOFR + 1.17%), 5.51%, 04/22/38(a)(b)		750	748,903
Birch Grove CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.67%, 10/19/37(a)(b)		870	872,934
Birch Grove CLO 3 Ltd.
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.53%, 01/19/38(a)(b)		760	761,216
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.87%, 01/19/38(a)(b)		520	519,638
Birch Grove CLO Ltd., Series 19A, Class A1RR, (3-mo. CME Term SOFR + 1.59%), 5.87%, 07/17/37(a)(b)		250	251,101
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.13%, 10/22/30(a)(b)		500	501,043
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.53%, 04/20/31(a)(b)		1,125	1,125,817
Series 2016-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.53%, 11/15/30(a)(b)		743	743,535
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.29%, 08/15/31(a)(b)		1,095	1,100,274
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 5.47%, 10/25/30(a)(b)		1,539	1,540,722
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 6.13%, 10/25/30(a)(b)		10,020	10,048,016
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.02%, 07/15/31(a)(b)		3,970	3,982,687
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 6.29%, 07/25/34(a)(b)		1,080	1,087,057

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain CLO XXVIII Ltd., Series 2021- 28A, Class A, (3-mo. CME Term SOFR + 1.52%), 5.78%, 04/15/34(a)(b)	USD	570	$ 570,000
BlueMountain Euro CLO DAC, Series 2021-2A, Class B1, (3-mo. EURIBOR + 1.75%), 4.03%, 10/15/35(a)(b)	EUR	3,280	3,873,130
BlueMountain Fuji U.S. CLO II Ltd., Series 2017- 2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.53%, 10/20/30(a)(b)	USD	1,716	1,718,773
BRAVO Residential Funding Trust, Series 2024- CES2, Class A1A, 5.55%, 09/25/54(a)(c)		1,539	1,544,145
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(a)		3,325	3,350,457
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.49%), 5.76%, 07/20/34(a)(b)		500	500,738
Brignole Co.
Series 2024, Class C, (1-mo. EURIBOR + 2.00%), 3.87%, 02/24/42(b)(e)	EUR	220	259,826
Series 2024, Class D, (1-mo. EURIBOR + 4.00%), 5.87%, 02/24/42(b)(e)		317	377,779
Bryant Park Funding Ltd.
Series 2023-19A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.49%, 04/15/38(a)(b)	USD	710	709,355
Series 2024-24A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.66%, 10/15/37(a)(b)		1,500	1,505,163
Series 2024-25A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.66%, 01/18/38(a)(b)		2,250	2,257,200
Series 2024-25A, Class B, (3-mo. CME Term SOFR + 1.70%), 6.02%, 01/18/38(a)(b)		4,000	4,003,419
Series 2024-25A, Class D1, (3-mo. CME Term SOFR + 2.95%), 7.27%, 01/18/38(a)(b)		500	499,049
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.34%, 07/18/34(a)(b)		2,400	2,400,185
BXMT Ltd. Mortgage-Backed Securities, Series 2025-FL5, Class A, (1-mo. CME Term SOFR + 1.64%), 5.95%, 10/18/42(a)(b)		1,804	1,790,648
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.59%, 07/15/31(a)(b)		245	245,358
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.59%, 07/15/31(a)(b)		639	639,439
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.66%, 10/15/37(a)(b)		2,945	2,956,229
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 6.21%, 10/15/37(a)(b)		1,610	1,616,428
Series 2023-2A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.31%, 05/15/37(a)(b)		6,800	6,825,862
Cardiff Auto Receivables Securitisation PLC
Series 2024-1, Class C, (1-day SONIA + 1.90%), 6.12%, 08/20/31(b)(e)	GBP	1,743	2,392,718
Series 2024-1, Class D, (1-day SONIA + 2.60%), 6.82%, 08/20/31(b)(e)		1,320	1,815,018
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3-mo. CME Term SOFR + 1.29%), 5.57%, 04/30/31(a)(b)	USD	1,761	1,763,176
Security		Par (000)	Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 5.62%, 10/15/30(a)(b)	USD	8	$ 8,111
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.23%), 5.51%, 04/17/31(a)(b)		857	857,342
Series 2014-2RA, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.64%, 05/15/31(a)(b)		557	557,030
Series 2014-3RA, Class A1A, (3-mo. CME Term SOFR + 1.31%), 5.59%, 07/27/31(a)(b)		86	85,634
Series 2014-5A, Class A1RR, (3-mo. CME Term SOFR + 1.40%), 5.66%, 07/15/31(a)(b)		489	490,034
Series 2014-5A, Class A2RR, (3-mo. CME Term SOFR + 1.71%), 5.97%, 07/15/31(a)(b)		830	830,640
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.67%, 10/21/37(a)(b)		6,810	6,837,240
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 6.05%, 10/21/37(a)(b)		5,170	5,185,262
Series 2019-1A, Class A1AR, (3-mo. CME Term SOFR + 1.34%), 5.61%, 04/20/31(a)(b)		1,094	1,095,545
Series 2023-1A, Class B, (3-mo. CME Term SOFR + 2.60%), 6.87%, 07/20/35(a)(b)		750	751,015
Series 2024-6A, Class B, (3-mo. CME Term SOFR + 1.70%), 6.16%, 10/25/37(a)(b)		510	510,663
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1-mo. CME Term SOFR + 0.74%), 5.06%, 01/25/36(b)		610	535,015
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.27%), 4.59%, 10/25/36(b)		188	183,254
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.77%, 10/15/34(a)(b)		250	249,032
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 11.27%, 10/15/34(a)(b)		250	242,166
CarVal CLO VIII-C Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.69%, 10/22/37(a)(b)		730	733,004
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(b)		6,419	6,119,541
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.66%, 07/17/34(a)(b)		3,270	3,275,378
CBAM Ltd.
Series 2018-5A, Class B1, (3-mo. CME Term SOFR + 1.66%), 5.94%, 04/17/31(a)(b)		710	712,316
Series 2018-7A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.63%, 07/20/31(a)(b)		124	123,737
Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.13%, 07/20/31(a)(b)		250	250,547
Series 2019-10A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 5.65%, 04/20/32(a)(b)		2,950	2,954,491

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CBAM Ltd.
Series 2020-12A, Class AR, (3-mo. CME Term SOFR + 1.44%), 5.71%, 07/20/34(a)(b)	USD	436	$ 436,433
C-BASS Trust
Series 2006-CB7, Class A4, (1-mo. CME Term SOFR + 0.43%), 4.75%, 10/25/36(b)		348	238,048
Series 2006-CB9, Class A4, (1-mo. CME Term SOFR + 0.57%), 4.89%, 11/25/36(b)		327	147,462
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3-mo. CME Term SOFR + 1.34%), 5.61%, 04/20/34(a)(b)		3,255	3,262,536
Series 2013-1A, Class BRR, (3-mo. CME Term SOFR + 1.61%), 5.88%, 04/20/34(a)(b)		3,110	3,108,118
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.64%, 07/17/31(a)(b)		1,208	1,209,316
Cedar Funding VII CLO Ltd., Series 2018-7A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.35%, 01/20/31(a)(b)		119	119,437
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R2, (3-mo. CME Term SOFR + 1.30%), 5.63%, 05/29/32(a)(b)		1,220	1,218,728
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.96%, 10/15/37(a)(b)		770	771,627
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3-mo. EURIBOR + 1.60%), 3.88%, 04/15/33(b)(e)	EUR	900	1,063,606
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 6.27%, 07/16/30(a)(b)	USD	1,250	1,254,177
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 8.07%, 07/16/30(a)(b)		250	253,230
Series 2013-2A, Class A1L2, (3-mo. CME Term SOFR + 1.26%), 5.53%, 10/18/30(a)(b)		106	106,346
Series 2013-2A, Class A2L2, (3-mo. CME Term SOFR + 1.76%), 6.03%, 10/18/30(a)(b)		250	250,293
Series 2014-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.93%, 01/18/31(a)(b)		3,320	3,318,690
Series 2014-3A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 5.46%, 03/31/38(a)(b)		1,000	1,000,274
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 5.64%, 01/22/31(a)(b)		98	97,877
Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.71%), 5.98%, 01/22/31(a)(b)		250	250,277
Series 2015-4A, Class A1A2, (3-mo. CME Term SOFR + 1.33%), 5.60%, 04/20/34(a)(b)		510	511,087
Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.55%), 5.82%, 04/21/37(a)(b)		6,190	6,213,549
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2017-1A, Class BRR, (3-mo. CME Term SOFR + 2.05%), 6.32%, 04/21/37(a)(b)	USD	3,710	$ 3,731,332
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.72%, 04/21/37(a)(b)		250	251,564
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.69%, 07/17/37(a)(b)		1,770	1,775,574
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/18/38(a)(b)		3,140	3,147,850
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 01/18/38(a)(b)		1,510	1,512,194
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.64%, 10/20/37(a)(b)		250	251,001
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.02%, 10/20/37(a)(b)		1,000	1,002,582
Series 2018-3A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.63%, 07/18/31(a)(b)		425	425,810
Series 2019-1A, Class A1R2, (3-mo. CME Term SOFR + 1.36%), 5.63%, 10/20/37(a)(b)		6,729	6,753,435
Series 2019-5A, Class A1R1, (3-mo. CME Term SOFR + 1.40%), 5.66%, 01/15/35(a)(b)		400	400,976
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.71%, 07/16/37(a)(b)		6,170	6,191,845
Series 2020-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.67%, 07/15/36(a)(b)		1,200	1,203,148
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.17%, 07/15/36(a)(b)		3,260	3,261,630
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.66%, 10/20/34(a)(b)		12,140	12,152,140
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.18%, 10/20/34(a)(b)		780	781,530
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.56%, 01/15/40(a)(b)		9,120	9,148,405
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.03%, 07/25/37(a)(b)		5,280	5,295,160
Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.22%, 07/15/36(a)(b)		490	490,245
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.64%, 07/23/37(a)(b)		8,210	8,236,797
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.93%, 07/23/37(a)(b)		500	500,786
Series 2021-4A, Class CR, (3-mo. CME Term SOFR + 1.90%), 6.18%, 07/23/37(a)(b)		250	250,681
Series 2021-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.66%, 10/15/34(a)(b)		840	841,009
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.17%, 10/15/34(a)(b)		700	700,584
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 5.87%, 01/20/37(a)(b)		2,410	2,421,515
Series 2024-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 5.75%, 07/21/37(a)(b)		690	692,732

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.40%, 04/23/38(a)(b)	USD	250	$ 249,793
Series 2025-2A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.41%, 04/15/38(a)(b)		3,640	3,634,671
CIT Mortgage Loan Trust
Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 2.74%), 7.06%, 10/25/37(a)(b)		1,821	1,761,074
Series 2007-1, Class 2M2, (1-mo. CME Term SOFR + 2.74%), 7.06%, 10/25/37(a)(b)		397	370,492
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 4.63%, 05/25/37(b)		4,215	2,753,700
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 4.70%, 05/25/37(b)		1,915	1,250,632
Series 2007-AHL3, Class A3B, (1-mo. CME Term SOFR + 0.28%), 4.60%, 07/25/45(b)		3,032	2,096,235
Clover CLO LLC
Series 2018-1A, Class A1RR, (3-mo. CME Term SOFR + 1.53%), 5.80%, 04/20/37(a)(b)		4,120	4,134,493
Series 2018-1A, Class B1RR, (3-mo. CME Term SOFR + 1.95%), 6.22%, 04/20/37(a)(b)		750	752,724
Series 2021-3A, Class AR, (3-mo. CME Term SOFR + 1.07%), 5.35%, 01/25/35(a)(b)		270	270,156
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 04/25/47(a)		598	553,156
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		681	616,196
Series 2021-B, Class C, 2.72%, 06/25/52(a)		307	283,302
Series 2021-B, Class D, 3.78%, 06/25/52(a)		75	70,518
College Ave Student Loans Trust, Series 2024-A, Class A1B, (SOFR (30-day) + 1.75%), 6.06%, 06/25/54(a)(b)		8,055	8,191,170
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(a)		2,794	2,801,358
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(b)		335	340,995
Series 1997-6, Class M1, 7.21%, 01/15/29(b)		58	58,504
Series 1998-4, Class M1, 6.83%, 04/01/30(b)		133	135,442
Series 1999-5, Class A5, 7.86%, 03/01/30(b)		770	225,826
Series 1999-5, Class A6, 7.50%, 03/01/30(b)		826	231,753
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(b)		1,445	197,245
Series 2000-4, Class A6, 8.31%, 05/01/32(b)		1,224	171,211
Series 2000-5, Class A6, 7.96%, 05/01/31		2,105	416,316
Series 2000-5, Class A7, 8.20%, 05/01/31		3,840	782,366
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 5.94%, 04/17/30(a)(b)		250	250,402
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1-mo. CME Term SOFR + 1.01%), 5.33%, 10/25/34(b)		286	282,199
Series 2005-16, Class 1AF, 4.53%, 04/25/36(b)		1,852	1,641,385
Series 2006-14, Class M1, (1-mo. CME Term SOFR + 0.55%), 4.87%, 02/25/37(b)		1,120	960,158
Series 2006-18, Class M1, (1-mo. CME Term SOFR + 0.56%), 4.88%, 03/25/37(b)		6,545	6,538,717
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.46%), 4.78%, 05/25/47(b)		824	698,876
Security		Par (000)	Value
Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates
Series 2006-SPS1, Class A, (1-mo. CME Term SOFR + 0.33%), 4.65%, 12/25/25(b)	USD	5	$ 27,447
Series 2007-12, Class 1A2, (1-mo. CME Term SOFR + 0.95%), 5.27%, 08/25/47(b)		2,528	2,468,429
Series 2007-SEA2, Class 2A1, (1-mo. CME Term SOFR + 1.61%), 5.93%, 06/25/47(a)(b)		1,319	1,052,196
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 4.70%, 03/15/34(b)		144	143,433
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-MH29, Class B1, 8.10%, 09/25/31(b)		478	483,496
Series 2004-CF2, Class 1B, 6.00%, 01/25/43(a)(c)		304	228,386
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 2.99%, 12/25/36(c)		304	247,027
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(c)		286	284,159
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(c)		2,962	2,410,135
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(c)		2,709	87,861
Series 2007-CB6, Class A4, (1-mo. CME Term SOFR + 0.45%), 4.77%, 07/25/37(a)(b)		382	250,368
CreekSource Dunes Creek CLO Ltd.
Series 2024-1X, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.74%, 01/15/38(b)(e)		250	250,750
Series 2024-1X, Class B, (3-mo. CME Term SOFR + 1.75%), 6.08%, 01/15/38(b)(e)		1,040	1,039,935
Crown City CLO III, Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.43%), 5.70%, 07/20/34(a)(b)		250	250,387
Crown Point CLO 10 Ltd., Series 2021-10A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.23%, 07/20/34(a)(b)		490	490,662
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 3.36%, 02/22/34(b)(e)	EUR	990	1,159,036
CVC Cordatus Loan Fund V DAC, Series 5X, Class B1R, (3-mo. EURIBOR + 1.50%), 3.74%, 07/21/30(b)(e)		250	294,032
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.35%, 01/25/29(c)	USD	32	76,845
Series 2006-S5, Class A5, 6.16%, 06/25/35		39	60,416
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1-mo. CME Term SOFR + 0.29%), 4.61%, 05/15/35(b)		38	37,544
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 4.61%, 05/15/36(b)		322	318,539
Series 2006-H, Class 1A, (1-mo. CME Term SOFR + 0.26%), 4.58%, 11/15/36(b)		190	186,344
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 4.57%, 01/15/37(b)		191	182,488

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.65%, 10/15/37(a)(b)	USD	1,180	$ 1,185,571
Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.60%, 04/20/38(a)(b)		2,400	2,402,138
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.65%, 10/15/37(a)(b)		250	251,180
Diameter Capital CLO 3 Ltd.
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.59%, 01/15/38(a)(b)		372	373,612
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.70%), 5.96%, 01/15/38(a)(b)		1,500	1,502,315
Diameter Capital CLO 8 Ltd., Series 2024-8A, Class A1A, (3-mo. CME Term SOFR + 1.40%), 5.67%, 10/20/37(a)(b)		22,190	22,275,409
Diameter Capital CLO 9 Ltd., Series 2025-9A, Class A, (3-mo. CME Term SOFR + 1.17%), 5.49%, 04/20/38(a)(b)		593	592,407
Dowson PLC
Series 2024-1, Class D, (1-day SONIA + 2.35%), 6.57%, 08/20/31(b)(e)	GBP	344	468,941
Series 2024-1, Class E, (1-day SONIA + 3.95%), 8.17%, 08/20/31(b)(e)		408	556,876
Series 2024-1, Class F, (1-day SONIA + 6.95%), 11.17%, 08/20/31(b)(e)		496	677,087
Dryden 104 CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.61%, 08/20/34(a)(b)	USD	3,180	3,187,843
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.49%, 04/15/31(a)(b)		1,529	1,529,198
Dryden 49 Senior Loan Fund
Series 2017-49A, Class AR, (3-mo. CME Term SOFR + 1.21%), 5.48%, 07/18/30(a)(b)		373	373,585
Series 2017-49A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.13%, 07/18/30(a)(b)		500	500,974
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.17%, 07/15/30(a)(b)		450	451,200
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.64%, 01/15/31(a)(b)		11,556	11,561,332
Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.42%, 10/19/29(a)(b)		1,467	1,467,563
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 5.54%, 04/15/31(a)(b)		1,249	1,251,228
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (3-mo. CME Term SOFR + 1.23%), 5.50%, 04/18/31(a)(b)		270	270,400
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.13%, 07/18/30(a)(b)		300	300,621
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.63%, 10/15/37(a)(b)	USD	1,000	$ 1,003,969
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.70%, 05/20/34(a)(b)		3,580	3,585,709
Series 2020-77A, Class XR, (3-mo. CME Term SOFR + 1.26%), 5.58%, 05/20/34(a)(b)		125	124,994
Dryden Senior Loan Fund, Series 2021-87A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.68%, 05/20/34(a)(b)		2,330	2,336,455
Eaton Vance CLO Ltd.
Series 2013-1A, Class A23R, (3-mo. CME Term SOFR + 1.81%), 6.07%, 01/15/34(a)(b)		1,190	1,192,572
Series 2014-1RA, Class A2, (3-mo. CME Term SOFR + 1.75%), 6.01%, 07/15/30(a)(b)		250	250,168
Edenbrook Mortgage Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.95%), 6.19%, 03/22/57(b)(e)	GBP	1,611	2,212,293
Series 2024-1, Class D, (1-day SONIA + 2.55%), 6.79%, 03/22/57(b)(e)		931	1,283,306
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)	USD	2,192	2,174,378
Elmwood CLO 27 Ltd., Series 2024-3A, Class B, (3-mo. CME Term SOFR + 1.95%), 6.22%, 04/18/37(a)(b)		1,040	1,043,548
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 5.79%, 04/20/37(a)(b)		4,760	4,776,826
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.71%, 07/17/37(a)(b)		2,410	2,418,087
Elmwood CLO 36 Ltd., Series 2024-12RA, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.61%, 10/20/37(a)(b)		1,517	1,522,172
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 04/22/38(a)(b)		4,490	4,485,849
Elmwood CLO 39 Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.14%), 5.42%, 04/17/38(a)(b)		1,250	1,248,685
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.52%), 5.79%, 04/20/37(a)(b)		250	250,884
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/20/37(a)(b)		6,690	6,711,742
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 10/20/37(a)(b)		1,600	1,603,124
Series 2019-2A, Class D1RR, (3-mo. CME Term SOFR + 3.05%), 7.32%, 10/20/37(a)(b)		250	249,799
Series 2019-2A, Class ERR, (3-mo. CME Term SOFR + 5.75%), 10.02%, 10/20/37(a)(b)		750	758,805

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO III Ltd., Series 2019-3A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 07/18/37(a)(b)	USD	670	$ 671,730
Elmwood CLO IV Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.62%, 04/18/37(a)(b)		1,000	998,043
Elmwood CLO VI Ltd., Series 2020-3A, Class ARR, (3-mo. CME Term SOFR + 1.38%), 5.65%, 07/18/37(a)(b)		3,381	3,391,502
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 5.64%, 10/17/37(a)(b)		790	792,871
Elmwood CLO X Ltd.
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.54%, 04/20/34(a)(b)		3,000	3,008,465
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.02%, 04/20/34(a)(b)		1,250	1,251,302
Elmwood CLO XII Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.62%, 10/15/37(a)(b)		1,310	1,314,738
Enterprise Fleet Financing LLC, Series 2024-4, Class A4, 4.70%, 06/20/31(a)		1,537	1,554,609
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3-mo. EURIBOR + 2.35%), 4.54%, 04/24/34(a)(b)	EUR	700	830,062
Series 2013-3A, Class DRRR, (3-mo. EURIBOR + 3.25%), 5.44%, 04/24/34(a)(b)		1,585	1,869,723
Fairstone Financial Issuance Trust I, Series 2020-1A, Class B, 3.74%, 10/20/39(a)	CAD	1,731	1,264,744
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 5.14%, 11/25/35(b)	USD	3,419	3,392,118
FIGRE Trust, Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(b)		4,380	4,429,500
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1-mo. CME Term SOFR + 1.16%), 5.48%, 10/25/34(b)		1,000	904,989
Series 2006-FF13, Class A1, (1-mo. CME Term SOFR + 0.35%), 4.67%, 10/25/36(b)		1,817	1,170,540
Series 2006-FF13, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.75%, 10/25/36(b)		1,065	693,931
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 4.71%, 12/25/36(b)		8,955	3,601,959
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 4.58%, 12/25/36(b)		8,015	6,879,628
Series 2006-FFH1, Class M2, (1-mo. CME Term SOFR + 0.71%), 5.03%, 01/25/36(b)		2,861	2,548,904
First NLC Trust, Series 2007-1, Class A3, (1-mo. CME Term SOFR + 0.29%), 4.61%, 08/25/37(a)(b)		693	344,123
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 08/17/37(a)		2,690	2,673,838
Series 2022-SFR3, Class E2, 3.50%, 07/17/38(a)		5,641	5,474,139
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.92%), 6.24%, 05/20/36(a)(b)		1,160	1,163,486
Security		Par (000)	Value
Asset-Backed Securities (continued)
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.63%, 10/19/37(a)(b)	USD	13,960	$ 14,010,577
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.58%), 5.85%, 10/19/37(a)(b)		1,980	1,983,116
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 10/19/37(a)(b)		1,200	1,201,648
Flatiron CLO 25 Ltd.
Series 2024-2A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.63%, 10/17/37(a)(b)		1,140	1,144,012
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.88%, 10/17/37(a)(b)		600	601,094
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)(b)		8,433	8,472,388
Fortuna Consumer Loan Abs DAC
Series 2024-2, Class C, (1-mo. EURIBOR + 1.65%), 3.56%, 10/18/34(b)	EUR	800	946,619
Series 2024-2, Class E, (1-mo. EURIBOR + 4.10%), 6.01%, 10/18/34(b)		2,300	2,741,702
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(a)	USD	2,133	2,026,553
Series 2024-1A, Class B, 5.95%, 12/15/49(a)		856	873,821
Series 2024-2A, Class B, 4.93%, 03/15/50(a)		1,530	1,526,517
Series 2025-2A, Class D, 04/15/52(a)(f)		1,004	1,003,925
Series 2025-2A, Class E, 04/15/52(a)(f)		1,082	1,081,889
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.71%, 02/25/37(b)		1,711	1,252,315
FS Rialto Issuer Ltd.
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 6.20%, 01/19/39(a)(b)		5,298	5,298,465
Series 2024-FL9, Class A, (1-mo. CME Term SOFR + 1.63%), 5.95%, 10/19/39(a)(b)		4,627	4,644,371
Series 2025-FL10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.70%, 08/19/42(a)(b)		1,610	1,606,466
FTA Consumo Santander
Series 7, Class B, (3-mo. EURIBOR + 1.30%), 3.56%, 07/20/38(b)(e)	EUR	1,122	1,325,281
Series 7, Class C, (3-mo. EURIBOR + 1.65%), 3.91%, 07/20/38(b)(e)		949	1,121,374
Series 8, Class C, (3-mo. EURIBOR + 1.50%), 3.59%, 01/21/40(b)(e)		900	1,061,910
Series 8, Class D, (3-mo. EURIBOR + 2.75%), 4.84%, 01/21/40(b)(e)		300	353,945
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, (3-mo. CME Term SOFR + 1.26%), 5.53%, 04/20/31(a)(b)	USD	481	480,806
Galaxy XXVI CLO Ltd., Series 2018-26A, Class AR, (3-mo. CME Term SOFR + 1.17%), 5.50%, 11/22/31(a)(b)		386	386,630
Generate CLO 2 Ltd.
Series 2A, Class AR2, (3-mo. CME Term SOFR + 1.41%), 5.69%, 10/22/37(a)(b)		3,015	3,027,060
Series 2A, Class BR2, (3-mo. CME Term SOFR + 1.80%), 6.08%, 10/22/37(a)(b)		2,970	2,975,472
Generate CLO 20 Ltd., Series 2024-20A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.99%, 01/25/38(a)(b)		260	260,533

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Generate CLO 4 Ltd.
Series 4A, Class ARR, (3-mo. CME Term SOFR + 1.43%), 5.70%, 07/20/37(a)(b)	USD	8,250	$ 8,282,782
Series 4A, Class BRR, (3-mo. CME Term SOFR + 1.75%), 6.02%, 07/20/37(a)(b)		3,000	3,004,478
Generate CLO 7 Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 5.89%, 04/22/37(a)(b)		5,673	5,694,700
Generate CLO 9 Ltd., Series 9A, Class AR, (3- mo. CME Term SOFR + 1.35%), 5.62%, 01/20/38(a)(b)		1,658	1,662,588
Golden Bar Securitisation Srl
Series 2024-1, Class B, (3-mo. EURIBOR + 1.50%), 3.54%, 09/22/43(b)(e)	EUR	1,516	1,802,161
Series 2025-1, Class D, (3-mo. EURIBOR + 1.90%), 3.90%, 12/22/44(b)(e)		509	599,578
Golden Ray SA - Compartment 1, Series 1, Class C, (1-mo. EURIBOR + 2.00%), 4.09%, 12/27/57(b)(e)		300	350,017
GoldenTree Loan Management U.S. CLO 11 Ltd.
Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.35%, 10/20/34(a)(b)	USD	18,440	18,453,216
Series 2021-11A, Class ER, (3-mo. CME Term SOFR + 4.90%), 9.17%, 10/20/34(a)(b)		250	248,883
GoldenTree Loan Management U.S. CLO 23 Ltd.
Series 2024-23A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.55%, 01/20/39(a)(b)		1,890	1,893,170
Series 2024-23A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.88%, 01/20/39(a)(b)		3,020	3,024,664
GoldenTree Loan Management U.S. CLO 7 Ltd., Series 2020-7A, Class ARR, (3-mo. CME Term SOFR + 1.10%), 5.37%, 04/20/34(a)(b)		270	270,013
Goldman Home Improvement Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		1,163	1,196,386
Golub Capital Partners CLO Ltd.
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 5.85%, 01/20/34(a)(b)		4,840	4,856,210
Series 2019-43A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.61%, 10/20/37(a)(b)		2,413	2,420,959
Series 2020-52A, Class BR, (3-mo. CME Term SOFR + 2.00%), 6.27%, 04/20/37(a)(b)		940	945,424
Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 5.73%, 07/20/34(a)(b)		430	430,406
Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.65%, 10/25/37(a)(b)		860	863,366
Series 2024-76A, Class B, (3-mo. CME Term SOFR + 1.67%), 5.95%, 10/25/37(a)(b)		390	390,781
Series 2024-76A, Class D1, (3-mo. CME Term SOFR + 2.90%), 7.18%, 10/25/37(a)(b)		260	260,913
Series 2024-77A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.55%, 01/25/38(a)(b)		2,252	2,255,407
Series 2025-81A, Class A1, (3-mo. CME Term SOFR + 1.31%), 07/20/38(a)(b)(f)		1,080	1,077,956
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/46(a)		14,375	14,538,117
Series 2025-1A, Class A, 5.38%, 02/20/49(a)		12,930	13,091,016
Series 2025-1A, Class B, 6.27%, 02/20/49(a)		497	507,826
Security		Par (000)	Value
Asset-Backed Securities (continued)
GoodLeap Home Improvement Solutions Trust
Series 2025-2A, Class A, 5.32%, 06/20/49(a)	USD	10,818	$ 10,914,490
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class A, 4.95%, 07/20/49(a)		459	414,180
Gracie Point International Funding LLC
Series 2023-1A, Class A, (SOFR (90-day) + 1.95%), 6.30%, 09/01/26(a)(b)		2,384	2,387,519
Series 2024-1A, Class A, (SOFR (90-day) + 1.70%), 6.12%, 03/01/28(a)(b)		7,816	7,830,508
Green Lakes Park CLO LLC, Series 2025-1A, Class ARR, (3-mo. CME Term SOFR + 1.18%), 5.46%, 01/25/38(a)(b)		4,060	4,061,015
GreenPoint Manufactured Housing, Series 1999-5, Class M2, 9.23%, 12/15/29(b)		559	557,867
GreenSky Home Improvement Issuer Trust
Series 2024-1, Class A4, 5.67%, 06/25/59(a)		7,203	7,345,023
Series 2024-1, Class B, 5.87%, 06/25/59(a)		1,072	1,091,186
Series 2024-2, Class A4, 5.15%, 10/27/59(a)		1,698	1,711,817
Series 2024-2, Class B, 5.26%, 10/27/59(a)		1,474	1,482,355
Greenwood Park CLO Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.55%, 04/15/31(a)(b)		213	213,658
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 5.13%, 12/25/35(b)		836	376,210
Series 2006-18, Class AF2A, 5.63%, 11/25/36(b)		110	30,242
Series 2006-18, Class AF3A, 5.77%, 11/25/36(b)		1,088	297,959
Series 2006-4, Class 1A1, 4.24%, 03/25/36(b)		1,488	1,002,886
Series 2006-5, Class 2A1, (1-mo. CME Term SOFR + 0.25%), 4.57%, 03/25/36(b)		10	3,338
Series 2007-2, Class AF3, 5.92%, 03/25/37(b)		441	78,567
GSAMP Trust
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 4.83%, 01/25/47(b)		653	322,819
Series 2007-HS1, Class M6, (1-mo. CME Term SOFR + 3.49%), 7.81%, 02/25/47(b)		1,300	1,280,425
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 2.36%), 6.64%, 07/28/31(a)(b)		250	250,556
Halseypoint CLO 4 Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.75%, 04/20/34(a)(b)		1,330	1,331,729
Halseypoint CLO 7 Ltd., Series 2023-7A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.80%, 07/20/38(a)(b)		1,080	1,080,000
Hamlin Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.61%, 10/20/37(a)(b)		1,460	1,464,987
Harriman Park CLO Ltd., Series 2020-1A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 5.65%, 04/20/34(a)(b)		500	500,746
Henley CLO IV DAC
Series 4A, Class D, (3-mo. EURIBOR + 3.00%), 5.16%, 04/25/34(a)(b)	EUR	750	890,214
Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 3.51%, 04/25/34(b)(e)		540	634,720
Hermitage 2025 PLC
Series 2025-1, Class D, (1-day SONIA + 1.70%), 5.92%, 04/21/33(b)(e)	GBP	648	889,711

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Hermitage 2025 PLC
Series 2025-1, Class E, (1-day SONIA + 3.20%), 7.42%, 04/21/33(b)(e)	GBP	468	$ 642,564
Hermitage PLC
Series 2024-1, Class C, (1-day SONIA + 1.60%), 5.82%, 04/21/33(b)(e)		526	723,719
Series 2024-1, Class D, (1-day SONIA + 2.35%), 6.57%, 04/21/33(b)(e)		327	452,615
Series 2024-1, Class E, (1-day SONIA + 3.90%), 8.12%, 04/21/33(b)(e)		531	735,412
Hill FL BV, Series 2024-2FL, Class D, (1-mo. EURIBOR + 1.95%), 3.86%, 10/18/32(b)(e)	EUR	500	579,998
Home Efficiency Trust, Series 2024, Class A, 0.00%, 12/31/54(a)(g)	USD	17,095	17,409,485
Home Equity Asset Trust
Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 5.03%, 07/25/36(b)		2,440	2,309,772
Series 2007-1, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.73%, 05/25/37(b)		1,662	1,385,341
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 3.78%, 07/25/34(b)		222	212,658
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(c)		1,634	153,812
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		8,720	8,398,121
Household Capital RMBS, Series 2025-1, Class A, (3-mo. BBSW + 1.90%), 5.69%, 07/21/87(b)(e)	AUD	3,530	2,315,765
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B2, (SOFR (30-day) + 1.40%), 5.70%, 05/20/32(a)(b)	USD	4,320	4,344,570
Series 2024-2, Class B2, (SOFR (30-day) + 1.35%), 5.65%, 10/20/32(a)(b)		6,985	7,020,207
Invesco CLO Ltd., Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.07%, 04/20/35(a)(b)		947	948,894
Invesco Euro CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.80%), 6.08%, 01/15/34(b)(e)	EUR	350	410,587
Italian Stella Loans Srl, Series 2024-2, Class D, (1-mo. EURIBOR + 2.15%), 4.13%, 05/27/39(b)(e)		244	289,645
JPMorgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo. CME Term SOFR + 0.52%), 4.84%, 05/25/36(b)	USD	490	487,813
Series 2007-CH1, Class MF1, 4.47%, 11/25/36(c)		120	122,909
Juniper Valley Park CLO Ltd., Series 2023-1R, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.82%, 07/20/36(a)(b)		2,680	2,683,276
Kings Park CLO Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.66%, 01/21/35(a)(b)		810	811,834
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo. CME Term SOFR + 1.96%), 6.28%, 09/15/29(a)(b)		131	131,319
KKR CLO 33 Ltd., Series 33A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.70%, 07/20/34(a)(b)		250	250,436
Security		Par (000)	Value
Asset-Backed Securities (continued)
Lake George Park CLO Ltd., Series 2025-1A, Class B, (3-mo. CME Term SOFR + 1.50%), 5.77%, 04/15/38(a)(b)	USD	1,350	$ 1,349,582
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.60%, 01/20/31(a)(b)		838	838,652
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.59%, 04/15/31(a)(b)		663	663,599
LCM 36 Ltd., Series 36A, Class A1R, (3-mo. CME Term SOFR + 1.07%), 5.33%, 01/15/34(a)(b)		5,600	5,603,130
LCM XIV LP, Series 14A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.57%, 07/20/31(a)(b)		89	88,585
LCM XVII LP, Series 17A, Class A1AR, (3-mo. CME Term SOFR + 1.39%), 5.65%, 10/15/31(a)(b)		102	102,028
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)		2,272	2,185,602
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)		2,061	396,820
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)		2,365	2,212,741
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(b)		718	724,080
Series 2002-A, Class C, 0.00%, 06/15/33		148	146,482
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 4.52%, 06/25/37(a)(b)		288	190,744
LendingClub Rated Notes Issuer Trust
Series 2025-P1, Class A, 5.54%, 06/16/31(a)		11,617	11,671,534
Series 2025-P1, Class B, 5.92%, 06/16/31(a)		871	875,089
Series 2025-P1, Class C, 6.56%, 06/16/31(a)		1,740	1,748,168
Series 2025-P1, Class D, 6.79%, 06/16/31(a)		707	710,319
Series 2025-P1, Class E, 9.28%, 06/16/31(a)		1,378	1,384,469
Series 2025-P1, Class F, 13.31%, 06/16/38(a)		458	460,150
Series 2025-P1, Class R, 0.00%, 07/16/40(a)		182	445,575
Lendmark Funding Trust
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		730	659,191
Series 2024-1A, Class B, 5.88%, 06/21/32(a)		2,136	2,173,059
Series 2024-1A, Class C, 6.40%, 06/21/32(a)		818	832,344
Series 2024-1A, Class D, 7.21%, 06/21/32(a)		953	975,511
Series 2024-2A, Class B, 4.86%, 02/21/34(a)		1,304	1,299,170
Series 2024-2A, Class C, 5.25%, 02/21/34(a)		399	399,435
Series 2024-2A, Class D, 5.69%, 02/21/34(a)		1,277	1,287,290
Series 2025-1A, Class A, 4.94%, 09/20/34(a)		6,997	7,051,670
Series 2025-1A, Class C, 5.68%, 09/20/34(a)		454	460,789
Lewey Park CLO Ltd., Series 2024-1A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.97%, 10/21/37(a)(b)		470	470,627
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 5.85%, 01/17/37(a)(b)		656	656,465
Series 2025-CRE8, Class A, (1-mo. CME Term SOFR + 1.39%), 5.70%, 08/17/42(a)(b)		1,750	1,744,476
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		4,236	3,575,301
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		4,076	3,397,036
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.73%, 06/25/36(b)		2,889	1,347,396

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.75%, 08/25/36(b)	USD	7,721	$ 3,083,679
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3-mo. CME Term SOFR + 1.64%), 5.92%, 01/17/30(a)(b)		430	429,886
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/64(a)		8,360	8,388,711
Madison Park Funding LI Ltd., Series 2021-51A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.23%, 07/19/34(a)(b)		2,740	2,742,364
Madison Park Funding LVII Ltd., Series 2022- 57A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.56%, 07/27/34(a)(b)		250	250,467
Madison Park Funding LXII Ltd., Series 2022- 62A, Class AR, (3-mo. CME Term SOFR + 1.85%), 6.13%, 07/17/36(a)(b)		3,020	3,020,000
Madison Park Funding LXVII Ltd., Series 2024- 67A, Class B, (3-mo. CME Term SOFR + 2.05%), 6.33%, 04/25/37(a)(b)		6,610	6,648,090
Madison Park Funding LXXI Ltd.
Series 2025-71A, Class A1, (3-mo. CME Term SOFR + 1.14%), 5.41%, 04/23/38(a)(b)		1,900	1,897,199
Series 2025-71A, Class B, (3-mo. CME Term SOFR + 1.50%), 5.77%, 04/23/38(a)(b)		250	249,443
Madison Park Funding XIX Ltd.
Series 2015-19A, Class AR3, (3-mo. CME Term SOFR + 1.60%), 5.87%, 01/22/37(a)(b)		7,000	7,033,586
Series 2015-19A, Class BR3, (3-mo. CME Term SOFR + 2.25%), 6.52%, 01/22/37(a)(b)		1,000	1,006,779
Madison Park Funding XL Ltd., Series 9A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 5.58%, 05/28/30(a)(b)		2,152	2,153,270
Madison Park Funding XLII Ltd.
Series 13A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.43%, 11/21/30(a)(b)		267	267,245
Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.04%, 11/21/30(a)(b)		1,500	1,501,501
Series 13A, Class C, (3-mo. CME Term SOFR + 2.06%), 6.34%, 11/21/30(a)(b)		390	390,855
Madison Park Funding XVIII Ltd., Series 2015- 18A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.13%, 10/21/30(a)(b)		610	611,274
Madison Park Funding XXI Ltd., Series 2016- 21A, Class AARR, (3-mo. CME Term SOFR + 1.34%), 5.60%, 10/15/32(a)(b)		1,697	1,700,270
Madison Park Funding XXII Ltd., Series 2016- 22A, Class AR2, (3-mo. CME Term SOFR + 1.31%), 5.57%, 01/15/38(a)(b)		3,000	3,009,184
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class BR, (3-mo. CME Term SOFR + 1.81%), 6.09%, 07/27/31(a)(b)		500	500,819
Series 2017-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 6.54%, 07/27/31(a)(b)		900	901,995
Madison Park Funding XXIV Ltd., Series 2016- 24A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.82%, 10/20/29(a)(b)		760	759,859
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXIX Ltd., Series 2018- 29A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 5.50%, 03/25/38(a)(b)	USD	7,000	$ 6,993,000
Madison Park Funding XXVII Ltd., Series 2018- 27A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.52%, 04/20/38(a)(b)		500	499,815
Madison Park Funding XXXI Ltd., Series 2018- 31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 6.08%, 07/23/37(a)(b)		4,110	4,123,034
Madison Park Funding XXXIII Ltd., Series 2019- 33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 5.55%, 10/15/32(a)(b)		1,559	1,560,147
Madison Park Funding XXXV Ltd., Series 2019- 35A, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.93%, 04/20/32(a)(b)		1,030	1,030,189
Madison Park Funding XXXVII Ltd., Series 2019- 37A, Class AR2, (3-mo. CME Term SOFR + 1.53%), 5.79%, 04/15/37(a)(b)		670	672,345
Marble Point CLO XXII Ltd., Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.11%), 6.39%, 07/25/34(a)(b)		250	251,124
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 8.18%, 01/22/35(a)(b)		250	249,159
Mariner CLO LLC, Series 2016-3A, Class AR3, (3-mo. CME Term SOFR + 1.59%), 5.87%, 01/23/37(a)(b)		1,350	1,354,142
Mariner Finance Issuance Trust
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		1,265	1,163,083
Series 2024-AA, Class A, 5.13%, 09/22/36(a)		5,718	5,791,009
Series 2024-AA, Class D, 6.77%, 09/22/36(a)		304	313,641
Series 2024-AA, Class E, 9.02%, 09/22/36(a)		1,277	1,328,809
Series 2024-BA, Class A, 4.91%, 11/20/38(a)		7,474	7,555,131
Series 2024-BA, Class D, 6.36%, 11/20/38(a)		1,400	1,427,050
Series 2025-AA, Class A, 4.98%, 05/20/38(a)		10,592	10,735,719
Series 2025-AA, Class B, 5.33%, 05/20/38(a)		1,425	1,451,001
Series 2025-AA, Class C, 5.69%, 05/20/38(a)		1,462	1,486,846
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 4.95%, 06/25/36(a)(b)		888	825,701
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.67%), 4.99%, 05/25/37(b)		1,318	1,114,679
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 4.95%, 06/25/46(a)(b)		179	175,269
Meacham Park CLO Ltd., Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.87%, 10/20/37(a)(b)		3,440	3,444,723
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 4.91%, 05/25/37(b)		756	547,302
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 4.82%, 08/25/37(b)		394	352,215
Series 2006-RM3, Class A2B, (1-mo. CME Term SOFR + 0.29%), 4.61%, 06/25/37(b)		819	171,954
Metro Finance Trust
Series 2025-1, Class C, (1-mo. BBSW + 1.90%), 5.71%, 10/15/31(b)	AUD	500	329,569
Series 2025-1, Class D, (1-mo. BBSW + 2.20%), 6.01%, 10/15/31(b)		650	429,338

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 6.95%, 09/17/37(a)(b)	USD	1,799	$ 1,803,611
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 6.47%, 06/19/37(a)(b)		4,391	4,392,330
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54(a)(c)		4,901	4,914,178
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class A1R2, (3-mo. CME Term SOFR + 1.21%), 5.48%, 01/18/36(a)(b)		1,530	1,529,858
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.61%, 04/18/36(a)(b)		3,170	3,173,566
Mila BV
Series 2024-1, Class C, (1-mo. EURIBOR + 1.45%), 3.54%, 09/16/41(b)(e)	EUR	238	280,348
Series 2024-1, Class D, (1-mo. EURIBOR + 2.00%), 4.09%, 09/16/41(b)(e)		188	222,094
Milford Park CLO Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.16%), 5.43%, 01/20/38(a)(b)	USD	2,370	2,368,815
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		3,560	3,130,044
Milos CLO Ltd., Series 2017-1A, Class AR, (3- mo. CME Term SOFR + 1.33%), 5.60%, 10/20/30(a)(b)		381	381,154
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1-mo. CME Term SOFR + 0.71%), 5.03%, 12/25/34(b)		820	771,619
Series 2005-HE5, Class M4, (1-mo. CME Term SOFR + 0.98%), 5.30%, 09/25/35(b)		2,846	2,356,893
Series 2006-HE8, Class A2FP, (1-mo. CME Term SOFR + 0.18%), 4.50%, 10/25/36(b)		1,667	721,782
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 8.23%, 02/25/47(a)(b)		359	337,329
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1-mo. CME Term SOFR + 0.43%), 4.75%, 04/25/36(b)		1,294	898,855
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(c)		1,873	409,192
Series 2006-12XS, Class A6A, 6.23%, 10/25/36(c)		719	194,167
Series 2006-16AX, Class 1A, (1-mo. CME Term SOFR + 0.45%), 4.77%, 11/25/36(b)		3,477	541,702
Series 2006-16AX, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.93%, 11/25/36(b)		1,010	275,410
Series 2007-3XS, Class 2A3S, 6.36%, 01/25/47(c)		1,392	492,669
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47(c)		6,060	2,105,808
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		1,224	1,139,637
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		435	382,641
Series 2020-1A, Class A, 2.10%, 04/20/46(a)		590	523,963
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		381	360,894
MP CLO III Ltd., Series 2013-1A, Class AR, (3- mo. CME Term SOFR + 1.51%), 5.78%, 10/20/30(a)(b)		50	50,316
Security		Par (000)	Value
Asset-Backed Securities (continued)
MP CLO VII Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.86%), 6.13%, 10/18/28(a)(b)	USD	489	$ 488,780
Myers Park CLO Ltd.
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 5.93%, 10/20/30(a)(b)		890	890,581
Series 2018-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.13%, 10/20/30(a)(b)		1,300	1,302,870
Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.31%), 6.58%, 10/20/30(a)(b)		250	250,555
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.73%), 5.05%, 04/25/37(b)		3,320	3,178,928
Navient Education Loan Trust, Series 2025-A, Class D, 6.03%, 07/15/55(a)		404	406,856
Navient Private Education Loan Trust
Series 2014-AA, Class B, 3.50%, 08/15/44(a)		6,000	5,892,974
Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 5.33%, 11/15/68(a)(b)		928	925,608
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		71	69,971
Series 2020-FA, Class B, 2.69%, 07/15/69(a)		2,590	2,194,063
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		860	770,791
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		2,315	2,160,870
Series 2024-A, Class A, 5.66%, 10/15/72(a)		13,264	13,435,422
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%, 04/20/62(a)		3,470	3,068,900
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		22,590	19,978,802
Series 2021-A, Class C, 3.75%, 04/20/62(a)		1,706	1,473,324
Series 2021-A, Class D, 4.93%, 04/20/62(a)		2,323	2,069,470
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		13,069	11,501,986
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		836	717,761
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		1,499	1,314,422
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		12,397	10,808,207
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		650	560,984
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		990	871,007
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		7,353	6,557,165
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		331	283,372
Series 2023-PL1A, Class A1A, (SOFR (30- day) + 2.25%), 6.56%, 11/25/53(a)(b)		2,910	2,953,646
Series 2025-AA, Class A1B, (SOFR (30-day) + 1.10%), 5.40%, 03/15/57(a)(b)		14,365	14,261,887
Neuberger Berman CLO XV Ltd., Series 2013- 15A, Class BR2, (3-mo. CME Term SOFR + 1.61%), 5.87%, 10/15/29(a)(b)		250	249,959
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class A1R3, (3-mo. CME Term SOFR + 1.15%), 5.47%, 04/15/39(a)(b)		1,000	999,442
Series 2015-20A, Class BR3, (3-mo. CME Term SOFR + 1.50%), 5.82%, 04/15/39(a)(b)		750	748,353
Neuberger Berman CLO XXI Ltd., Series 2016- 21A, Class A1R3, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/20/39(a)(b)		6,960	6,980,881
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.93%, 01/20/32(a)(b)		1,340	1,339,323

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series 2019-34A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 5.51%, 01/20/35(a)(b)	USD	286	$ 285,701
Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.02%, 01/20/35(a)(b)		1,000	1,000,822
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.58%, 04/16/33(a)(b)		3,908	3,911,625
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.77%, 01/20/37(a)(b)		780	779,177
Neuberger Berman Loan Advisers CLO 54 Ltd., Series 2024-54A, Class B, (3-mo. CME Term SOFR + 1.95%), 6.23%, 04/23/38(a)(b)		1,520	1,525,701
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1-mo. CME Term SOFR + 0.79%), 5.11%, 12/25/35(b)		2,183	1,862,371
New Mountain CLO 2 Ltd., Series CLO-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.62%, 01/15/38(a)(b)		1,990	1,995,955
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39(a)		699	673,160
Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.64%, 12/21/29(a)(b)		36	36,324
NewDay Funding, Series 2025-2X, Class C, (1-day SONIA + 1.50%), 07/15/33(b)(e)(f)	GBP	981	1,346,570
Newday Funding Master Issuer PLC
Series 2024-2X, Class B, (1-day SONIA + 1.40%), 5.62%, 07/15/32(b)(e)		655	902,465
Series 2024-2X, Class C, (1-day SONIA + 1.90%), 6.12%, 07/15/32(b)(e)		780	1,079,230
Series 2024-2X, Class D, (1-day SONIA + 2.65%), 6.87%, 07/15/32(b)(e)		1,645	2,277,936
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. CME Term SOFR + 0.51%), 4.83%, 10/25/36(a)(b)	USD	44	56,012
Noria
Series 2024-DE1, Class D, (1-mo. EURIBOR + 1.65%), 3.54%, 02/25/43(b)(e)	EUR	500	588,944
Series 2024-DE1, Class E, (1-mo. EURIBOR + 3.55%), 5.44%, 02/25/43(b)(e)		500	589,582
Series 2024-DE1, Class F, (1-mo. EURIBOR + 4.50%), 6.39%, 02/25/43(b)(e)		300	354,189
Oak Hill Credit Partners X-R Ltd., Series 2014- 10RA, Class AR2, (3-mo. CME Term SOFR + 1.13%), 5.40%, 04/20/38(a)(b)	USD	2,680	2,677,598
Oaktree CLO Ltd.
Series 2020-1A, Class BRR, (3-mo. CME Term SOFR + 1.55%), 5.81%, 01/15/38(a)(b)		930	925,906
Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 0.97%), 5.23%, 01/15/35(a)(b)		2,100	2,098,621
Series 2024-27A, Class A2, (3-mo. CME Term SOFR + 1.57%), 5.84%, 10/22/37(a)(b)		790	791,164
Series 2024-27A, Class D1, (3-mo. CME Term SOFR + 3.00%), 7.27%, 10/22/37(a)(b)		250	250,720
Security		Par (000)	Value
Asset-Backed Securities (continued)
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(b)	USD	433	$ 151,346
Series 2001-D, Class A4, 6.93%, 09/15/31(b)		276	116,520
Series 2002-B, Class M1, 7.62%, 06/15/32(b)		3,297	3,332,247
OCP Aegis CLO Ltd., Series 2024-39A, Class A1, (3-mo. CME Term SOFR + 1.22%), 5.48%, 01/16/37(a)(b)		310	310,156
OCP CLO Ltd.
Series 2014-5A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.62%, 04/26/31(a)(b)		63	63,253
Series 2014-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 5.94%, 04/26/31(a)(b)		1,070	1,072,420
Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 5.95%, 10/18/37(a)(b)		1,960	1,962,496
Series 2016-12A, Class XR3, (3-mo. CME Term SOFR + 1.20%), 5.47%, 10/18/37(a)(b)		1,890	1,890,024
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.61%, 11/26/37(a)(b)		6,765	6,790,458
Series 2018-15A, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.54%, 01/20/38(a)(b)		535	535,698
Series 2019-16A, Class AR, (3-mo. CME Term SOFR + 1.26%), 5.47%, 04/10/33(a)(b)		3,895	3,897,313
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.67%, 07/20/37(a)(b)		1,570	1,575,002
Series 2020-18A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.64%, 07/20/37(a)(b)		2,080	2,086,660
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 7.37%, 07/20/37(a)(b)		390	390,277
Series 2020-20A, Class B1R, (3-mo. CME Term SOFR + 1.95%), 6.22%, 04/18/37(a)(b)		360	361,513
Series 2020-8RA, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.53%, 10/17/36(a)(b)		750	751,362
Series 2021-22A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 10/20/37(a)(b)		660	660,985
Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.93%, 10/15/37(a)(b)		1,390	1,395,284
Series 2024-37A, Class B1, (3-mo. CME Term SOFR + 1.68%), 6.25%, 10/15/37(a)(b)		1,390	1,393,234
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.68%, 01/21/38(a)(b)		4,400	4,413,266
Series 2025-40A, Class A, (3-mo. CME Term SOFR + 1.14%), 5.46%, 04/16/38(a)(b)		6,620	6,610,098
OCP Euro CLO DAC
Series 2019-3A, Class CR, (3-mo. EURIBOR + 2.30%), 4.54%, 04/20/33(a)(b)	EUR	250	296,214
Series 2019-3A, Class DR, (3-mo. EURIBOR + 3.30%), 5.54%, 04/20/33(a)(b)		250	295,520

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon 56 Ltd., Series 2021-1A, Class B, (3- mo. CME Term SOFR + 1.91%), 6.17%, 10/15/34(a)(b)	USD	250	$ 250,760
Octagon 57 Ltd.
Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.41%), 5.67%, 10/15/34(a)(b)		500	500,939
Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.91%), 6.17%, 10/15/34(a)(b)		1,280	1,282,435
Octagon 66 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.75%), 6.08%, 11/16/36(a)(b)		4,970	4,992,112
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3-mo. CME Term SOFR + 1.22%), 5.48%, 04/16/31(a)(b)		2,142	2,141,951
Octagon Investment Partners 39 Ltd.
Series 2018-3A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.42%, 10/20/30(a)(b)		971	972,162
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.07%, 10/20/30(a)(b)		8,890	8,905,004
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.17%, 07/15/36(a)(b)		3,290	3,299,906
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 5.88%, 07/19/30(a)(b)		1,430	1,430,358
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.56%, 07/17/30(a)(b)		1,742	1,744,566
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 5.54%, 01/25/31(a)(b)		855	854,805
Octagon Loan Funding Ltd., Series 2014-1A, Class BRR, (3-mo. CME Term SOFR + 1.96%), 6.29%, 11/18/31(a)(b)		250	250,665
OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.75%, 04/20/37(a)(b)		3,170	3,180,069
OHA Credit Funding 19 Ltd., Series 2024-19A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.97%, 07/20/37(a)(b)		250	250,488
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.24%), 5.51%, 01/21/38(a)(b)		15,470	15,496,155
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.56%, 01/22/38(a)(b)		3,170	3,177,896
OHA Credit Funding 5 Ltd.
Series 2020-5A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/18/37(a)(b)		8,960	8,991,607
Series 2020-5A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.97%, 10/18/37(a)(b)		420	420,988
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.60%, 10/20/37(a)(b)		850	852,808
OHA Credit Funding 7 Ltd.
Series 2020-7A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 07/19/38(a)(b)(f)		1,520	1,520,000
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.57%, 02/24/37(a)(b)		3,720	3,730,873
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/19/37(a)(b)	USD	2,780	$ 2,789,788
Series 2021-9A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.97%, 10/19/37(a)(b)		3,510	3,518,187
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.73%, 04/20/37(a)(b)		3,530	3,543,182
OHA Credit Partners XII Ltd., Series 2015-12A, Class B1R2, (3-mo. CME Term SOFR + 1.95%), 6.23%, 04/23/37(a)(b)		1,550	1,555,411
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/18/37(a)(b)		5,388	5,406,759
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.63%, 05/23/31(a)(b)		2,328	2,329,905
Series 2015-1A, Class AR3, (3-mo. CME Term SOFR + 1.41%), 5.68%, 01/19/37(a)(b)		1,830	1,834,828
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.73%, 07/20/37(a)(b)		3,750	3,763,771
Series 2016-1A, Class B1R2, (3-mo. CME Term SOFR + 1.70%), 5.97%, 07/20/37(a)(b)		250	250,590
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class D, 6.10%, 07/14/37(a)		1,484	1,506,524
OneMain Financial Issuance Trust
Series 2020-2A, Class C, 2.76%, 09/14/35(a)		2,620	2,500,396
Series 2024-1A, Class A, 5.79%, 05/14/41(a)		17,503	18,315,610
Series 2025-1A, Class D, 5.79%, 07/14/38(a)		2,126	2,145,962
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 5.17%, 11/25/35(b)		4,030	3,457,982
Series 2007-CP1, Class 2A3, (1-mo. CME Term SOFR + 0.32%), 4.64%, 03/25/37(b)		2,360	2,033,670
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(c)		1,682	1,435,753
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)		4,031	3,472,539
Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37(c)		279	272,140
Orchard Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.63%, 10/20/37(a)(b)		15,180	15,235,234
Series 2024-1A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.97%, 10/20/37(a)(b)		1,380	1,382,722
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(b)		661	663,102
Series 2007-B, Class A1, (1-mo. CME Term SOFR + 1.20%), 6.16%, 10/15/37(a)(b)		155	154,258
Owl Rock CLO V Ltd., Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.78%), 6.05%, 04/20/34(a)(b)		900	902,197
Owl Rock CLO VII LLC, Series 2022-7A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.72%, 04/20/38(a)(b)		290	290,290

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 5.98%, 07/24/36(a)(b)	USD	3,925	$ 3,939,026
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.50%, 01/25/37(c)		1,524	1,395,129
OZLM XVIII Ltd.
Series 2018-18A, Class A, (3-mo. CME Term SOFR + 1.28%), 5.54%, 04/15/31(a)(b)		1,637	1,638,080
Series 2018-18A, Class B, (3-mo. CME Term SOFR + 1.81%), 6.07%, 04/15/31(a)(b)		700	701,265
OZLM XXII Ltd., Series 2018-22A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.61%, 01/17/31(a)(b)		130	129,865
OZLM XXIV Ltd., Series 2019-24A, Class A2AR, (3-mo. CME Term SOFR + 1.96%), 6.23%, 07/20/32(a)(b)		750	751,769
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)		3,423	2,832,433
Palmer Square CLO Ltd.
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.72%, 11/14/34(a)(b)		3,570	3,578,322
Series 2020-3A, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 5.98%, 11/15/36(a)(b)		1,270	1,275,210
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.67%, 01/15/35(a)(b)		360	360,919
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 07/15/38(a)(b)(f)		610	610,000
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.17%, 10/15/34(a)(b)		250	250,000
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.62%, 07/20/37(a)(b)		1,530	1,535,384
Series 2022-3A, Class D1R, (3-mo. CME Term SOFR + 2.95%), 7.22%, 07/20/37(a)(b)		550	550,142
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.92%, 07/20/37(a)(b)		3,270	3,277,954
Palmer Square Loan Funding Ltd.
Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.86%), 7.12%, 10/15/29(a)(b)		250	251,596
Series 2021-4A, Class D, (3-mo. CME Term SOFR + 5.26%), 9.52%, 10/15/29(a)(b)		1,480	1,480,083
Series 2022-2A, Class A2, (3-mo. CME Term SOFR + 1.90%), 6.16%, 10/15/30(a)(b)		1,810	1,815,850
Series 2022-2A, Class B, (3-mo. CME Term SOFR + 2.20%), 6.46%, 10/15/30(a)(b)		390	390,869
Series 2022-2A, Class C, (3-mo. CME Term SOFR + 3.10%), 7.36%, 10/15/30(a)(b)		250	251,748
Series 2022-3A, Class A1BR, (3-mo. CME Term SOFR + 1.40%), 5.66%, 04/15/31(a)(b)		250	250,033
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 5.86%, 04/15/31(a)(b)		16,630	16,642,870
Series 2024-1A, Class A2, (3-mo. CME Term SOFR + 1.45%), 5.71%, 10/15/32(a)(b)		1,680	1,680,678
Panorama Auto Trust
Series 2025-1, Class C, (1-mo. BBSW + 1.55%), 5.29%, 03/15/33(b)(e)	AUD	732	477,632
Security		Par (000)	Value
Asset-Backed Securities (continued)
Panorama Auto Trust
Series 2025-1, Class E, (1-mo. BBSW + 3.40%), 7.14%, 03/15/33(b)(e)	AUD	540	$ 350,642
Park Blue CLO Ltd.
Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.69%, 07/20/37(a)(b)	USD	1,460	1,465,843
Series 2024-6A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.64%, 01/25/38(a)(b)		1,634	1,639,565
Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.22%), 5.47%, 04/25/38(a)(b)		2,000	1,999,400
PCL Funding IX PLC
Series 2024-1, Class B, (1-day SONIA + 1.30%), 5.52%, 07/16/29(b)(e)	GBP	684	936,324
Series 2024-1, Class C, (1-day SONIA + 2.15%), 6.37%, 07/16/29(b)(e)		151	206,777
PFS Financing Corp., Series 2022-E, Class B, 5.54%, 10/30/26(a)(g)	USD	12,000	12,020,400
Pikes Peak CLO 12 Ltd., Series 2023-12A, Class AR, (3-mo. CME Term SOFR + 1.22%), 5.49%, 04/20/38(a)(b)		500	499,961
Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.61%, 07/20/34(a)(b)		370	370,935
Point Broadband & Funding LLC, Series 2025- 1A, Class C, 07/20/55(a)(f)		3,261	3,260,969
Pony SA
Series 2024-1, Class C, (1-mo. EURIBOR + 1.20%), 3.09%, 01/14/33(b)(e)	EUR	400	471,608
Series 2024-1, Class D, (1-mo. EURIBOR + 1.65%), 3.54%, 01/14/33(b)(e)		300	354,289
Post CLO Ltd., Series 2023-1A, Class A, (3-mo. CME Term SOFR + 1.95%), 6.22%, 04/20/36(a)(b)	USD	500	501,046
Post CLO VI Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.88%, 01/20/38(a)(b)		950	954,537
PRET LLC
Series 2021-RN4, Class A1, 5.49%, 10/25/51(a)(b)		4,134	4,131,124
Series 2024-NPL4, Class A1, 7.00%, 07/25/54(a)(c)		6,018	6,027,750
Series 2024-NPL5, Class A1, 5.96%, 09/25/54(a)(c)		4,935	4,940,033
Prima Capital CRE Securitization Ltd., Series 2016-6A, Class C, 4.00%, 08/24/40(a)		3,006	2,960,063
Prodigy Finance DAC
Series 2021-1A, Class A, (1-mo. CME Term SOFR + 1.36%), 5.68%, 07/25/51(a)(b)		1,222	1,220,606
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 6.93%, 07/25/51(a)(b)		240	242,274
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 8.18%, 07/25/51(a)(b)		139	142,285
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 10.33%, 07/25/51(a)(b)		95	97,952
Progress Residential Trust
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		1,813	1,718,858
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		7,320	7,111,948
Series 2021-SFR3, Class F, 3.44%, 05/17/26(a)		6,640	6,547,108

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Progress Residential Trust
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)	USD	1,342	$ 1,282,627
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		2,617	2,438,287
Series 2022-SFR1, Class G, 5.52%, 02/17/41(a)		2,617	2,434,050
Series 2024-SFR2, Class E1, 3.40%, 04/17/41(a)(b)		2,025	1,865,978
Series 2024-SFR2, Class E2, 3.65%, 04/17/41(a)(b)		1,012	930,088
Quarzo Srl
Series 2024-1, Class C, (3-mo. EURIBOR + 2.30%), 4.28%, 06/15/41(b)(e)	EUR	345	410,365
Series 2024-1, Class D, (3-mo. EURIBOR + 3.70%), 5.68%, 06/15/41(b)(e)		281	334,268
Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, (3-mo. CME Term SOFR + 1.20%), 5.46%, 10/15/30(a)(b)	USD	727	727,607
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.64%, 07/25/31(a)(b)		1,062	1,062,540
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.62%, 01/20/34(a)(b)		4,056	4,063,923
Series 2021-15A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.18%, 01/20/34(a)(b)		430	431,718
Rad CLO 16 Ltd., Series 2022-16A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.81%, 07/15/37(a)(b)		325	326,329
Rad CLO 18 Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.72%, 07/15/37(a)(b)		250	250,813
Rad CLO 21 Ltd.
Series 2023-21A, Class A1R, (3-mo. CME Term SOFR + 1.07%), 5.35%, 01/25/37(a)(b)		1,270	1,270,939
Series 2023-21A, Class CR, (3-mo. CME Term SOFR + 1.80%), 6.08%, 01/25/37(a)(b)		1,500	1,500,770
Rad CLO 23 Ltd., Series 2024-23A, Class B1, (3-mo. CME Term SOFR + 2.05%), 6.32%, 04/20/37(a)(b)		1,400	1,408,582
Rad CLO 25 Ltd., Series 2024-25A, Class A1, (3-mo. CME Term SOFR + 1.46%), 5.73%, 07/20/37(a)(b)		490	492,153
Rad CLO 27 Ltd., Series 2024-27A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.61%, 01/15/38(a)(b)		930	932,736
Rad CLO 5 Ltd., Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.66%, 07/24/32(a)(b)		2,301	2,304,706
Rad CLO 7 Ltd.
Series 2020-7A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.63%, 04/17/36(a)(b)		1,050	1,051,575
Series 2020-7A, Class B1R, (3-mo. CME Term SOFR + 1.90%), 6.18%, 04/17/36(a)(b)		4,540	4,558,380
Series 2020-7A, Class CR, (3-mo. CME Term SOFR + 2.60%), 6.88%, 04/17/36(a)(b)		2,410	2,419,744
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rad CLO 7 Ltd.
Series 2020-7A, Class D1R, (3-mo. CME Term SOFR + 4.15%), 8.43%, 04/17/36(a)(b)	USD	770	$ 765,728
RAMP Series Trust, Series 2004-RS7, Class A2A, (1-mo. CME Term SOFR + 0.62%), 5.06%, 07/25/34(b)		966	759,460
RCKT Mortgage Trust, Series 2024-CES2, Class B2, 9.90%, 04/25/44(a)(b)		848	888,690
Recette CLO Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.66%), 5.93%, 04/20/34(a)(b)		500	500,127
Red & Black Auto Italy Srl, Series 3, Class C, (1-mo. EURIBOR + 1.50%), 3.43%, 07/28/36(b)(e)	EUR	298	351,972
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(a)(c)	USD	398	397,081
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.63%, 01/25/38(a)(b)		1,710	1,715,662
Regatta 31 Funding Ltd.
Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.17%), 5.40%, 03/25/38(a)(b)		1,380	1,379,720
Series 2025-1A, Class A2, (3-mo. CME Term SOFR + 1.60%), 5.83%, 03/25/38(a)(b)		1,920	1,922,092
Regatta 32 Funding Ltd., Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.63%, 07/25/38(a)(b)		2,550	2,556,885
Regatta IX Funding Ltd., Series 2017-1A, Class B1R, (3-mo. CME Term SOFR + 2.00%), 6.28%, 04/17/37(a)(b)		2,438	2,447,854
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 5.69%, 04/20/34(a)(b)		4,700	4,712,715
Regatta VII Funding Ltd.
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 5.73%, 06/20/34(a)(b)		1,600	1,604,213
Series 2016-1A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 6.18%, 06/20/34(a)(b)		500	500,801
Regatta XI Funding Ltd., Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.03%, 07/17/37(a)(b)		3,270	3,279,165
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 5.65%, 10/15/37(a)(b)		3,340	3,352,881
Regatta XIX Funding Ltd.
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.59%, 04/20/35(a)(b)		1,020	1,023,511
Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.12%, 04/20/35(a)(b)		1,390	1,394,559
Regatta XVIII Funding Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 5.42%, 04/15/38(a)(b)		4,646	4,643,589
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.81%, 04/15/38(a)(b)		750	750,633
Regatta XX Funding Ltd., Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.44%, 01/15/38(a)(b)		1,189	1,189,931

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta XXIII Funding Ltd., Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.68%, 01/20/35(a)(b)	USD	1,300	$ 1,303,468
Regatta XXIV Funding Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/20/38(a)(b)		1,190	1,194,009
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.81%, 04/26/37(a)(b)		2,990	3,001,006
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%, 08/15/33(a)		1,053	1,002,399
Series 2021-3, Class A, 3.88%, 10/17/33(a)(g)		21,460	20,547,950
Series 2022-1, Class A, 3.07%, 03/15/32(a)		239	237,323
Series 2022-1, Class B, 3.71%, 03/15/32(a)		810	799,669
Series 2022-1, Class C, 4.46%, 03/15/32(a)		534	533,099
Series 2022-1, Class D, 6.72%, 03/15/32(a)		1,695	1,696,002
Series 2024-1, Class D, 7.46%, 07/15/36(a)		1,047	1,086,764
Series 2024-2, Class A, 5.11%, 12/15/33(a)		1,860	1,870,177
Series 2024-2, Class D, 6.33%, 12/15/33(a)		271	273,053
Republic Finance Issuance Trust
Series 2024-A, Class B, 6.47%, 08/20/32(a)		695	711,832
Series 2024-A, Class C, 7.28%, 08/20/32(a)		340	349,099
Series 2024-A, Class D, 9.49%, 08/20/32(a)		1,401	1,435,248
Series 2024-B, Class A, 5.42%, 11/20/37(a)		10,434	10,588,987
Series 2024-B, Class B, 5.86%, 11/20/37(a)		3,690	3,750,296
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/18/34(a)(b)		5,690	5,700,242
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 5.63%, 04/20/34(a)(b)		4,827	4,839,388
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 6.02%, 10/15/29(a)(b)		8,271	8,292,749
Series 2017-2A, Class CR, (3-mo. CME Term SOFR + 2.16%), 6.42%, 10/15/29(a)(b)		2,750	2,756,185
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.37%, 10/15/29(a)(b)		4,766	4,775,361
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 5.72%, 10/20/30(a)(b)		4,047	4,047,396
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.68%, 05/20/31(a)(b)		3,808	3,813,168
Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.98%), 6.30%, 05/20/31(a)(b)		1,500	1,501,837
Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.42%), 5.69%, 10/20/31(a)(b)		465	465,793
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 2.06%), 6.33%, 10/20/31(a)(b)		600	601,145
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.69%, 07/20/34(a)(b)		2,020	2,023,369
Romark CLO Ltd.
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.57%, 10/23/30(a)(b)		859	860,170
Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 6.69%, 10/23/30(a)(b)		750	751,679
Romark WM-R Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.56%, 04/20/31(a)(b)		2,808	2,810,733
RR 12 Ltd., Series 2020-12A, Class A2R3, (3- mo. CME Term SOFR + 1.60%), 5.86%, 01/15/36(a)(b)		1,040	1,041,022
Security		Par (000)	Value
Asset-Backed Securities (continued)
RR 18 Ltd., Series 2021-18A, Class A2, (3-mo. CME Term SOFR + 1.86%), 6.12%, 10/15/34(a)(b)	USD	485	$ 485,874
RR 24 Ltd., Series 2022-24A, Class A1A2, (3- mo. CME Term SOFR + 1.31%), 5.57%, 01/15/37(a)(b)		500	501,621
RR 28 Ltd., Series 2024-28RA, Class A1R, (3- mo. CME Term SOFR + 1.55%), 5.81%, 04/15/37(a)(b)		6,320	6,343,790
RR 29 Ltd., Series 2024-29RA, Class A1R, (3- mo. CME Term SOFR + 1.39%), 5.65%, 07/15/39(a)(b)		300	300,959
RR 32 Ltd., Series 2024-32RA, Class A2R, (3- mo. CME Term SOFR + 1.70%), 5.96%, 10/15/39(a)(b)		2,310	2,317,098
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo. CME Term SOFR + 1.15%), 5.47%, 04/15/40(a)(b)		9,490	9,485,026
RR 5 Ltd., Series 2018-5A, Class A2R, (3-mo. CME Term SOFR + 1.95%), 6.21%, 07/15/39(a)(b)		1,000	1,004,152
RR 8 Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.61%, 07/15/37(a)(b)		500	501,000
RRE 5 Loan Management DAC, Series 5A, Class A2R, (3-mo. EURIBOR + 1.75%), 4.03%, 01/15/37(a)(b)	EUR	1,160	1,369,222
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.70%, 01/30/38(a)(b)	USD	2,920	2,928,693
Sandstone Peak Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.54%, 10/15/34(a)(b)		250	250,656
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.68%), 5.94%, 10/15/34(a)(b)		2,410	2,415,623
Series 2021-1A, Class B1R, (3-mo. CME Term SOFR + 1.83%), 6.09%, 10/15/34(a)(b)		710	711,861
Saxon Asset Securities Trust, Series 2004-2, Class MF5, 2.12%, 08/25/35(c)		587	443,848
SC Germany SA Compartment Consumer
Series 2024-2, Class C, (1-mo. EURIBOR + 1.40%), 3.29%, 05/14/38(b)(e)	EUR	800	950,018
Series 2024-2, Class D, (1-mo. EURIBOR + 1.70%), 3.59%, 05/14/38(b)(e)		500	589,878
Series 2025-1, Class D, (1-mo. EURIBOR + 1.75%), 3.66%, 12/14/38(b)(e)		500	593,156
SCF Rahoituspalvelut XIII DAC, Series 13, Class C, (1-mo. EURIBOR + 1.40%), 3.30%, 06/25/34(b)(e)		400	471,155
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1-mo. CME Term SOFR + 1.12%), 5.44%, 10/25/35(b)	USD	340	269,126
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 4.65%, 02/25/37(b)		334	140,087
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 4.97%, 02/25/37(b)		3,558	1,492,226

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Securitized Asset-Backed Receivables LLC Trust
Series 2007-NC2, Class A2C, (1-mo. CME Term SOFR + 0.55%), 4.87%, 01/25/37(b)	USD	575	$ 420,113
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32(a)		2,301	2,242,669
Series 2024-1A, Class A, 6.39%, 11/20/35(a)		3,503	3,566,220
SESAC Finance LLC
Series 2019-1, Class A2, 5.22%, 07/25/49(a)		2,827	2,814,754
Series 2022-1, Class A2, 5.50%, 07/25/52(a)		3,432	3,424,919
Series 2024-1, Class A2, 6.42%, 01/25/54(a)		1,283	1,308,126
SG Mortgage Securities Trust, Series 2006- FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.75%, 07/25/36(b)		857	175,668
Shackleton CLO Ltd., Series 2019-14A, Class BR, (3-mo. CME Term SOFR + 2.06%), 6.33%, 07/20/34(a)(b)		250	251,564
Signal Peak CLO 5 Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.83%, 04/25/37(a)(b)		2,620	2,629,564
Series 2018-5A, Class BR, (3-mo. CME Term SOFR + 2.20%), 6.48%, 04/25/37(a)(b)		610	614,306
Signal Peak CLO 7 Ltd.
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.69%, 10/20/37(a)(b)		400	401,642
Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.80%), 6.07%, 10/20/37(a)(b)		270	270,854
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.66%, 10/20/37(a)(b)		1,430	1,436,537
Silver Point CLO 1 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/20/38(a)(b)		1,250	1,254,000
Silver Point CLO 4 Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.63%), 5.89%, 04/15/37(a)(b)		690	692,730
Silver Point CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.67%, 10/20/37(a)(b)		860	863,308
Silver Point CLO 7 Ltd., Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.65%, 01/15/38(a)(b)		1,900	1,905,579
Silver Point CLO 8 Ltd., Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.21%), 5.43%, 04/15/38(a)(b)		850	849,633
Sixth Street CLO IX Ltd., Series 2017-9A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.65%, 07/21/37(a)(b)		1,690	1,695,598
Sixth Street CLO XIV Ltd., Series 2019-14A, Class A1R2, (3-mo. CME Term SOFR + 1.15%), 5.47%, 01/20/38(a)(b)		1,570	1,569,334
Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.63%, 07/20/34(a)(b)		3,370	3,378,916
Sixth Street CLO XX Ltd.
Series 2021-20A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.69%, 10/20/34(a)(b)		250	250,437
Series 2021-20A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 07/17/38(a)(b)(f)		250	250,000
Series 2021-20A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.18%, 10/20/34(a)(b)		780	781,234
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sixth Street CLO XX Ltd.
Series 2021-20A, Class BR, (3-mo. CME Term SOFR + 1.65%), 07/17/38(a)(b)(f)	USD	2,530	$ 2,530,000
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3, (3-mo. CME Term SOFR + 0.66%), 4.98%, 06/15/33(b)		258	256,457
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 9.18%, 10/15/41(a)(b)		9,857	10,326,095
Small Business Origination Loan Trust DAC, Series 2025-1, Class B, (1-day SONIA + 2.60%), 6.82%, 12/15/36(b)(e)	GBP	195	264,991
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)	USD	595	591,437
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)		6,984	6,569,582
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)		6,740	5,984,605
Series 2021-A, Class C, 2.99%, 01/15/53(a)		6,022	5,260,993
Series 2021-C, Class B, 2.30%, 01/15/53(a)		642	620,903
Series 2021-C, Class C, 3.00%, 01/15/53(a)		416	360,239
Series 2024-A, Class A1A, 5.24%, 03/15/56(a)		1,440	1,464,572
Series 2024-A, Class A1B, (SOFR (30-day) + 1.45%), 5.75%, 03/15/56(a)(b)		14,188	14,323,857
Series 2024-A, Class B, 5.88%, 03/15/56(a)		3,913	4,014,423
Series 2024-C, Class A1B, (SOFR (30-day) + 1.10%), 5.40%, 06/17/52(a)(b)		3,683	3,656,828
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/34(a)		17,370	17,402,165
Series 2025-1, Class B, 5.12%, 02/27/34(a)		1,768	1,785,371
SoFi Personal Loan Trust
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		4,317	4,368,813
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		5,478	5,502,489
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.61%, 01/26/31(a)(b)		203	202,777
Soundview Home Loan Trust
Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 5.23%, 01/25/35(b)		31	25,896
Series 2005-OPT3, Class M4, (1-mo. CME Term SOFR + 1.13%), 5.45%, 11/25/35(b)		547	437,515
Series 2007-NS1, Class M1, (1-mo. CME Term SOFR + 0.64%), 4.96%, 01/25/37(b)		781	746,400
Southwick Park CLO LLC
Series 2019-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.59%, 07/20/32(a)(b)		526	526,732
Series 2019-4A, Class B1R, (3-mo. CME Term SOFR + 1.76%), 6.03%, 07/20/32(a)(b)		370	369,200
SPLT
Series 23-1, Class R1, 0.00%, 10/15/30(a)		178	8,185,606
Series 24-1, Class R1, 0.00%, 02/12/31(a)		162	4,574,559
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3-mo. EURIBOR + 1.60%), 3.88%, 04/15/33(b)(e)	EUR	1,420	1,662,829
STAR Trust, Series 2021-SFR1, Class F, (1-mo. CME Term SOFR + 2.51%), 6.83%, 04/17/38(a)(b)	USD	1,030	1,026,382

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 5.77%, 10/15/30(a)(b)	USD	515	$ 515,229
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3-mo. CME Term SOFR + 2.06%), 6.32%, 01/15/30(a)(b)		1,630	1,633,685
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(b)		1,000	1,110
Stream Innovations Issuer Trust, Series 2025- 1A, Class A, 5.05%, 09/15/45(a)		4,540	4,572,631
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)		42	39,876
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL2, Class M1, (1-mo. CME Term SOFR + 1.16%), 5.48%, 05/25/37(a)(b)		2,106	1,654,417
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(a)		5,747	5,887,747
Sycamore Tree CLO Ltd., Series 2024-5A, Class B, (3-mo. CME Term SOFR + 2.25%), 6.52%, 04/20/36(a)(b)		3,280	3,286,564
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.55%, 01/05/38(a)(b)		2,140	2,146,920
Symphony CLO 46 Ltd., Series 2024-46A, Class A2, (3-mo. CME Term SOFR + 1.59%), 5.86%, 01/20/38(a)(b)		250	250,440
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 5.48%, 04/16/31(a)(b)		154	154,033
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 5.46%, 10/15/31(a)(b)		1,660	1,662,196
Symphony CLO XX Ltd., Series 2018-20A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.81%, 01/16/32(a)(b)		1,110	1,107,613
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, (3-mo. CME Term SOFR + 0.90%), 5.16%, 07/15/32(a)(b)		1,560	1,557,528
Symphony CLO XXIV Ltd., Series 2020-24A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.48%, 01/23/32(a)(b)		399	399,628
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.61%, 04/20/33(a)(b)		1,962	1,964,797
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.68%, 10/23/34(a)(b)		2,230	2,232,610
Symphony CLO XXXIII Ltd., Series 2022-33A, Class AR, (3-mo. CME Term SOFR + 1.26%), 5.54%, 01/24/38(a)(b)		2,000	2,004,197
TAGUS-Sociedade de Titularizacao de Creditos SA/Silk Finance No. 6, Series 6, Class C, (3-mo. EURIBOR + 1.70%), 3.75%, 12/25/39(b)(e)	EUR	500	589,450
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
Series 2, Class B, (1-mo. EURIBOR + 1.80%), 3.89%, 10/27/42(b)(e)		300	353,694
Series 2, Class C, (1-mo. EURIBOR + 2.60%), 4.69%, 10/27/42(b)(e)		200	235,793
Security		Par (000)	Value
Asset-Backed Securities (continued)
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
Series 2, Class D, (1-mo. EURIBOR + 4.00%), 6.09%, 10/27/42(b)(e)	EUR	400	$ 474,593
TCW CLO Ltd., Series 2019-2A, Class A1R2, (3-mo. CME Term SOFR + 1.27%), 5.59%, 01/20/38(a)(b)	USD	1,270	1,272,157
Terwin Mortgage Trust, Series 2005-10HE, Class M5, (1-mo. CME Term SOFR + 1.13%), 5.45%, 06/25/36(b)		358	319,813
Thayer Park CLO Ltd., Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.57%, 04/20/34(a)(b)		550	550,884
TIAA CLO III Ltd., Series 2017-2A, Class A, (3- mo. CME Term SOFR + 1.41%), 5.67%, 01/16/31(a)(b)		282	282,054
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.64%, 01/15/34(a)(b)		5,120	5,129,216
TICP CLO VII Ltd.
Series 2017-7A, Class ASR2, (3-mo. CME Term SOFR + 1.30%), 5.56%, 04/15/33(a)(b)		1,570	1,572,655
Series 2017-7A, Class BR2, (3-mo. CME Term SOFR + 1.90%), 6.16%, 04/15/33(a)(b)		4,165	4,169,967
TICP CLO XI Ltd.
Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 5.81%, 04/25/37(a)(b)		750	752,761
Series 2018-11A, Class BR, (3-mo. CME Term SOFR + 2.05%), 6.33%, 04/25/37(a)(b)		2,680	2,695,782
Series 2018-11A, Class DR, (3-mo. CME Term SOFR + 3.70%), 7.98%, 04/25/37(a)(b)		250	249,650
Tower Bridge Funding PLC
Series 2024-3X, Class C, (1-day SONIA + 1.40%), 5.64%, 12/20/66(b)(e)	GBP	272	373,263
Series 2024-3X, Class D, (1-day SONIA + 1.90%), 6.14%, 12/20/66(b)(e)		334	459,237
Trestles CLO III Ltd., Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.66%, 10/20/37(a)(b)	USD	3,670	3,687,377
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.70%, 07/21/34(a)(b)		9,420	9,436,728
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3-mo. CME Term SOFR + 1.46%), 5.74%, 07/25/37(a)(b)		7,060	7,091,233
Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 5.45%, 04/25/38(a)(b)		2,430	2,428,902
Tricon Residential Trust, Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		3,324	3,237,939
Trimaran CAVU Ltd.
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 4.98%), 9.25%, 11/26/32(a)(b)		500	500,322
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 7.79%, 10/25/34(a)(b)		250	252,708
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.64%, 01/25/38(a)(b)		4,940	4,961,741
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.75%), 6.01%, 01/25/38(a)(b)		600	600,542

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. CME Term SOFR + 1.66%), 5.93%, 10/18/31(a)(b)	USD	970	$ 970,378
Trinitas CLO VII Ltd., Series 2017-7A, Class A1R2, (3-mo. CME Term SOFR + 1.06%), 5.34%, 01/25/35(a)(b)		3,710	3,710,315
Trinitas CLO XIV Ltd.
Series 2020-14A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.62%, 01/25/34(a)(b)		1,250	1,251,440
Series 2020-14A, Class BR, (3-mo. CME Term SOFR + 1.95%), 6.23%, 01/25/34(a)(b)		3,460	3,453,310
Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, (3-mo. CME Term SOFR + 1.43%), 5.70%, 01/20/35(a)(b)		250	250,437
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.83%, 04/25/37(a)(b)		810	812,958
Upgrade Master Pass-Thru Trust, Series 2025- ST4, Class A, 08/16/32(a)(f)		3,734	3,734,000
Vantage Data Centers Germany Borrower Lux Sarl, Series 2025-1X, Class A2, 4.29%, 06/28/50(e)	EUR	4,157	4,915,076
Vantage Data Centers Jersey Borrower Spv Ltd., Series 2024-1X, Class A2, 6.17%, 05/28/39(e)	GBP	2,561	3,603,272
Venture CLO Ltd., Series 2018-32A, Class A2A, (3-mo. CME Term SOFR + 1.33%), 5.60%, 07/18/31(a)(b)	USD	640	639,930
Verdelite Static CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.40%, 07/20/32(a)(b)		2,027	2,028,349
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.92%, 07/20/32(a)(b)		210	209,372
VOLT CVI LLC, Series 2021-NP12, Class A1, 5.73%, 12/26/51(a)(c)		3,141	3,130,821
Voya CLO Ltd.
Series 2014-1A, Class AAR2, (3-mo. CME Term SOFR + 1.25%), 5.52%, 04/18/31(a)(b)		1,435	1,437,264
Series 2014-4A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 5.60%, 07/14/31(a)(b)		76	76,082
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.60%, 01/20/31(a)(b)		635	635,813
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 5.49%, 04/17/30(a)(b)		120	120,001
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.21%), 5.48%, 04/19/31(a)(b)		442	442,284
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.56%), 5.83%, 04/19/31(a)(b)		250	250,003
Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.46%, 10/15/31(a)(b)		354	354,968
Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.37%), 5.63%, 10/15/37(a)(b)		3,620	3,634,382
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.47%, 07/20/32(a)(b)		876	878,016
Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya CLO Ltd.
Series 2021-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.85%, 04/20/38(a)(b)	USD	1,440	$ 1,442,662
Voya Euro CLO II DAC, Series 2A, Class CR, (3-mo. EURIBOR + 2.15%), 4.43%, 07/15/35(a)(b)	EUR	750	885,587
Voya Euro CLO V DAC, Series 5A, Class B1, (3-mo. EURIBOR + 1.75%), 4.03%, 04/15/35(a)(b)		1,970	2,316,603
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 4.79%, 09/25/36(b)	USD	3,819	967,682
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.42%, 10/25/36(b)		1,146	862,741
Series 2007-HE1, Class 2A1, (1-mo. CME Term SOFR + 0.23%), 4.55%, 11/25/36(b)		227	70,761
Series 2007-HE1, Class 2A2, (1-mo. CME Term SOFR + 0.45%), 4.77%, 11/25/36(b)		2,015	631,192
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 4.67%, 05/25/37(b)		819	725,555
Wellington Management CLO 1 Ltd., Series 2023-1A, Class A, (3-mo. CME Term SOFR + 1.80%), 6.07%, 10/20/36(a)(b)		250	250,705
Wellington Management CLO 4 Ltd., Series 2025-4A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.43%, 04/18/38(a)(b)		1,840	1,837,392
Whitebox CLO I Ltd.
Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.60%, 07/24/36(a)(b)		4,525	4,529,705
Series 2019-1A, Class D1RR, (3-mo. CME Term SOFR + 3.10%), 7.38%, 07/24/36(a)(b)		4,120	4,113,113
Series 2019-1A, Class ERR, (3-mo. CME Term SOFR + 5.75%), 10.03%, 07/24/36(a)(b)		3,300	3,300,872
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.66%, 10/24/37(a)(b)		10,522	10,562,764
Series 2020-2A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 6.03%, 10/24/37(a)(b)		1,850	1,842,352
Series 2020-2A, Class D1R2, (3-mo. CME Term SOFR + 2.90%), 7.18%, 10/24/37(a)(b)		671	671,073
Whitebox CLO III Ltd.
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.53%, 10/15/35(a)(b)		4,161	4,167,152
Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 7.11%, 10/15/35(a)(b)		1,250	1,246,647
Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.65%), 9.91%, 10/15/35(a)(b)		1,000	1,001,336
Wildwood Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.63%, 10/20/37(a)(b)		3,170	3,183,278
Series 2024-1A, Class E, (3-mo. CME Term SOFR + 5.75%), 10.02%, 10/20/37(a)(b)		900	915,715

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Wireless PropCo Funding LLC, Series 2025-1A, Class C, 8.51%, 06/25/55(a)(g)	USD	5,688	$ 5,687,940
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 4.83%, 06/25/37(a)(b)		1,997	618,853
Total Asset-Backed Securities — 11.5% (Cost: $2,192,879,480)			2,153,659,840

	Shares
Common Stocks
Aerospace & Defense — 0.1%
Space Exploration Technologies Corp., Class A (Acquired 08/21/23, cost $2,075,706)(g)(h)(i)	25,626	4,740,810
Space Exploration Technologies Corp., Class C (Acquired 08/21/23, cost $2,227,824)(g)(h)(i)	27,504	5,088,240
		9,829,050
Banks — 0.1%
Citigroup, Inc.	35,584	3,028,910
Comerica, Inc.	6,357	379,195
First Citizens BancShares, Inc., Class A	1,222	2,390,806
First Horizon Corp.	37,246	789,615
Flagstar Financial, Inc.	392,466	4,160,140
JPMorgan Chase & Co.	48,038	13,926,697
		24,675,363
Broadline Retail — 0.0%
Rakuten Group, Inc.(h)	306,300	1,687,769
Capital Markets — 0.0%
Crown PropTech Acquisitions(g)(h)	147,660	196,388
Crown PropTech Acquisitions, Class A(h)	85,597	974,094
Crown PropTech Founders Unvested(g)(h)	96,296	1
		1,170,483
Communications Equipment — 0.0%
CommScope Holding Co., Inc.(h)	180,889	1,497,761
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc.(h)	649,435	2,844,525
Electrical Equipment — 0.0%
FreeWire Technologies, Inc.(g)(h)	153	—
GE Vernova, Inc.	6,173	3,266,443
		3,266,443
Energy Equipment & Services — 0.1%
Flowco Holdings, Inc., Class A(j)	151,569	2,699,444
Solaris Energy Infrastructure, Inc., Class A	294,773	8,339,128
		11,038,572
Entertainment — 0.0%
Lionsgate Studios Corp.(h)	120,471	699,937
Playstudios, Inc., Class A(h)	457,322	599,092
Starz Entertainment Corp.(h)	8,031	129,058
Warner Bros Discovery, Inc., Class A(h)(j)	359,051	4,114,724
		5,542,811
Financial Services — 0.1%
HNG Hospitality Offshore LP (Acquired 02/16/24, cost $13,871,000)(g)(h)(i)	13,871,000	10,819,380
Melange Secondaries Partners, LP(g)(k)	— (l)	4,326,436
New Holdco (Cayman)(g)	9,330	261,240
		15,407,056
Security	Shares	Value
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc.(h)	75,834	$ 2,152,927
Genius Sports Ltd.(h)(j)	726,837	7,559,105
Sonder Holdings, Inc., Class A(h)	45,465	122,755
		9,834,787
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp.	13,960	2,705,588
Machinery — 0.0%
Palladyne AI Corp.(h)	11,463	99,267
Sarcos Technology & Robotics Corp.(h)	464,024	4,018,446
		4,117,713
Media — 0.0%
AMC Networks, Inc., Class A(h)	51,468	322,704
Metals & Mining — 0.0%
Algoma Steel Group, Inc.	320,811	2,210,388
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	533,049	10,261,193
Oil, Gas & Consumable Fuels — 0.1%
Crescent Midstream Fund LP(g)(k)	— (l)	2,954,000
Formentera Partners Fund II LP(g)(h)(k)	— (l)	5,145,456
Kinder Morgan, Inc.	73,352	2,156,549
Venture Global, Inc., Class A(j)	10,496	163,528
Viper Energy, Inc., Class A	29,267	1,115,951
		11,535,484
Professional Services — 0.0%
Amentum Holdings, Inc.(h)	162,034	3,825,623
Real Estate Management & Development — 0.0%
DF Residential III LP(g)(h)	4,251,053	4,251,053
Opendoor Technologies, Inc., Class A(h)(j)	575,955	306,984
		4,558,037
Residential REITs — 0.0%
Invitation Homes, Inc.	138,148	4,531,254
Software — 0.0%
Avaya Holdings Corp.(h)	333	2,414
IREN Ltd.(h)(j)	94,768	1,380,770
Latch, Inc.(h)	411,849	57,659
		1,440,843
Total Common Stocks — 0.7% (Cost: $160,609,401)		132,303,447

		Par (000)
Corporate Bonds
Aerospace & Defense — 0.2%
Boeing Co. (The), 7.01%, 05/01/64	USD	4,914	5,397,277
Embraer Netherlands Finance BV, 5.98%, 02/11/35		4,222	4,336,205
L3Harris Technologies, Inc.
5.35%, 06/01/34		908	928,127
4.85%, 04/27/35		1,266	1,238,560
Northrop Grumman Corp.
4.03%, 10/15/47		10,787	8,600,921
4.95%, 03/15/53		3,130	2,813,304
5.20%, 06/01/54		11,740	10,938,648
Sabena Technics SAS, (3-mo. EURIBOR + 5.00%), 6.98%, 09/30/29 (Acquired 10/28/22, cost $6,464,169)(b)(g)(i)	EUR	6,552	7,717,563
			41,970,605

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components — 0.0%
Tenneco, Inc., 8.00%, 11/17/28(a)	USD	2,722	$ 2,691,779
Automobiles — 0.0%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)		1,973	1,868,211
Banks — 3.4%
Akbank TAS, 9.37% (e)(m)		6,884	7,013,075
Banco Espirito Santo SA
2.63%, 05/08/17(e)(h)(n)	EUR	400	103,660
4.75%, 01/15/18(e)(h)(n)		2,200	570,128
4.00%, 01/21/19(e)(h)(n)		6,300	1,632,639
Bank of America Corp.
1.73%, 07/22/27	USD	2,487	2,417,311
3.42%, 12/20/28		5,455	5,332,174
3.97%, 03/05/29		12,950	12,806,729
5.20%, 04/25/29		5,811	5,938,621
5.82%, 09/15/29		8,645	9,005,651
2.88%, 10/22/30		2,759	2,582,426
5.16%, 01/24/31		11,534	11,821,768
1.92%, 10/24/31		2,904	2,532,534
2.30%, 07/21/32		2,140	1,864,847
2.97%, 02/04/33		28,945	25,919,862
4.57%, 04/27/33		8,297	8,164,837
5.29%, 04/25/34		4,694	4,788,038
5.51%, 01/24/36		2,259	2,322,737
4.88%, 04/01/44		3,276	3,035,518
4.33%, 03/15/50		8,627	7,164,599
2.97%, 07/21/52		3,870	2,501,318
Citigroup, Inc.
4.64%, 05/07/28		14,885	14,924,455
4.79%, 03/04/29		8,699	8,761,476
5.17%, 02/13/30		37,887	38,653,589
4.54%, 09/19/30		5,744	5,717,963
2.98%, 11/05/30		1,315	1,230,261
2.67%, 01/29/31		5,038	4,619,259
2.57%, 06/03/31		3,479	3,155,145
2.56%, 05/01/32		2,124	1,881,692
3.06%, 01/25/33		21,698	19,391,746
3.79%, 03/17/33		21,285	19,896,681
6.27%, 11/17/33		7,423	7,992,879
First Citizens BancShares, Inc., 6.25%, 03/12/40		7,895	7,855,862
FNB Corp., 5.72%, 12/11/30		7,898	7,942,728
JPMorgan Chase & Co.
2.95%, 02/24/28		4,265	4,167,393
5.57%, 04/22/28		30,329	30,951,354
2.18%, 06/01/28		5,021	4,825,530
4.51%, 10/22/28		2,448	2,455,321
3.51%, 01/23/29		2,466	2,415,553
4.92%, 01/24/29		3,348	3,392,959
4.20%, 07/23/29		4,204	4,186,241
5.30%, 07/24/29		27,315	28,044,646
5.01%, 01/23/30		30,960	31,531,429
5.58%, 04/22/30		43,328	44,989,926
5.00%, 07/22/30		20,491	20,865,212
4.60%, 10/22/30		930	933,177
5.14%, 01/24/31		9,085	9,316,476
4.49%, 03/24/31		931	929,830
2.52%, 04/22/31		1,025	937,153
5.10%, 04/22/31		3,841	3,936,273
1.76%, 11/19/31		19,593	16,976,935
2.96%, 01/25/33		12,399	11,144,604
6.25%, 10/23/34		2,936	3,190,964
5.29%, 07/22/35		5,432	5,527,724
Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
5.50%, 01/24/36	USD	15,652	$ 16,121,533
5.57%, 04/22/36		49,466	51,263,758
3.90%, 01/23/49		2,812	2,220,614
3.11%, 04/22/51		7,803	5,250,578
KeyBank N.A., 5.00%, 01/26/33		14,304	14,115,081
Lehman Brothers Holdings Capital Trust VII, 5.86% (g)(h)(m)(n)		1,888	—
Texas Capital Bancshares, Inc., 4.00%, 05/06/31		4,001	3,883,372
Washington Mutual Escrow Bonds
0.00%(g)(h)(m)(n)		13,308	1
0.00%(g)(h)(m)(n)		11,911	1
0.00%, 12/31/49(g)(h)(m)(n)		2,570	—
0.00%, 12/31/49(g)(h)(m)(n)		3,115	—
Wells Fargo & Co.
3.00%, 10/23/26		946	929,786
5.71%, 04/22/28		921	941,000
5.24%, 01/24/31		6,352	6,516,120
3.35%, 03/02/33		8,678	7,925,183
4.90%, 07/25/33		12,448	12,450,420
5.39%, 04/24/34		7,163	7,329,519
6.49%, 10/23/34		1,104	1,206,706
5.50%, 01/23/35		6,299	6,459,737
5.61%, 04/23/36		949	979,576
3.90%, 05/01/45		1,232	978,728
4.61%, 04/25/53		5,695	4,853,356
Series W, 4.90%, 01/24/28		4,526	4,558,773
			638,244,750
Biotechnology — 0.0%
Amgen, Inc.
3.38%, 02/21/50		1,396	981,996
2.77%, 09/01/53		3,892	2,308,056
4.40%, 02/22/62		5,397	4,212,737
			7,502,789
Broadline Retail — 0.1%
Prosus NV, 4.19%, 01/19/32(e)		9,251	8,664,947
Rakuten Group, Inc., 9.75%, 04/15/29(e)		14,000	15,335,302
			24,000,249
Building Products — 0.0%
STL Holding Co. LLC, 8.75%, 02/15/29(a)		1,232	1,287,104
Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The)
1.54%, 09/10/27		21,018	20,293,036
4.94%, 04/23/28		41,622	41,946,398
4.22%, 05/01/29		16,993	16,896,130
2.60%, 02/07/30		3,369	3,113,545
3.80%, 03/15/30		1,107	1,080,283
5.73%, 04/25/30		898	934,777
5.05%, 07/23/30		22,579	22,953,908
4.69%, 10/23/30		12,001	12,037,046
5.22%, 04/23/31		10,824	11,096,456
2.62%, 04/22/32		4,735	4,208,719
2.65%, 10/21/32		28,185	24,905,684
3.10%, 02/24/33		5,690	5,121,265
6.56%, 10/24/34		844	933,233
5.33%, 07/23/35		9,412	9,493,830
5.02%, 10/23/35		1,944	1,920,486
5.54%, 01/28/36		914	937,296
5.56%, 11/19/45		4,082	4,018,883
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(g)(h)(n)		7,360	1

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Morgan Stanley
1.59%, 05/04/27	USD	7,829	$ 7,639,938
3.77%, 01/24/29		12,751	12,568,954
4.99%, 04/12/29		31,007	31,458,070
5.16%, 04/20/29		19,626	20,010,672
6.41%, 11/01/29		5,568	5,897,747
5.66%, 04/18/30		16,941	17,596,799
5.04%, 07/19/30		27,618	28,087,215
4.65%, 10/18/30		4,066	4,073,756
5.23%, 01/15/31		19,983	20,456,458
2.70%, 01/22/31		2,086	1,923,535
1.79%, 02/13/32		28,339	24,245,284
1.93%, 04/28/32		2,701	2,309,328
2.24%, 07/21/32		29,818	25,820,826
2.94%, 01/21/33		7,726	6,895,410
5.25%, 04/21/34		4,267	4,340,598
5.59%, 01/18/36		12,004	12,322,286
Nomura Holdings, Inc., 06/29/35(f)		1,000	1,005,944
			408,543,796
Chemicals — 0.2%
OCP SA, 6.75%, 05/02/34(e)		6,785	7,019,354
Olympus Water U.S. Holding Corp.
7.13%, 10/01/27(a)		359	365,561
9.75%, 11/15/28(a)		2,149	2,262,961
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/30(a)		8,739	8,953,106
Pioneer Midco, (10.50% PIK), 10.50%, 11/18/30(a)(c)(g)(o)		8,362	8,476,944
Sasol Financing U.S.A. LLC, 8.75%, 05/03/29(e)		6,988	6,893,382
			33,971,308
Commercial Services & Supplies — 0.0%
Covanta Holding Corp., 4.88%, 12/01/29(a)		585	556,536
Pitney Bowes, Inc., 6.88%, 03/15/27(a)		6,435	6,493,559
			7,050,095
Construction & Engineering — 0.1%
China City Construction International Co. Ltd., 0.00%, 07/03/17(e)(g)(h)(n)	CNH	340	—
IHS Holding Ltd., 8.25%, 11/29/31(e)	USD	6,943	7,008,125
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(e)		14,000	14,039,375
			21,047,500
Construction Materials — 0.0%
Sonder Holdings, Inc. PIK, 7.00%, 12/10/27(g)		10,601	9,090,785
Consumer Finance — 0.7%
General Motors Financial Co., Inc., 5.95%, 04/04/34		10,313	10,459,663
Kaspi.KZ JSC, 6.25%, 03/26/30(e)		8,625	8,678,924
OneMain Finance Corp., 7.13%, 11/15/31		125	130,059
Synchrony Financial
3.95%, 12/01/27		1,984	1,950,916
5.15%, 03/19/29		8,746	8,781,308
5.94%, 08/02/30		23,420	24,063,556
5.45%, 03/06/31		34,996	35,301,119
2.88%, 10/28/31		23,937	20,768,703
7.25%, 02/02/33		20,312	21,253,351
			131,387,599
Consumer Staples Distribution & Retail — 0.0%
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(e)		640	645,184
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
CVS Health Corp.
6.13%, 09/15/39	USD	1,843	$ 1,889,580
4.13%, 04/01/40		1,287	1,074,484
6.00%, 06/01/44		3,615	3,573,070
5.13%, 07/20/45		1,497	1,325,765
			8,508,083
Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc., 4.13%, 08/15/26(a)		10,163	9,541,736
Mauser Packaging Solutions Holding Co., Series A, 7.88%, 04/15/27(a)		1,148	1,166,818
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 05/15/30(a)		3,818	3,902,827
			14,611,381
Diversified REITs — 1.4%
American Tower Corp.
3.95%, 03/15/29		1,687	1,651,477
1.88%, 10/15/30		6,764	5,879,502
2.70%, 04/15/31		2,086	1,870,620
5.45%, 02/15/34		24,084	24,797,340
Crown Castle, Inc.
4.90%, 09/01/29		2,288	2,308,587
2.25%, 01/15/31		1,760	1,531,139
2.50%, 07/15/31		4,857	4,238,102
Equinix, Inc.
2.50%, 05/15/31		17,653	15,640,231
3.90%, 04/15/32		18,260	17,294,457
2.95%, 09/15/51		1,547	953,613
3.40%, 02/15/52		5,153	3,447,191
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29		3,702	3,743,048
4.00%, 01/15/30		7,631	7,333,324
4.00%, 01/15/31		8,817	8,310,487
3.25%, 01/15/32		16,648	14,652,146
6.25%, 09/15/54		12,957	12,647,989
Trust Fibra Uno, 7.70%, 01/23/32(e)		8,211	8,557,402
VICI Properties LP
4.75%, 02/15/28		13,125	13,196,983
4.75%, 04/01/28		2,384	2,403,500
4.95%, 02/15/30		17,121	17,221,160
5.13%, 11/15/31		10,539	10,552,078
5.13%, 05/15/32		12,499	12,452,989
VICI Properties LP/VICI Note Co., Inc.
4.25%, 12/01/26(a)		11,134	11,066,113
3.75%, 02/15/27(a)		6,471	6,371,820
3.88%, 02/15/29(a)		13,926	13,471,413
4.63%, 12/01/29(a)		20,919	20,551,618
4.13%, 08/15/30(a)		18,074	17,347,768
			259,492,097
Diversified Telecommunication Services — 0.7%
AT&T Inc.
5.45%, 03/01/47		1,917	1,822,344
4.50%, 03/09/48		11,215	9,333,480
4.55%, 03/09/49		1,749	1,446,592
5.15%, 02/15/50		1,181	1,062,272
3.50%, 09/15/53		4,022	2,722,320
3.55%, 09/15/55		1,409	950,720
6.05%, 08/15/56		924	942,958
5.70%, 03/01/57		1,393	1,341,910
3.80%, 12/01/57		8,388	5,869,094

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T Inc.
3.65%, 09/15/59	USD	26,934	$ 18,070,132
3.85%, 06/01/60		12,425	8,687,781
Connect Finco Sarl/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)		1,213	1,219,220
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., (12.00% PIK), 12.00%, 05/25/27(o)		567	572,243
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)		12,915	12,909,563
5.88%, 11/01/29		8,615	8,701,099
8.63%, 03/15/31(a)		4,657	4,948,099
Frontier Florida LLC, Series E, 6.86%, 02/01/28		4,835	5,030,497
Frontier North, Inc., Series G, 6.73%, 02/15/28		1,500	1,533,960
Level 3 Financing, Inc., 10.00%, 10/15/32(a)		946	955,170
Telecom Argentina SA, 9.25%, 05/28/33(a)		6,827	6,947,558
Turk Telekomunikasyon AS, 7.38%, 05/20/29(e)		6,840	6,974,680
Verizon Communications, Inc.
1.50%, 09/18/30		7,027	6,069,388
4.40%, 11/01/34		10,495	9,960,525
5.40%, 07/02/37(a)		2,202	2,215,277
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(a)(o)(p)		4,938	4,879,371
WOM Mobile SA, (12.50% PIK), 11.00%, 04/01/31(a)(o)		1,397	1,374,049
Zayo Group Holdings, Inc., 4.00%, 03/01/27(a)		498	467,013
			127,007,315
Electric Utilities — 3.0%
AEP Texas, Inc.
5.40%, 06/01/33		2,113	2,143,462
3.80%, 10/01/47		2,473	1,808,622
3.45%, 05/15/51		2,879	1,931,753
Series G, 4.15%, 05/01/49		1,090	825,422
Series H, 3.45%, 01/15/50		2,823	1,911,270
AEP Transmission Co. LLC
5.38%, 06/15/35		1,390	1,420,246
3.75%, 12/01/47		4,846	3,668,873
3.80%, 06/15/49		1,262	941,725
3.15%, 09/15/49		1,476	984,439
Series N, 2.75%, 08/15/51		4,185	2,560,137
AES Andes SA, 6.30%, 03/15/29(e)		3,663	3,748,916
Alabama Power Co.
3.85%, 12/01/42		1,106	889,061
4.30%, 01/02/46		1,946	1,628,658
Baltimore Gas & Electric Co., 3.75%, 08/15/47		1,917	1,452,161
Continuum Energy Aura Pte Ltd., 9.50%, 02/24/27(e)		8,000	8,230,000
Continuum Green Energy India Pvt/Co-Issuers, 7.50%, 06/26/33(e)		9,645	9,922,294
Diamond II Ltd., 7.95%, 07/28/26(e)		14,000	14,113,400
Dominion Energy South Carolina, Inc., Series 2025, 5.30%, 01/15/35		1,100	1,124,563
Duke Energy Carolinas LLC
3.75%, 06/01/45		2,487	1,930,050
3.70%, 12/01/47		5,364	4,035,259
3.95%, 03/15/48		2,643	2,062,423
3.20%, 08/15/49		4,688	3,167,478
3.55%, 03/15/52		2,836	2,044,430
5.35%, 01/15/53		3,399	3,258,999
Duke Energy Corp.
3.95%, 08/15/47		3,057	2,297,167
4.20%, 06/15/49		1,211	940,753
Security		Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp.
5.00%, 08/15/52	USD	8,504	$ 7,455,490
5.80%, 06/15/54		19,104	18,653,067
Duke Energy Florida LLC
4.20%, 07/15/48		1,916	1,534,836
3.00%, 12/15/51		782	493,875
Duke Energy Ohio, Inc.
2.13%, 06/01/30		3,475	3,128,878
5.25%, 04/01/33		1,527	1,572,635
5.55%, 03/15/54		5,478	5,351,622
Duke Energy Progress LLC
5.05%, 03/15/35		3,469	3,483,698
3.70%, 10/15/46		3,457	2,609,397
2.50%, 08/15/50		5,236	3,029,514
4.00%, 04/01/52		4,209	3,229,469
5.35%, 03/15/53		7,886	7,498,800
5.55%, 03/15/55		2,815	2,751,481
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(a)		1,114	1,125,837
FirstEnergy Corp.
2.65%, 03/01/30		4,330	3,975,720
Series B, 3.90%, 07/15/27		9,566	9,458,747
Series C, 4.85%, 07/15/47		15,086	12,818,938
Series C, 3.40%, 03/01/50		33,801	22,907,948
FirstEnergy Transmission LLC
5.00%, 01/15/35		23,391	23,139,259
4.55%, 04/01/49(a)		14,357	12,169,049
Florida Power & Light Co.
3.70%, 12/01/47		3,475	2,640,333
3.99%, 03/01/49		6,246	4,917,093
3.15%, 10/01/49		5,738	3,877,086
5.80%, 03/15/65		1,829	1,854,497
Georgia Power Co.
4.85%, 03/15/31		4,674	4,775,403
4.70%, 05/15/32		5,947	5,945,844
5.13%, 05/15/52		10,389	9,708,827
Series A, 3.25%, 03/15/51		1,343	920,691
India Green Power Holdings, 4.00%, 02/22/27(e)		7,299	7,071,266
JSW Hydro Energy Ltd., 4.13%, 05/18/31(e)		11,360	10,394,400
MidAmerican Energy Co., 3.15%, 04/15/50		3,411	2,301,227
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)		8,842	8,624,268
MVM Energetika Zrt, 6.50%, 03/13/31(e)		8,364	8,661,967
NRG Energy, Inc.
4.45%, 06/15/29(a)		4,863	4,784,343
7.00%, 03/15/33(a)		32,423	35,590,565
Ohio Power Co.
4.00%, 06/01/49		2,212	1,676,440
Series P, 2.60%, 04/01/30		2,332	2,146,560
Series R, 2.90%, 10/01/51		6,843	4,178,338
Pacific Gas & Electric Co.
6.15%, 01/15/33		907	934,169
6.40%, 06/15/33		3,466	3,623,051
4.50%, 07/01/40		10,245	8,536,408
3.30%, 08/01/40		7,852	5,617,289
3.75%, 08/15/42		1,297	924,605
4.75%, 02/15/44		1,290	1,046,658
4.95%, 07/01/50		30,983	24,972,542
3.50%, 08/01/50		1,055	676,450
5.25%, 03/01/52		4,819	4,009,502
6.75%, 01/15/53		10,912	10,979,058
6.70%, 04/01/53		11,091	11,121,059

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Pacific Gas & Electric Co.
5.90%, 10/01/54	USD	5,906	$ 5,354,649
6.15%, 03/01/55		1,413	1,318,355
PECO Energy Co.
3.90%, 03/01/48		1,211	944,690
2.85%, 09/15/51		7,028	4,425,811
4.60%, 05/15/52		2,696	2,305,826
PG&E Corp., 5.25%, 07/01/30		24,145	23,001,550
Pinnacle West Capital Corp., 5.15%, 05/15/30		11,338	11,606,467
Southern Co. (The)
5.20%, 06/15/33		2,145	2,182,423
5.70%, 03/15/34		888	927,936
4.85%, 03/15/35		12,946	12,655,531
Vistra Operations Co. LLC
5.05%, 12/30/26(a)		4,530	4,552,147
6.95%, 10/15/33(a)		32,411	35,590,033
6.00%, 04/15/34(a)		14,213	14,759,632
5.70%, 12/30/34(a)		23,235	23,660,175
			561,224,985
Electrical Equipment — 0.0%
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 2.50%, 05/11/31		1,887	1,655,720
Energy Equipment & Services — 0.1%
New Generation Gas Gathering LLC, (3-mo. CME Term SOFR at 2.00% Floor + 5.75%), 10.34%, 09/30/29(a)(b)(g)		9,000	8,932,285
Solaris Energy Infrastructure, Inc., 4.75%, 05/01/30(a)(p)		4,635	6,184,828
Transocean, Inc., 8.25%, 05/15/29(a)		1,674	1,547,683
Venture Global LNG, Inc., 7.00%, 01/15/30(a)		428	432,671
			17,097,467
Financial Services — 0.8%
Acropolis Trade & Investments Ltd. PIK, 11.04%, 04/02/28(a)(g)		17,425	17,773,500
Andiron Financing LLC, (1-mo. CME Term SOFR + 3.00%), 7.31%, 01/21/30(b)(g)		880	880,000
AT&T Reign II Multi-Property Lease-Backed Pass- Through Trust, 6.09%, 12/15/44(a)		21,025	21,036,448
Block, Inc., 3.50%, 06/01/31		3,297	3,024,234
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(a)		1,306	1,335,808
Envalior Deutschland Gmbh, (6-mo. EURIBOR at 0.00% Floor + 9.50%) (12.66% Cash or 12.66% PIK), 12.63%, 04/01/31(b)(g)(o)	EUR	10,895	11,806,575
Glencore Funding LLC
2.50%, 09/01/30(a)	USD	8,204	7,392,103
2.85%, 04/27/31(a)		6,464	5,827,882
2.63%, 09/23/31(a)		2,563	2,249,925
Homes By West Bay LLC, 11.00%, 02/06/30(g)		21,604	21,632,085
Lessen LLC, (3-mo. CME Term SOFR + 8.50%), 12.79%, 01/05/28(a)(b)(g)		11,539	10,631,022
Minejesa Capital BV, 5.63%, 08/10/37(e)		22,324	21,361,277
Oceana A 4Yr Note Upsize, 10.50%, 07/31/28(g)	AUD	4,228	2,821,059
Oceana Australian Fixed Income Trust
12.00%, 08/31/25(g)		2,009	1,323,942
12.50%, 08/31/26(g)		3,013	2,032,581
12.50%, 08/31/27(g)		5,022	3,466,524
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25(g)	USD	568	563,356
Series 2022-1A, 4.84%, 03/15/31(g)		3,298	3,219,438
SURA Asset Management SA, 6.35%, 05/13/32(a)		4,074	4,287,478
Security		Par (000)	Value
Financial Services (continued)
United Wholesale Mortgage LLC, 5.50%, 04/15/29(a)	USD	75	$ 72,799
UWM Holdings LLC, 6.63%, 02/01/30(a)		1,497	1,498,547
			144,236,583
Food Products — 0.0%
Pilgrim’s Pride Corp., 6.25%, 07/01/33		3,142	3,321,974
Ground Transportation — 0.1%
DP World Ltd., 6.85%, 07/02/37(e)		7,830	8,542,041
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,023	1,999,135
			10,541,176
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co., 4.67%, 06/06/47		1,595	1,367,842
Solventum Corp.
5.45%, 02/25/27		2,088	2,122,064
5.40%, 03/01/29		1,373	1,413,868
5.60%, 03/23/34		11,651	11,990,577
			16,894,351
Health Care Providers & Services — 0.5%
Elevance Health, Inc.
4.38%, 12/01/47		3,403	2,781,473
3.60%, 03/15/51		3,954	2,782,738
6.10%, 10/15/52		1,971	2,008,584
5.70%, 02/15/55		1,569	1,520,445
HCA, Inc.
3.50%, 09/01/30		16,202	15,321,145
5.45%, 04/01/31		16,041	16,540,491
5.45%, 09/15/34		11,481	11,580,360
5.75%, 03/01/35		17,190	17,677,735
3.50%, 07/15/51		2,099	1,390,430
6.20%, 03/01/55		10,665	10,740,960
6.10%, 04/01/64		2,958	2,884,655
Select Medical Corp., 6.25%, 12/01/32(a)		2,676	2,691,978
			87,920,994
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)		1,876	1,817,665
Service Properties Trust
5.50%, 12/15/27		397	393,347
8.38%, 06/15/29		5,709	5,937,857
8.88%, 06/15/32		6,194	6,369,030
XHR LP, 4.88%, 06/01/29(a)		289	280,085
			14,797,984
Hotels, Restaurants & Leisure — 0.5%
Affinity Interactive, 6.88%, 12/15/27(a)		617	378,684
Full House Resorts, Inc., 8.25%, 02/15/28(a)		562	546,081
HR Ottawa LP, 11.00%, 03/31/31(a)		23,577	25,619,798
Melco Resorts Finance Ltd.
5.63%, 07/17/27(e)		8,000	7,980,000
5.75%, 07/21/28(e)		8,000	7,827,040
MGM China Holdings Ltd., 7.13%, 06/26/31(e)		14,000	14,490,000
MGM Resorts International, 6.50%, 04/15/32		93	94,517
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)		1,349	1,299,446
Minor International PCL, 2.70% (e)(m)		500	487,290
REXLot Holdings Ltd., 4.50%, 04/17/19(e)(g)(h)(n)(p)	HKD	1,161	—
Sands China Ltd., 5.40%, 08/08/28	USD	300	301,395
Studio City Co. Ltd., 7.00%, 02/15/27(e)		9,800	9,818,473

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd.
5.50%, 10/01/27(e)	USD	8,000	$ 7,940,000
5.63%, 08/26/28(e)		8,000	7,846,000
			84,628,724
Household Durables — 0.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.
6.63%, 01/15/28(a)		3,130	3,142,924
4.63%, 08/01/29(a)		430	410,650
4.63%, 04/01/30(a)		1,180	1,122,115
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		3,721	3,756,156
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)		742	675,278
Century Communities, Inc., 6.75%, 06/01/27		249	249,359
DR Horton, Inc.
5.00%, 10/15/34		10,152	10,036,719
5.50%, 10/15/35		2,394	2,437,702
LGI Homes, Inc.
8.75%, 12/15/28(a)		1,568	1,629,997
7.00%, 11/15/32(a)		1,816	1,728,378
Mattamy Group Corp.
5.25%, 12/15/27(a)		1,074	1,068,833
4.63%, 03/01/30(a)		1,691	1,625,290
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		1,032	999,576
			28,882,977
Independent Power and Renewable Electricity Producers — 0.4%
Clean Renewable Power Mauritius Pte Ltd., 4.25%, 03/25/27(e)		6,440	6,238,750
Continuum Energy Pte Ltd., (12.85% Cash & 7.85% PIK), 5.00%, 09/13/27(a)(g)(o)		9,978	9,978,136
Greenko Dutch BV, 3.85%, 03/29/26(e)		7,040	6,902,720
Greenko Power II Ltd., 4.30%, 12/13/28(e)		6,380	5,989,991
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(e)		13,199	13,304,592
India Clean Energy Holdings, 4.50%, 04/18/27(e)		14,000	13,503,000
India Cleantech Energy, 4.70%, 08/10/26(e)		6,320	6,217,300
ReNew Pvt Ltd., 5.88%, 03/05/27(e)		14,000	13,885,900
SCC Power PLC
(8.00% Cash or 4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(a)(o)		1,792	1,160,580
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32(a)(o)		494	98,737
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)		2,744	2,795,613
Stem, Inc., 0.50%, 12/01/28(a)(p)		622	150,835
			80,226,154
Insurance — 0.0%
Ambac Assurance Corp., 5.10% (a)(m)		462	623,974
FWD Group Holdings Ltd., 8.40%, 04/05/29(e)		1,400	1,440,985
			2,064,959
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.65%, 08/15/62		16,664	14,046,899
5.75%, 05/15/63		617	623,698
5.55%, 08/15/64		10,428	10,190,630
			24,861,227
IT Services — 0.5%
Foundry JV Holdco LLC
5.50%, 01/25/31(a)		7,542	7,735,801
Security		Par (000)	Value
IT Services (continued)
Foundry JV Holdco LLC
5.90%, 01/25/33(a)	USD	9,875	$ 10,237,225
6.20%, 01/25/37(a)		7,247	7,543,303
Gartner, Inc.
4.50%, 07/01/28(a)		37,510	37,118,969
3.63%, 06/15/29(a)		26,272	24,978,601
3.75%, 10/01/30(a)		5,443	5,093,333
Prime Investment Partners, 11.00%, 05/01/30(g)		5,385	5,374,529
			98,081,761
Media — 1.2%
AMC Networks, Inc.
10.25%, 01/15/29(a)		1,854	1,922,070
4.25%, 02/15/29		2,822	2,260,732
4.25%, 02/15/29(p)		1,097	921,480
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 02/01/32(a)		221	209,624
4.50%, 05/01/32		8,351	7,776,809
4.25%, 01/15/34(a)		6,626	5,898,379
Charter Communications Operating LLC/Charter Communications Operating Capital
6.65%, 02/01/34		1,385	1,483,114
6.55%, 06/01/34		8,298	8,853,616
6.38%, 10/23/35		14,935	15,686,356
3.50%, 03/01/42		693	494,143
5.38%, 05/01/47		2,082	1,806,990
5.75%, 04/01/48		8,998	8,182,356
4.80%, 03/01/50		15,373	12,299,450
3.70%, 04/01/51		6,020	4,009,984
3.90%, 06/01/52		17,262	11,847,080
5.25%, 04/01/53		2,623	2,228,480
3.85%, 04/01/61		25,660	16,439,676
4.40%, 12/01/61		6,810	4,775,075
3.95%, 06/30/62		9,023	5,813,667
5.50%, 04/01/63		1,142	965,645
Comcast Corp.
2.65%, 08/15/62		4,063	2,123,811
2.99%, 11/01/63		6,215	3,494,630
5.50%, 05/15/64		1,009	939,669
CSC Holdings LLC
5.50%, 04/15/27(a)		3,346	3,194,582
11.25%, 05/15/28(a)		773	770,091
11.75%, 01/31/29(a)		1,731	1,646,451
Discovery Communications LLC, 3.95%, 03/20/28		11,871	11,344,402
DISH Network Corp.
0.00%, 12/15/25(d)(p)		3,089	2,780,100
3.38%, 08/15/26(p)		892	740,806
OT Midco, Inc., 10.00%, 02/15/30(a)		3,103	2,394,744
Paramount Global
3.70%, 10/04/26		4,155	4,060,546
2.90%, 01/15/27		8,736	8,503,267
3.38%, 02/15/28		3,519	3,404,742
4.38%, 03/15/43		4,185	3,080,882
5.85%, 09/01/43		2,461	2,141,853
5.25%, 04/01/44		4,000	3,184,009
4.90%, 08/15/44		1,052	811,438
4.60%, 01/15/45		1,518	1,122,901
Warnermedia Holdings, Inc.
3.76%, 03/15/27		60,502	58,907,772
5.14%, 03/15/52(a)		363	224,153
			228,745,575

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining — 0.2%
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36(e)	USD	8,228	$ 8,585,918
Mineral Resources Ltd.
9.25%, 10/01/28(a)		839	858,639
8.50%, 05/01/30(a)		428	425,883
Periama Holdings LLC, 5.95%, 04/19/26(e)		425	424,749
Samarco Mineracao SA, (9.00% PIK), 9.50%, 06/30/31(e)(o)		7,108	6,970,248
Stillwater Mining Co., 4.50%, 11/16/29(e)		7,911	7,059,288
Vale Overseas Ltd., 6.40%, 06/28/54		8,815	8,616,751
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(e)		6,746	6,986,205
Volcan Cia Minera SAA, 8.75%, 01/24/30(a)		179	177,322
			40,105,003
Multi-Utilities — 0.0%
Consumers Energy Co., 5.05%, 05/15/35		3,881	3,907,874
Oil, Gas & Consumable Fuels — 6.8%
Antero Resources Corp.
7.63%, 02/01/29(a)		19,254	19,766,773
5.38%, 03/01/30(a)		40,064	40,320,329
BP Capital Markets America, Inc., 5.23%, 11/17/34		5,000	5,087,258
California Resources Corp., 8.25%, 06/15/29(a)		1,230	1,262,567
Cameron LNG LLC
3.30%, 01/15/35(a)		15,635	13,403,976
3.40%, 01/15/38(a)		8,998	7,666,579
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27		18,860	19,036,796
2.74%, 12/31/39		21,789	17,733,742
Cheniere Energy Partners LP
4.00%, 03/01/31		19,597	18,648,148
3.25%, 01/31/32		15,456	13,855,319
5.95%, 06/30/33		8,912	9,302,660
5.75%, 08/15/34		18,836	19,344,015
10/30/35(a)(f)		4,940	4,978,839
Cheniere Energy, Inc., 5.65%, 04/15/34		43,661	44,716,707
Chesapeake Energy Corp., 6.13%, 02/15/21(g)(h)(n)		9,090	1
Civitas Resources, Inc.
5.00%, 10/15/26(a)		1,980	1,955,199
8.38%, 07/01/28(a)		1,810	1,853,279
8.63%, 11/01/30(a)		429	435,537
CNX Resources Corp., 7.25%, 03/01/32(a)		7,181	7,435,294
Crescent Energy Finance LLC, 7.38%, 01/15/33(a)		429	410,041
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.38%, 02/01/31(a)		26,362	27,623,185
Diamondback Energy, Inc.
3.25%, 12/01/26		65,115	64,151,032
3.50%, 12/01/29		48,137	46,048,716
3.13%, 03/24/31		52,941	48,491,048
4.40%, 03/24/51		8,152	6,290,233
4.25%, 03/15/52		621	467,288
5.90%, 04/18/64		3,266	3,022,783
Enbridge, Inc., 4.90%, 06/20/30		922	931,233
Energy Transfer LP
5.00%, 05/15/50		7,093	5,927,409
5.95%, 05/15/54		4,889	4,650,893
6.05%, 09/01/54		6,516	6,262,362
EQM Midstream Partners LP, 6.50%, 07/01/27(a)		12,940	13,231,570
EQT Corp.
3.13%, 05/15/26(a)		12,370	12,179,523
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.
7.50%, 06/01/27(a)	USD	10,771	$ 10,966,967
6.50%, 07/01/27(a)		10,983	11,230,474
3.90%, 10/01/27		17,059	16,832,872
5.70%, 04/01/28		14,621	15,039,437
5.50%, 07/15/28(a)		1,498	1,521,176
4.50%, 01/15/29(a)		53,512	52,861,531
5.00%, 01/15/29		21,206	21,385,695
6.38%, 04/01/29(a)		19,095	19,696,390
7.00%, 02/01/30		21,484	23,289,502
7.50%, 06/01/30(a)		47,048	51,706,357
4.75%, 01/15/31(a)		73,153	72,002,591
3.63%, 05/15/31(a)		40,149	37,213,717
5.75%, 02/01/34		23,568	24,368,544
Expand Energy Corp.
6.63%, 08/15/20(g)(h)(n)		623	—
5.38%, 06/15/21(g)(h)(n)		425	—
5.38%, 02/01/29		18,382	18,399,108
5.88%, 02/01/29(a)		4,042	4,058,253
6.75%, 04/15/29(a)		15,516	15,701,742
5.38%, 03/15/30		9,615	9,641,960
4.75%, 02/01/32		20,784	20,210,069
5.70%, 01/15/35		45,511	46,159,941
Golar LNG Ltd., 2.75%, 12/15/30(a)(p)		817	837,425
Greensaif Pipelines Bidco Sarl, 5.85%, 02/23/36(e)		8,524	8,609,214
Hess Corp.
7.30%, 08/15/31		6,412	7,272,194
6.00%, 01/15/40		1,812	1,907,024
Kinder Morgan, Inc., 5.85%, 06/01/35		1,632	1,691,706
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(e)		7,457	7,379,373
NGPL PipeCo LLC, 3.25%, 07/15/31(a)		18,873	16,813,060
ORLEN SA, 6.00%, 01/30/35(e)		8,411	8,625,480
Permian Resources Operating LLC
5.38%, 01/15/26(a)		172	171,708
8.00%, 04/15/27(a)		2,171	2,219,630
Petroleos Mexicanos, 7.50%, 03/20/26		22,921	22,921,000
Pioneer Natural Resources Co.
1.90%, 08/15/30		2,877	2,550,137
2.15%, 01/15/31		2,842	2,524,325
Puma International Financing SA, 7.75%, 04/25/29(e)		7,200	7,376,400
Raizen Fuels Finance SA
07/08/32(a)(f)		5,790	5,746,575
6.45%, 03/05/34(e)		2,955	2,957,905
Sabine Pass Liquefaction LLC
5.88%, 06/30/26		17,848	17,945,130
5.00%, 03/15/27		29,097	29,271,668
4.20%, 03/15/28		5,821	5,790,172
4.50%, 05/15/30		28,852	28,803,732
5.90%, 09/15/37		9,488	9,868,852
SierraCol Energy Andina LLC, 6.00%, 06/15/28(e)		248	229,319
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)		1,352	1,415,638
SM Energy Co., 6.75%, 08/01/29(a)		175	174,357
Targa Resources Corp.
4.20%, 02/01/33		5,609	5,255,635
4.95%, 04/15/52		10,030	8,367,244
6.50%, 02/15/53		998	1,024,525
6.13%, 05/15/55		1,720	1,682,611

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	USD	6,260	$ 6,264,404
4.88%, 02/01/31		14,735	14,616,803
4.00%, 01/15/32		12,078	11,256,555
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)		610	619,422
Trident Energy Finance PLC, 12.50%, 11/30/29(e)		1,538	1,536,750
Vantage Drilling International, 9.50%, 02/15/28(a)		250	248,750
Viper Energy Partners LP, 5.38%, 11/01/27(a)		32,793	32,828,677
Viper Energy, Inc., 7.38%, 11/01/31(a)		23,044	24,451,646
Vista Energy Argentina SAU
8.50%, 06/10/33(a)		6,910	6,960,097
7.63%, 12/10/35(a)		1,396	1,351,049
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)		1,053	1,046,020
			1,269,388,872
Paper & Forest Products — 0.0%
Suzano Austria GmbH, Series DM3N, 3.13%, 01/15/32		7,236	6,349,554
Passenger Airlines — 0.1%
Air Canada Pass-Through Trust, Series 2017-1, Class B, 3.70%, 01/15/26(a)		9	8,984
Allegiant Travel Co., 7.25%, 08/15/27(a)		1,070	1,070,310
American Airlines Pass-Through Trust, 3.50%, 12/15/27(g)		2,804	2,759,018
JetBlue Airways Corp. Pass-Through Trust, Series 2019-1, AA, 2.75%, 05/15/32		655	572,912
Latam Airlines Group SA, 01/07/31(a)(f)		7,120	7,130,680
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)		4,346	4,351,557
Spirit Airlines Pass-Through Trust
4.10%, 04/01/28(h)(n)		87	80,145
3.38%, 02/15/30(h)(n)		1,027	909,318
3.65%, 02/15/30(h)(n)		2,695	2,334,025
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		547	529,369
			19,746,318
Pharmaceuticals — 0.1%
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33		4,809	4,794,542
5.30%, 05/19/53		4,626	4,366,987
			9,161,529
Real Estate Management & Development — 0.3%
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21(e)(h)(n)		465	12,788
11.75%, 04/17/22(e)(h)(n)		2,430	66,825
7.95%, 07/05/22(e)(h)(n)		530	14,575
12.25%, 10/18/22(e)(h)(n)		200	5,500
10.88%, 01/09/23(e)(h)(n)		2,657	73,067
11.88%, 06/01/23(e)(h)(n)		1,093	30,058
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28(a)(c)		1,930	1,963,719
Forestar Group, Inc., 5.00%, 03/01/28(a)		1,413	1,391,046
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)		2,364	2,346,354
Resort Communities LoanCo LP, 12.00%, 11/30/28(a)(g)		28,966	29,148,725
Store Capital LLC, 5.40%, 04/30/30(a)		20,283	20,550,315
			55,602,972
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.5%
AP Grange Holdings LLC, 6.50%, 03/20/45 (Acquired 06/21/24, cost $12,241,000)(g)(i)	USD	12,241	$ 12,134,503
Broadcom, Inc.
4.55%, 02/15/32		955	946,165
5.20%, 04/15/32		11,762	12,095,103
3.42%, 04/15/33(a)		25,005	22,677,752
3.47%, 04/15/34(a)		27,727	24,768,341
4.80%, 10/15/34		21,255	20,998,213
4.93%, 05/15/37(a)		1,970	1,911,932
			95,532,009
Software — 0.8%
AppLovin Corp.
5.13%, 12/01/29		16,571	16,786,689
5.38%, 12/01/31		30,576	31,113,347
5.95%, 12/01/54		21,016	20,524,885
Cloud Software Group, Inc., 9.00%, 09/30/29(a)		866	897,631
Core Scientific, Inc., 0.00%, 06/15/31(a)(d)(p)		546	593,092
GoTo Group, Inc.
5.50%, 05/01/28(a)		425	348,500
5.50%, 05/01/28(a)		1,925	625,625
IREN Ltd., Series IREN, 3.50%, 12/15/29(a)(p)		1,582	2,045,526
Oracle Corp.
3.60%, 04/01/50		24,000	16,784,224
3.95%, 03/25/51		1,288	950,666
6.00%, 08/03/55		6,627	6,615,833
5.50%, 09/27/64		16,005	14,576,711
6.13%, 08/03/65		30,111	30,141,347
			142,004,076
Specialized REITs — 0.2%
Extra Space Storage LP
4.00%, 06/15/29		1,836	1,800,529
5.50%, 07/01/30		21,435	22,233,711
2.20%, 10/15/30		5,163	4,566,852
			28,601,092
Technology Hardware, Storage & Peripherals — 0.0%
CA Magnum Holdings, 5.38%, 10/31/26(e)		400	396,490
Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co. (The), 5.63%, 03/15/27(a)		105	104,347
Tobacco — 0.6%
Altria Group, Inc.
3.40%, 02/04/41		22,684	16,827,504
4.50%, 05/02/43		6,482	5,403,783
3.88%, 09/16/46		7,491	5,540,234
4.45%, 05/06/50		1,835	1,436,009
BAT Capital Corp.
7.08%, 08/02/43		800	881,100
4.54%, 08/15/47		15,445	12,476,812
4.76%, 09/06/49		11,203	9,235,729
5.65%, 03/16/52		8,383	7,810,787
7.08%, 08/02/53		30,148	33,580,386
Reynolds American, Inc., 5.85%, 08/15/45		26,148	25,227,584
			118,419,928
Transportation Infrastructure — 0.0%
TAV Havalimanlari Holding AS, 8.50%, 12/07/28(e)		6,704	6,984,764

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Water Utilities — 0.0%
Thames Water Utilities Finance PLC, 4.00%, 06/19/27(e)	GBP	2,796	$ 2,674,240
Thames Water Utilities Ltd., 0.00%, 03/22/27(a)(d)		21	24,008
			2,698,248
Wireless Telecommunication Services — 0.4%
Digicel Group Holdings Ltd., Series 2B14, 0.00%, 12/31/30(a)(d)(g)	USD	544	32,616
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(e)		1,071	1,140,722
SoftBank Corp., 4.70%, 07/09/30(a)		1,500	1,500,000
SoftBank Group Corp., 7.00%, 07/08/31(e)		11,000	11,266,478
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/28(a)		193	193,820
T-Mobile U.S.A., Inc.
3.88%, 04/15/30		23,558	22,879,949
3.50%, 04/15/31		2,612	2,452,446
5.13%, 05/15/32		6,893	7,029,433
5.20%, 01/15/33		2,403	2,447,830
5.80%, 09/15/62		22,054	21,602,979
VF Ukraine PAT via VFU Funding PLC
9.63%, 02/11/27(e)		229	218,522
9.63%, 02/11/27(a)		1,352	1,291,070
Vmed O2 UK Financing I PLC, 4.75%, 07/15/31(a)		200	185,005
			72,240,870
Total Corporate Bonds — 26.7% (Cost: $4,970,936,196)			5,014,702,003
Fixed Rate Loan Interests
Chemicals — 0.0%
Vedanta Resources Ltd., Term Loan, 18.00%, 04/17/26		2,016	2,036,109
Financial Services — 0.2%
Aspen Owner LLC, Term Loan (First Lien), 7.27%, 02/09/27(g)		29,088	29,244,838
Total Fixed Rate Loan Interests — 0.2% (Cost: $31,079,796)			31,280,947
Floating Rate Loan Interests(b)
Banks — 0.2%
Hilton Motto Chelsea, Term Loan (First Lien), (1-mo. CME Term SOFR at 2.00% Floor + 3.25%), 7.57%, 10/17/28(g)		9,400	9,405,977
Northwind Midstream Partners LLC, Term Loan (First Lien), (3-mo. CME Term SOFR at 3.00% Floor + 6.25%), 6.25%, 03/18/29(g)		20,759	20,370,807
			29,776,784
Building Products — 0.0%
Cornerstone Building Brands, Inc., Tranche B Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.66%, 04/12/28		3	2,267
Chemicals — 0.0%
Montage Hotels & Resorts LLC
Revolver, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.29%, 02/16/29(g)		1,053	1,026,207
Security		Par (000)	Value
Chemicals (continued)
Montage Hotels & Resorts LLC
Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.30%, 02/16/29(g)	USD	6,475	$ 6,313,472
Robertshaw U.S. Holding Corp., Fifth-Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.00%), 12.44%, 02/28/27(g)		1,795	17,950
			7,357,629
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC (FKA USAGM Holdco LLC), Initial U.S. Dollar Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.17%, 05/12/28		3,644	3,660,132
Alorica, Inc., Term Loan B (First Lien), (1-mo. CME Term SOFR at 1.00% Floor + 6.88%), 11.20%, 12/21/27(g)		4,858	4,791,150
DRI Holding, Inc., Closing Date Term Loan (First Lien), (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 9.68%, 12/21/28		3,075	3,030,531
Interface Security Systems LLC, Initial Term Loan, (1-mo. CME Term SOFR at 1.75% Floor + 7.00%), 11.43%, 08/07/28(g)(h)(n)		8,597	4,513,327
			15,995,140
Construction & Engineering — 0.0%
SSD Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 04/07/30(g)		7,400	7,400,977
Construction Materials — 0.1%
Cirkul, Inc., Term Loan, (3-mo. CME Term SOFR at 4.00% Floor + 11.00%), 11.88%, 04/23/28(g)		4,129	3,938,240
Flexsys Cayman Holdings LP, Second Out Refinancing Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.69%, 08/01/29		1,962	993,420
Goodarz Holding Co. S.a.r.l, Term Loan, (1-mo. EURIBOR at 0.00% Floor + 5.13%), 7.00%, 11/17/28(g)	EUR	7,094	7,090,186
Houston Center
Term Loan A, 5.75%, 05/09/30(g)	USD	5,515	5,118,867
Term Loan B, 5.75%, 05/09/30(g)		7,132	1
			17,140,714
Diversified Telecommunication Services — 0.0%
Avaya, Inc., Initial Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.82%, 08/01/28		12	9,511
Connect Finco S.a.r.l., Amendment No. 4 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.83%, 09/27/29		2,409	2,282,943
			2,292,454
Electronic Equipment, Instruments & Components — 0.0%
Emerald Technologies (U.S.) Acquisitionco, Inc., Term B Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.73%, 12/29/27(g)		1,534	1,058,701
Financial Services — 0.2%
CTP-02 Propco LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.54%, 12/06/29(g)		7,077	7,072,639
Garfunkelux Holdco 3 SA, Term Loan B, 4.75%, 08/01/28	EUR	2,000	2,314,672

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
HLP Hotel LLC, Term Loan (First Lien), (1-mo. CME Term SOFR at 1.00% Floor + 3.55%), 7.86%, 09/09/26(g)	USD	12,200	$ 12,200,000
HP LQ Investment LP, Term Loan (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 2.82%), 7.25%- 8.41%, 12/09/26(g)		13,352	13,352,409
			34,939,720
Health Care Providers & Services — 0.0%
Medical Solutions Holdings, Inc., Initial Term Loan (Second Lien), (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 11.38%, 11/01/29		1,587	669,190
Hotels, Restaurants & Leisure — 0.3%
Bally’s Corp., Term B Facility Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.78%, 10/02/28		11,410	10,055,310
CML Terranea Resort (AKA Long Point Development LLC), Refinancing Debt, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.67%, 01/01/28(g)		7,500	7,500,000
Hilton Garden Inn Waikiki, Term Loan (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 05/31/29(g)		14,800	14,896,678
HRNI Holdings LLC, Term B Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.70%, 12/11/28		7,566	7,357,484
Maverick Gaming LLC
First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.50%), 13.78%, 06/03/28		1,541	1,394,386
Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.50%), 13.78%, 06/03/28(g)		2,706	1,630,269
Sodalite Tahoe Hotel LLC, Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.90%), 7.33%, 10/25/26(g)		9,699	9,746,570
			52,580,697
IT Services — 0.2%
CoreWeave Compute Acquisition Co. II LLC, Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 13.88%, 07/31/28(g)		12,567	12,457,295
CoreWeave Compute Acquisition Co. IV LLC, Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.24%, 05/16/29(g)		19,545	19,326,096
			31,783,391
Leisure Products — 0.0%
J & J Ventures Gaming LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.83%, 04/26/30		1,865	1,841,504
Life Sciences Tools & Services — 0.1%
ECL Entertainment LLC, 2024 Refinancing Term B Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 08/30/30		5,675	5,668,057
Project Midnights, Term Loan, 5.20%, 08/22/26(g)	EUR	9,444	11,106,442
Veritas U.S., Inc., Term Loan B, (3-mo. CME Term SOFR at 2.50% Floor + 8.00%), 12.30%, 12/09/29	USD	1,042	1,041,923
			17,816,422
Machinery — 0.0%
Hydrofarm Holdings Group, Inc., Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.04%, 10/25/28		2,095	1,696,891
Security		Par (000)	Value
Media — 0.0%
CSC Holdings LLC, September 2019 Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.50%), 9.00%, 04/15/27	USD	1,072	$ 1,042,630
DirecTV Financing LLC
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.83%, 02/17/31		4,088	3,889,789
Closing Date Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.54%, 08/02/27		257	257,760
			5,190,179
Oil, Gas & Consumable Fuels — 0.0%
CPPIB OVM Member U.S. LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 08/20/31		2,841	2,829,888
CVR CHC LP, Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 12/30/27		3,004	2,998,842
			5,828,730
Passenger Airlines — 0.1%
Solaris Energy Infrastructure LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.30%, 09/11/29(g)		10,822	10,822,000
Usavflow II Ltd., Term Loan B (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 6.50%), 10.81%, 09/10/29(g)		2,040	2,045,100
			12,867,100
Personal Care Products — 0.0%
AI Mansart (Luxembourg) Bidco S.C.S., Term Loan A (First Lien), (6-mo. CME Term SOFR at 0.00% Floor + 6.25%), 10.44%, 09/01/28(g)		1,159	1,183,768
Professional Services — 0.0%
Vaco Holdings LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.45%, 01/21/29		1,611	1,473,410
Software — 0.1%
ConnectWise LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.06%, 09/29/28		2,696	2,707,664
EIS Group Ltd.
Closing Date Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.33%, 07/10/28(g)		12,826	12,376,687
Revolving Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.33%, 07/10/28(g)		1,283	1,237,669
GoTo Group, Inc., Exchange First Out Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.16%, 04/28/28		2	1,618
			16,323,638
Specialty Retail — 0.0%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.69%, 11/24/28(g)		491	489,648
Park River Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.80%, 12/28/27		1	1,304
			490,952

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals — 0.0%
Redstone Holdco 2 LP
Initial Loan (Second Lien), (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 12.29%, 04/27/29	USD	4,728	$ 1,093,350
Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.29%, 04/27/28		4,319	2,310,865
			3,404,215
Total Floating Rate Loan Interests — 1.4% (Cost: $289,944,944)			269,114,473
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 9.50%, 01/17/31(a)		906	949,035
Colombia — 0.1%
Ecopetrol SA, 7.75%, 02/01/32		6,935	6,804,969
Malaysia — 0.0%
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(e)		895	901,444
Mexico — 0.0%
Petroleos Mexicanos
8.75%, 06/02/29		116	120,255
5.95%, 01/28/31		217	195,647
10.00%, 02/07/33		271	290,051
			605,953
Morocco — 0.0%
OCP SA
4.50%, 10/22/25(e)		548	545,534
6.75%, 05/02/34(a)		1,283	1,327,315
			1,872,849
Ukraine — 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC
(7.13% PIK), 7.13%, 07/19/26(e)(o)	EUR	3,264	3,267,744
(7.63% PIK), 7.63%, 11/08/28(a)(o)	USD	783	611,078
			3,878,822
Total Foreign Agency Obligations — 0.1% (Cost: $13,474,508)			15,013,072
Foreign Government Obligations
Belgium — 0.2%
Kingdom of Belgium, 3.30%, 06/22/54(a)(e)	EUR	41,848	43,898,110
Brazil — 0.5%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/29	BRL	139	23,424,979
10.00%, 01/01/35		440	66,734,254
			90,159,233
Colombia — 0.1%
Republic of Colombia, 6.25%, 07/09/36	COP	174,551,700	27,542,017
Germany — 0.2%
Federal Republic of Germany, 2.50%, 08/15/54(e)	EUR	34,911	36,541,195
Indonesia — 0.1%
Republic of Indonesia
2.85%, 02/14/30	USD	17,370	16,278,990
3.05%, 03/12/51		11,595	7,664,295
			23,943,285
Security		Par (000)	Value
Israel — 0.1%
State of Israel, 5.75%, 03/12/54	USD	10,116	$ 9,376,268
Italy — 0.7%
Republic of Italy, 3.65%, 08/01/35(a)(e)	EUR	112,272	134,659,883
Japan — 0.4%
Japanese Government Bonds (30 Year)
2.30%, 12/20/54	JPY	7,782,100	48,517,007
2.40%, 03/20/55		3,450,750	21,988,422
			70,505,429
Mexico — 0.8%
United Mexican States
2.66%, 05/24/31	USD	30,379	26,270,240
4.88%, 05/19/33		3,502	3,309,670
3.50%, 02/12/34		27,547	23,249,668
6.35%, 02/09/35		45,111	46,125,997
6.88%, 05/13/37		32,255	33,625,838
4.50%, 01/31/50		25,868	18,915,975
			151,497,388
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28		17,669	17,138,930
4.50%, 04/01/56		10,739	6,976,994
			24,115,924
Peru — 0.1%
Republic of Peru, 3.55%, 03/10/51		14,265	9,785,790
Philippines — 0.1%
Republic of the Philippines
3.00%, 02/01/28		11,468	11,078,088
3.20%, 07/06/46		15,450	10,857,004
			21,935,092
Supranational — 0.8%
European Union
2.50%, 10/04/52(e)	EUR	13,790	12,626,147
3.00%, 03/04/53(e)		137,049	138,550,160
			151,176,307
United Kingdom — 0.2%
United Kingdom Gilt, 4.38%, 07/31/54(e)	GBP	23,992	28,526,697
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27	USD	5,923	5,937,819
5.10%, 06/18/50		10,407	9,594,885
			15,532,704
Total Foreign Government Obligations — 4.5% (Cost: $859,343,463)			839,195,322

	Shares
Investment Companies
Equity Funds — 0.1%
Financial Select Sector SPDR Fund	200,000	10,474,000
Fixed-Income Funds — 0.3%
iShares 0-5 Year High Yield Corporate Bond ETF(q)	1,105,807	47,704,514

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Fixed-Income Funds (continued)
iShares AAA CLO Active ETF(q)	200,000	$ 10,384,000
iShares iBoxx $ Investment Grade Corporate Bond ETF(j)(q)	65,350	7,163,014
		65,251,528
Total Investment Companies — 0.4% (Cost: $75,025,125)		75,725,528

		Par (000)
Municipal Bonds
California — 0.3%
Bay Area Toll Authority, RB, Series S1, 7.04%, 04/01/50	USD	9,275	10,622,964
Los Angeles Community College District, GO, 6.60%, 08/01/42		3,990	4,234,616
State of California
GO, 7.55%, 04/01/39		4,000	4,795,181
GO, Refunding, 4.60%, 04/01/38		22,215	22,583,402
University of California, RB, Series AD, 4.86%, 05/15/2112		2,467	2,070,143
			44,306,306
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%, 04/01/57		3,139	3,392,492
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		15,387	15,422,952
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series 2022-ELL, Class A2, 4.15%, 02/01/33		2,630	2,595,070
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40		4,596	5,486,888
New York — 0.1%
Metropolitan Transportation Authority
RB, 6.67%, 11/15/39		3,060	3,293,121
RB, Series E, 6.81%, 11/15/40		655	711,625
New York City Water & Sewer System
RB, 6.01%, 06/15/42		2,430	2,519,323
RB, 5.88%, 06/15/44		1,665	1,682,585
New York State Dormitory Authority, RB, Series H, 5.39%, 03/15/40		1,470	1,456,432
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,780	2,905,952
RB, 4.93%, 10/01/51		1,400	1,290,700
RB, Series 181, 4.96%, 08/01/46		5,020	4,697,770
			18,557,508
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		3,555	4,514,776
Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%, 02/01/41		4,375	4,409,195
Security		Par (000)	Value
Texas (continued)
Port of Beaumont Navigation District RB, Refunding RB, Series B, 10.00%, 07/01/26(a)	USD	10,185	$ 10,426,222
State of Texas, GO, 5.52%, 04/01/39		5,715	5,881,128
			20,716,545
Total Municipal Bonds — 0.6% (Cost: $128,391,482)			114,992,537
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 6.1%
A&D Mortgage Trust
Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(c)		8,178	8,287,461
Series 2024-NQM5, Class A1, 5.70%, 11/25/69(a)		2,206	2,214,530
Series 2024-NQM5, Class M1, 6.52%, 11/25/69(a)(b)		2,033	2,060,086
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(c)		4,497	4,499,717
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 5.11%, 11/25/35(b)		3,315	2,310,131
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)		1	499
Series 2020-C, Class C, 0.00%, 09/27/60(a)		70	980
Series 2021-C, Class A, 5.12%, 01/25/61(a)(c)		6,817	6,797,868
Series 2021-C, Class B, 6.72%, 01/25/61(a)(c)		3,395	3,347,611
Series 2021-C, Class C, 0.00%, 01/25/61(a)		8,062	9,410,036
Series 2021-D, Class A, 5.00%, 03/25/60(a)(c)		14,241	14,255,800
Series 2021-D, Class B, 4.00%, 03/25/60(a)(b)		5,914	6,468,313
Series 2021-D, Class C, 0.00%, 03/25/60(a)(b)		8,488	10,061,449
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(b)		19,749	17,342,498
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(b)		4,422	3,380,888
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(b)		2,669	1,711,395
Series 2021-E, Class B3, 4.01%, 12/25/60(a)(b)		7,593	2,259,413
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(b)		1,744	1,254,991
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(b)		48	22,496
Series 2021-F, Class A, 4.88%, 06/25/61(a)(c)		37,786	37,752,779
Series 2021-F, Class B, 3.75%, 06/25/61(a)(c)		12,618	12,507,538
Series 2021-F, Class C, 0.00%, 06/25/61(a)		18,847	17,938,128
Series 2022-A, Class A1, 3.50%, 10/25/61(a)(c)		12,066	11,676,752
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(b)		1,244	1,127,226
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(b)		664	599,155
Series 2022-A, Class B, 3.00%, 10/25/61(a)		4,977	3,818,205
Series 2022-A, Class C, 3.00%, 10/25/61(a)		2,442	2,638,535
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		726	652,840
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		3,256	2,594,582
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		207	164,776
Series 2022-B, Class A1, 3.50%, 03/27/62(a)(c)		17,172	16,567,133
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(b)		937	847,243
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(b)		803	723,712
Series 2022-B, Class B, 3.00%, 03/27/62(a)		4,464	3,479,962
Series 2022-B, Class C, 3.00%, 03/27/62(a)		4,328	3,336,943
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		603	540,829
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		2,991	2,590,336
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(c)		22,171	20,959,776
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(b)		1,258	1,119,664
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(b)		713	615,980
Series 2023-A, Class B, 2.50%, 07/25/62(a)(b)		4,194	3,112,712
Series 2023-A, Class C, 2.50%, 07/25/62(a)(b)		3,204	1,445,577
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(b)		2,160	1,858,265

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(c)	USD	22,037	$ 20,956,625
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(b)		1,567	1,382,832
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(b)		836	712,439
Series 2023-C, Class C, 2.50%, 05/25/63(a)(b)		7,303	5,259,127
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(b)		731	620,738
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(b)		4,534	3,609,208
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12-mo. Federal Reserve Cumulative Average US + 0.94%), 5.34%, 10/25/46(b)		562	364,403
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 4.64%, 10/25/46(b)		1,545	778,161
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 5.10%, 02/25/47(b)		610	211,141
Angel Oak Mortgage Trust
Series 2020-4, Class A3, 2.81%, 06/25/65(a)(b)		527	508,741
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)		385	362,906
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(c)		10,762	10,691,510
Series 2024-1, Class A1, 5.21%, 08/25/68(a)(c)		1,652	1,644,859
Series 2024-10, Class A1, 5.35%, 10/25/69(a)(c)		2,083	2,078,462
Series 2024-11, Class A1, 5.70%, 08/25/69(a)(c)		3,498	3,510,342
Series 2025-2, Class A1, 5.64%, 02/25/70(a)(c)		6,984	7,003,097
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A3, 2.87%, 04/25/65(a)(b)		975	931,661
APS Resecuritization Trust, Series 2016-1, Class 1MZ, 3.01%, 07/31/57(a)(b)		7,959	2,945,576
Atlas Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.55%), 5.77%, 09/20/61(b)(e)	GBP	518	711,534
Series 2024-1, Class D, (1-day SONIA + 2.20%), 6.42%, 09/20/61(b)(e)		343	471,884
Banc of America Alternative Loan Trust, Series 2006-7, Class A4, 6.50%, 10/25/36(c)	USD	1,951	517,611
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		19	16,266
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(b)		3,291	1,140,478
Series 2015-R3, Class 1A2, 3.70%, 03/27/36(a)(b)		1,035	879,277
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(b)		277	276,760
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 5.00%, 11/25/51(a)(c)		11,641	11,608,015
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(c)		3,175	3,225,681
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)		6,482	8,621,091
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(c)		4,695	4,670,904
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(c)		9,391	9,208,647
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(c)		2,105	2,058,043
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)		3,536	1,021,639
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)	USD	21	$ 17,877
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(c)		29,264	29,635,137
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(c)		4,653	4,720,035
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(c)		2,809	2,852,355
Series 2023-NQM3, Class B1, 7.98%, 10/25/63(a)(b)		1,917	1,934,551
Series 2023-NQM3, Class B2, 7.98%, 10/25/63(a)(b)		1,613	1,604,406
Series 2023-NQM3, Class B3, 7.98%, 10/25/63(a)(b)		4,413	4,245,948
Series 2023-NQM3, Class M1, 7.98%, 10/25/63(a)(b)		3,196	3,269,301
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(b)		1	594
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(c)		4,291	4,305,974
Series 2024-NQM1, Class A2, 6.11%, 01/25/64(a)(c)		2,923	2,931,524
Series 2024-NQM1, Class A3, 6.31%, 01/25/64(a)(c)		2,232	2,240,479
Series 2024-NQM1, Class B1, 8.09%, 01/25/64(a)(b)		1,442	1,460,242
Series 2024-NQM1, Class B2, 8.70%, 01/25/64(a)(b)		1,322	1,329,750
Series 2024-NQM1, Class B3, 8.70%, 01/25/64(a)(b)		2,836	2,749,663
Series 2024-NQM1, Class M1, 6.80%, 01/25/64(a)(b)		2,475	2,500,144
Series 2024-NQM1, Class SA, 0.00%, 01/25/64(a)(b)		6	5,560
Series 2024-NQM3, Class A1, 6.04%, 06/25/64(a)(c)		25,028	25,196,548
Series 2024-NQM3, Class A2, 6.30%, 06/25/64(a)(c)		1,973	1,985,880
Series 2024-NQM3, Class A3, 6.50%, 06/25/64(a)(c)		3,444	3,469,254
Series 2024-NQM3, Class B1, 7.50%, 06/25/64(a)(b)		1,983	2,000,131
Series 2024-NQM3, Class B2, 8.04%, 06/25/64(a)(b)		1,816	1,812,098
Series 2024-NQM3, Class B3, 8.04%, 06/25/64(a)(b)		4,970	4,735,478
Series 2024-NQM3, Class M1, 6.41%, 06/25/64(a)(b)		2,891	2,914,460
Series 2024-NQM3, Class SA, 0.00%, 06/25/64(a)(b)		4	4,144
Series 2024-NQM4, Class A1, 4.79%, 12/26/64(a)(c)		39,854	39,559,492
Series 2024-NQM4, Class A2, 5.10%, 12/26/64(a)(c)		3,749	3,718,909
Series 2024-NQM4, Class A3, 5.25%, 12/26/64(a)(c)		4,199	4,172,358
Series 2024-NQM4, Class B1, 6.96%, 12/26/64(a)(b)		1,760	1,760,436
Series 2024-NQM4, Class B2, 7.57%, 12/26/64(a)(b)		1,343	1,317,821

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2024-NQM4, Class B3, 7.57%, 12/26/64(a)(b)	USD	3,073	$ 2,902,899
Series 2024-NQM4, Class M1, 6.31%, 12/26/64(a)(b)		2,894	2,921,015
Series 2024-NQM4, Class SA, 0.00%, 12/26/64(a)(b)		6	5,591
Series 2025-NQM1, Class A1, 5.66%, 01/25/65(a)(c)		37,482	37,722,184
Series 2025-NQM1, Class A2, 5.87%, 01/25/65(a)(c)		3,420	3,438,599
Series 2025-NQM1, Class A3, 5.97%, 01/25/65(a)(c)		3,257	3,278,827
Series 2025-NQM1, Class B1, 6.94%, 01/25/65(a)(b)		1,955	1,925,931
Series 2025-NQM1, Class B2, 7.83%, 01/25/65(a)(b)		1,700	1,675,682
Series 2025-NQM1, Class B3, 7.83%, 01/25/65(a)(b)		3,768	3,593,308
Series 2025-NQM1, Class M1, 6.49%, 01/25/65(a)(b)		3,144	3,192,548
Series 2025-NQM1, Class SA, 0.00%, 01/25/65(a)(b)		7	6,662
Series 2025-NQM2, Class A1, 5.76%, 05/25/65(a)(c)		30,553	30,874,269
Series 2025-NQM2, Class A2, 5.94%, 05/25/65(a)(c)		2,419	2,445,191
Series 2025-NQM2, Class A3, 6.04%, 05/25/65(a)(c)		4,753	4,804,034
Series 2025-NQM2, Class B1, 7.69%, 05/25/65(a)(b)		1,485	1,474,697
Series 2025-NQM2, Class B2, 7.69%, 05/25/65(a)(b)		589	560,068
Series 2025-NQM2, Class B3, 7.69%, 05/25/65(a)(b)		109	92,045
Series 2025-NQM2, Class M1, 6.71%, 05/25/65(a)(b)		3,013	3,064,430
Series 2025-NQM2, Class SA, 0.00%, 05/25/65(a)(b)		2	2,049
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 4.29%, 05/28/36(a)(b)		1,323	1,274,545
Bear Stearns ALT-A Trust
Series 2006-2, Class 22A1, 4.25%, 03/25/36(b)		3,113	2,006,805
Series 2007-1, Class 1A1, (1-mo. CME Term SOFR + 0.43%), 4.75%, 01/25/47(b)		740	630,442
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AC9, Class A5, 6.25%, 12/25/35(c)		141	137,579
Series 2006-AC2, Class 1A1, (1-mo. CME Term SOFR + 0.46%), 4.78%, 03/25/36(b)		3,102	805,838
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 4.71%, 08/25/36(b)		251	248,301
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.77%, 03/25/37(b)		180	170,822
Series 2007-AR3, Class 1A1, (1-mo. CME Term SOFR + 0.25%), 4.71%, 03/25/37(b)		306	285,612
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 4.64%, 06/25/37(b)		281	269,440
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 0.00%, 12/25/35(a)(g)(q)		1	—
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Bletchley Park Funding PLC
Series 2025-1, Class D, (1-day SONIA + 1.88%), 6.10%, 01/27/70(b)(e)	GBP	891	$ 1,223,453
Series 2025-1, Class E, (1-day SONIA + 3.38%), 7.60%, 01/27/70(b)(e)		1,222	1,677,928
BRAVO Residential Funding Trust
Series 2023-NQM6, Class B1, 8.00%, 09/25/63(a)(b)	USD	662	666,924
Series 2024-NQM1, Class B1, 8.04%, 12/01/63(a)		353	357,245
Series 2024-NQM3, Class B1, 8.10%, 03/25/64(a)(b)		527	535,067
Series 2024-NQM6, Class B2, 8.04%, 08/01/64(a)(b)		250	247,944
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(a)(c)		8,742	8,783,676
CAFL Issuer LLC, Series 2024-RTL1, Class A1, 6.75%, 11/28/31(a)(c)		1,281	1,298,567
Castell PLC
Series 2025-1, Class C, (1-day SONIA + 1.55%), 5.77%, 01/27/62(b)(e)	GBP	394	541,115
Series 2025-1, Class D, (1-day SONIA + 2.00%), 6.22%, 01/27/62(b)(e)		233	319,998
Series 2025-1, Class E, (1-day SONIA + 3.50%), 7.72%, 01/27/62(b)(e)		666	914,658
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 06/25/34(a)(b)	USD	274	259,275
Series 2024-HB14, Class M3, 3.00%, 06/25/34(a)(b)		675	630,488
Series 2024-HB15, Class M2, 4.00%, 08/25/34(a)(b)		265	254,221
Series 2024-R1, Class A1, 4.00%, 10/25/54(a)(c)		1,169	1,147,192
Series 2024-R1, Class A2, 4.00%, 10/25/54(a)(c)		176	168,803
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		18,756	7,544,852
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(b)		1,751	1,660,074
Series 2022-4, Class A1, 6.00%, 10/25/57(a)(c)		489	491,005
CIM Trust
Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(c)		2,791	2,811,448
Series 2025-I1, Class A1, 5.66%, 10/25/69(a)(c)		8,990	9,060,124
Citadel PLC
Series 2024-1, Class B, (1-day SONIA + 1.45%), 5.67%, 04/28/60(b)(e)	GBP	483	663,872
Series 2024-1, Class C, (1-day SONIA + 1.75%), 5.97%, 04/28/60(b)(e)		506	695,483
Series 2024-1, Class D, (1-day SONIA + 2.45%), 6.67%, 04/28/60(b)(e)		553	758,903
Series 2024-1, Class E, (1-day SONIA + 3.75%), 7.97%, 04/28/60(b)(e)		539	739,879
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%, 05/25/37	USD	597	523,503
Series 2007-9, Class 1A1, 6.25%, 12/25/37		866	815,152
Series 2008-2, Class 1A1, 6.50%, 06/25/38		2,885	2,410,146
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1-mo. CME Term SOFR + 0.61%), 4.93%, 05/25/37(b)		1,753	1,622,017
CitiMortgage Alternative Loan Trust, Series 2007- A6, Class 1A11, 6.00%, 06/25/37		428	374,317

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust
Series 2020-3, Class A3, 2.38%, 04/27/65(a)(b)	USD	145	$ 141,819
Series 2021-HX1, Class B2, 3.86%, 10/25/66(a)(b)		1,000	776,268
Series 2022-1, Class B2, 4.16%, 12/27/66(a)(b)		316	269,175
Series 2022-3, Class B1, 4.22%, 02/25/67(a)(b)		1,000	861,614
Series 2022-3, Class B2, 4.22%, 02/25/67(a)(b)		1,300	1,071,745
Series 2022-5, Class B1, 4.68%, 03/25/67(a)(b)		2,398	2,217,457
Series 2022-8, Class B1, 6.49%, 08/25/67(a)(b)		1,172	1,166,530
Series 2024-6, Class A1, 5.39%, 11/25/69(a)(c)		3,055	3,057,476
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A1, 5.50%, 06/25/35		86	69,245
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.78%, 06/25/35(b)		2,571	2,265,667
Series 2005-29CB, Class A6, 5.50%, 07/25/35		299	172,813
Series 2005-55CW, Class 2A3, (1-mo. CME Term SOFR + 0.46%), 4.79%, 11/25/35(b)		575	427,606
Series 2005-59, Class 1A1, (1-mo. CME Term SOFR + 0.77%), 5.10%, 11/20/35(b)		611	600,423
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 5.40%, 02/25/36(b)		391	355,330
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,355	611,578
Series 2006-15CB, Class A1, 6.50%, 06/25/36		306	139,891
Series 2006-28CB, Class A14, 6.25%, 10/25/36		1,131	557,574
Series 2006-6CB, Class 2A10, 6.00%, 05/25/36		221	83,058
Series 2006-OA11, Class A4, (1-mo. CME Term SOFR + 0.49%), 4.81%, 09/25/46(b)		267	248,244
Series 2006-OA14, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 1.73%), 6.13%, 11/25/46(b)		1,752	1,445,792
Series 2006-OA16, Class A2, (1-mo. CME Term SOFR + 0.49%), 4.81%, 10/25/46(b)		2,016	1,875,137
Series 2006-OA16, Class A4C, (1-mo. CME Term SOFR + 0.79%), 5.11%, 10/25/46(b)		2,935	2,165,147
Series 2006-OA21, Class A1, (1-mo. CME Term SOFR + 0.30%), 4.62%, 03/20/47(b)		4,384	3,761,339
Series 2006-OA8, Class 1A1, (1-mo. CME Term SOFR + 0.49%), 4.81%, 07/25/46(b)		227	204,575
Series 2006-OC1, Class 1A1, (1-mo. CME Term SOFR + 0.57%), 4.89%, 03/25/36(b)		1,015	1,000,011
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 4.89%, 11/25/36(b)		1,574	1,357,891
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.93%, 07/25/46(b)		1,481	1,277,442
Series 2007-14T2, Class A1, 6.00%, 07/25/37		2,091	1,067,516
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		266	117,040
Series 2007-AL1, Class A1, (1-mo. CME Term SOFR + 0.36%), 4.68%, 06/25/37(b)		4,094	3,419,273
Series 2007-OA3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.71%, 04/25/47(b)		547	501,823
Series 2007-OA8, Class 2A1, (1-mo. CME Term SOFR + 0.47%), 4.79%, 06/25/47(b)		170	133,242
Series 2007-OH2, Class A2A, (1-mo. CME Term SOFR + 0.59%), 4.91%, 08/25/47(b)		187	165,336
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (1-mo. CME Term SOFR + 0.65%), 4.97%, 02/25/35(b)	USD	63	$ 60,550
Series 2005-16, Class A28, 5.50%, 09/25/35		2,697	1,634,392
Series 2006-17, Class A6, 6.00%, 12/25/36		265	116,870
Series 2006-OA4, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.96%), 5.36%, 04/25/46(b)		1,205	327,803
Series 2006-OA5, Class 3A1, (1-mo. CME Term SOFR + 0.51%), 4.83%, 04/25/46(b)		340	327,346
Series 2007-1, Class A2, 6.00%, 03/25/37		405	179,064
Series 2007-15, Class 2A2, 6.50%, 09/25/37		7,345	2,629,438
Series 2007-9, Class A1, 5.75%, 07/25/37		1,309	612,433
Series 2007-9, Class A11, 5.75%, 07/25/37		715	334,682
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		8,101	3,042,929
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		967	513,023
Series 2006-4, Class 1A4, 6.00%, 05/25/36		731	387,809
Series 2014-4R, Class 16A3, (1-mo. CME Term SOFR + 0.31%), 5.10%, 02/27/36(a)(b)		0	325
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 4.68%, 08/27/36(a)(b)		532	437,720
Series 2015-6R, Class 5A2, (1-mo. CME Term SOFR + 0.29%), 3.66%, 03/27/36(a)(b)		1,441	1,114,676
Series 2021-NQM8, Class M1, 3.26%, 10/25/66(a)(b)		759	564,554
Series 2021-RPL9, Class A1, 3.78%, 02/25/61(a)(b)		8,838	8,752,869
Series 2022-ATH3, Class B1, 7.10%, 08/25/67(a)(b)		2,276	2,278,408
Series 2022-NQM3, Class A1B, 4.27%, 03/25/67(a)(b)		3,821	3,730,546
Series 2022-NQM6, Class PT, 8.85%, 12/25/67(a)(b)		10,753	10,690,341
Cross Mortgage Trust
Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)(c)		2,201	2,234,204
Series 2024-H7, Class A1, 5.59%, 11/25/69(a)(b)		4,549	4,562,028
Series 2025-H1, Class A1, 5.74%, 02/25/70(a)(b)		5,340	5,365,458
Series 2025-H2, Class A1, 5.36%, 03/25/70(a)(b)		2,012	2,011,811
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1- mo. CME Term SOFR + 1.46%), 5.78%, 11/25/35(b)		1,191	252,965
Deephaven Residential Mortgage Trust
Series 2022-2, Class M1, 4.31%, 03/25/67(a)(b)		1,629	1,441,149
Series 2022-3, Class B1, 5.27%, 07/25/67(a)(b)		1,716	1,509,212
Series 2022-3, Class M1, 5.27%, 07/25/67(a)(b)		3,171	2,939,574
Series 2024-1, Class A1, 5.74%, 07/25/69(a)(c)		2,310	2,321,974
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1-mo. CME Term SOFR + 0.45%), 4.77%, 08/25/47(b)		746	681,140
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(b)		249	216,644

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A8, 6.36%, 07/25/36(b)	USD	159	$ 138,153
Ellington Financial Mortgage Trust
Series 2022-4, Class B2, 5.91%, 09/25/67(a)(b)		2,288	1,980,332
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69(a)(c)		4,271	4,284,712
Series 2025-INV1, Class A1, 5.63%, 03/25/70(a)(c)		5,630	5,644,707
Exmoor Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.90%), 6.14%, 03/25/94(b)(e)	GBP	454	628,967
Series 2024-1, Class D, (1-day SONIA + 2.80%), 7.04%, 03/25/94(b)(e)		197	269,944
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1, 4.94%, 02/25/36(b)	USD	19	11,534
GAEA Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/30(a)(b)		2,183	2,142,352
GCAT Trust
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)(b)		1,642	1,197,100
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(b)		278	259,298
Series 2022-NQM1, Class B1, 3.92%, 02/25/67(a)(b)		564	426,673
Series 2022-NQM2, Class M1, 4.20%, 02/25/67(a)(b)		853	709,127
Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(c)		4,948	4,929,629
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(b)		5,888	5,590,016
GreenPoint Mortgage Funding Trust, Series 2006- AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 6.40%, 03/25/36(b)		388	362,844
GS Mortgage Securities Trust, Series 2019-PJ2, Class B4, 4.37%, 11/25/49(a)(b)		1,388	1,257,935
GS Mortgage-Backed Securities Trust
Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(b)		590	537,830
Series 2023-CCM1, Class B1, 7.40%, 08/25/53(a)(b)		1,022	1,016,519
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		22	42,669
Series 2007-OA2, Class 2A1, 2.86%, 06/25/47(b)		781	458,057
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1-mo. CME Term SOFR + 0.52%), 4.84%, 12/19/36(b)		5,028	3,937,188
Series 2007-3, Class 1A1A, (1-mo. CME Term SOFR + 0.51%), 4.83%, 05/19/37(b)		1,499	1,188,408
Series 2007-4, Class 2A2, (1-mo. CME Term SOFR + 0.61%), 4.68%, 07/19/47(b)		357	332,476
HOMES Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)(c)		4,483	4,503,680
Homeward Opportunities Fund I Trust
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(b)		4,156	4,110,647
Series 2020-2, Class B1, 5.45%, 05/25/65(a)(b)		809	806,277
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(c)		8,738	8,690,135
Series 2022-1, Class M1, 5.04%, 07/25/67(a)(b)		3,380	3,303,620
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Impac CMB Trust
Series 2004-11, Class 1A2, (1-mo. CME Term SOFR + 0.63%), 4.95%, 03/25/35(b)	USD	570	$ 751,427
Series 2005-6, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 4.93%, 10/25/35(b)		409	367,371
Series 2007-A, Class A, (1-mo. CME Term SOFR + 0.61%), 4.93%, 05/25/37(a)(b)		875	847,864
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.77%, 11/25/36(b)		1,649	1,497,430
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1-mo. CME Term SOFR + 0.35%), 4.67%, 07/25/36(b)		268	261,878
Series 2006-AR35, Class 2A1A, (1-mo. CME Term SOFR + 0.45%), 4.77%, 01/25/37(b)		534	477,407
Series 2006-AR41, Class A3, (1-mo. CME Term SOFR + 0.47%), 4.79%, 02/25/37(b)		375	353,185
Series 2007-AR19, Class 3A1, 4.01%, 09/25/37(b)		2,406	1,564,912
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.59%), 4.91%, 08/25/37(b)		494	451,317
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1-mo. CME Term SOFR + 0.53%), 4.85%, 03/25/37(b)		578	478,549
Series 2007-A2, Class 2A1, 4.83%, 05/25/37(b)		151	133,852
JPMorgan Mortgage Trust
Series 2021-4, Class B3, 2.90%, 08/25/51(a)(b)		3,464	2,786,291
Series 2021-4, Class B4, 2.90%, 08/25/51(a)(b)		269	212,008
Series 2021-4, Class B5, 2.90%, 08/25/51(a)(b)		202	148,182
Series 2021-4, Class B6, 2.90%, 08/25/51(a)(b)		611	216,965
Series 2021-INV5, Class A5A, 2.50%, 12/25/51(a)(b)		8,202	6,634,429
Series 2021-INV5, Class B4, 3.19%, 12/25/51(a)(b)		1,216	998,081
Series 2021-INV5, Class B5, 3.19%, 12/25/51(a)(b)		425	324,875
Series 2021-INV5, Class B6, 3.04%, 12/25/51(a)(b)		1,458	706,254
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(b)		21,622	19,439,458
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(b)		10,539	7,058,898
Series 2021-INV7, Class A5A, 2.50%, 02/25/52(a)(b)		4,886	3,952,654
Series 2021-INV7, Class B1, 3.26%, 02/25/52(a)(b)		3,086	2,629,304
Series 2021-INV7, Class B2, 3.26%, 02/25/52(a)(b)		725	610,838
Series 2021-INV7, Class B3, 3.26%, 02/25/52(a)(b)		1,008	840,486
Series 2021-INV7, Class B4, 3.26%, 02/25/52(a)(b)		536	435,609
Series 2021-INV7, Class B5, 3.26%, 02/25/52(a)(b)		220	168,380
Series 2021-INV7, Class B6, 3.13%, 02/25/52(a)(b)		721	341,006
Series 2024-VIS1, Class B2, 8.07%, 07/25/64(a)(b)		507	500,966
Series 2024-VIS2, Class B1, 7.72%, 11/25/64(a)(b)		2,216	2,220,836

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Jubilee Place 7 BV, Series 7, Class D, (3-mo. EURIBOR + 1.90%), 3.90%, 09/18/62(b)(e)	EUR	185	$ 215,998
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75%, 04/25/61(a)(c)	USD	14,133	14,130,145
Lehman XS Trust
Series 2007-16N, Class AF2, (1-mo. CME Term SOFR + 2.01%), 6.33%, 09/25/47(b)		1,526	2,059,340
Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 6.73%, 12/25/37(b)		372	362,127
MASTR Resecuritization Trust, Series 2008-3, Class A1, 4.26%, 08/25/37(a)(b)		615	188,285
MCM Trust
Series 2021-VFN1, Class Cert, 0.00%, 09/25/31(d)		16,232	11,178,732
Series 2021-VFN1, Class Note, 2.50%, 09/25/31		12,115	11,636,284
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1-mo. CME Term SOFR + 0.53%), 4.85%, 04/25/37(b)		898	704,597
Merrill Lynch Mortgage Investors Trust
Series 2006-A3, Class 6A1, 5.21%, 05/25/36(b)		511	474,547
Series 2006-AF2, Class AV1, (1-mo. CME Term SOFR + 0.43%), 4.75%, 09/25/37(b)		671	353,220
MFA Trust
Series 2020-NQM1, Class A3, 3.30%, 08/25/49(a)(b)		83	78,125
Series 2021-NQM1, Class B1, 3.51%, 04/25/65(a)(b)		3,310	2,695,311
Series 2022-NQM1, Class B1, 4.22%, 12/25/66(a)(b)		1,000	833,463
Series 2022-NQM1, Class M1, 4.22%, 12/25/66(a)(b)		3,429	2,979,728
Series 2024-RTL1, Class A1, 7.09%, 02/25/29(a)(c)		5,663	5,681,892
Miltonia Mortgage Finance Srl, Series 1, Class B, (3-mo. EURIBOR + 1.30%), 3.46%, 04/28/62(b)(e)	EUR	1,776	2,062,569
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1-mo. CME Term SOFR + 0.27%), 4.76%, 12/26/46(a)(b)	USD	633	586,918
Morgan Stanley Residential Mortgage Loan Trust
Series 2014-1A, Class B3, 5.96%, 06/25/44(a)(b)		323	325,383
Series 2023-NQM1, Class B1, 7.41%, 09/25/68(a)(b)		1,302	1,296,143
Series 2025-NQM1, Class A1, 5.74%, 11/25/69(a)(b)		8,001	8,050,212
Series 2025-NQM1, Class M1, 6.50%, 11/25/69(a)(b)		1,220	1,225,621
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1-mo. CME Term SOFR + 0.34%), 4.78%, 04/16/36(a)(b)		1,328	1,302,960
Mortimer PLC
Series 2024-MIX, Class C, (1-day SONIA + 1.55%), 5.79%, 09/22/67(b)(e)	GBP	654	900,256
Series 2024-MIX, Class D, (1-day SONIA + 2.10%), 6.34%, 09/22/67(b)(e)		357	490,996
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 03/25/34(a)	USD	1,418	1,288,177
Series 2004-R1, Class A2, 7.50%, 03/25/34(a)		325	304,818
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(b)	USD	599	$ 586,924
Series 2020-RPL1, Class B3, 3.85%, 11/25/59(a)(b)		6,210	4,727,904
Series 2024-NQM3, Class B1, 7.17%, 11/25/64(a)(b)		781	767,438
Series 2025-NQM1, Class A1, 0.00%, 01/25/65(a)(c)		12,415	12,494,956
Series 2025-NQM1, Class M1, 6.47%, 01/25/65(a)(b)		679	685,180
New York Mortgage Trust
Series 2024-INV1, Class A1, 5.38%, 06/25/69(a)(b)		1,212	1,211,330
Series 2024-RR1, Class A, 7.38%, 05/25/64(a)(c)		6,747	6,707,579
NLT Trust, Series 2021-INV2, Class B1, 3.32%, 08/25/56(a)(b)		910	688,406
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		1,327	1,030,745
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(b)		223	220,537
Series 2006-AF1, Class 1A4, 7.13%, 05/25/36(c)		502	89,027
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.95%), 5.27%, 06/25/37(b)		228	190,600
OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/01/64(a)(c)		5,223	5,250,928
Pierpont BTL PLC
Series 2024-1, Class D, (1-day SONIA + 2.20%), 6.44%, 09/21/61(b)(e)	GBP	322	443,606
Series 2025-1, Class D, (1-day SONIA + 1.85%), 6.08%, 03/21/62(b)(e)		151	207,351
PRET LLC, Series 2024-RN2, Class A1, 7.13%, 04/25/54(a)(c)	USD	2,016	2,028,202
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		1,253	1,109,140
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(b)		633	625,370
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(b)		4,668	4,651,611
Series 2023-AFC1, Class B1, 7.44%, 02/25/58(a)(b)		2,349	2,359,108
PRP Advisors LLC
Series 2022-NQM1, Class B1, 5.41%, 08/25/67(a)(b)		471	458,577
Series 2024-NQM1, Class B1, 7.48%, 12/25/68(a)(b)		1,346	1,340,902
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(a)(c)		4,795	4,834,452
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(a)(b)		983	998,331
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 11/25/29(a)(b)		1,198	1,206,580
RALI Trust
Series 2006-QA10, Class A2, (1-mo. CME Term SOFR + 0.47%), 4.79%, 12/25/36(b)		2,299	2,007,626
Series 2007-QH9, Class A1, 6.10%, 11/25/37(b)		436	364,842

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
RALI Trust
Series 2007-QO2, Class A1, (1-mo. CME Term SOFR + 0.26%), 4.58%, 02/25/47(b)	USD	221	$ 66,931
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(a)(c)		1,982	1,985,581
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 4.77%, 06/25/35(a)(b)		151	145,404
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 4.83%, 09/25/35(a)(b)		52	42,644
Residential Mortgage Loan Trust
Series 2019-2, Class B2, 6.04%, 05/25/59(a)(b)		2,434	2,402,572
Series 2019-3, Class B2, 5.66%, 09/25/59(a)(b)		282	276,993
Series 2020-2, Class M1, 3.57%, 05/25/60(a)(b)		7,854	7,461,336
RFMSI Series Trust
Series 2006-SA2, Class 2A1, 5.63%, 08/25/36(b)		4,143	2,938,755
Series 2006-SA4, Class 2A1, 5.54%, 11/25/36(b)		192	157,911
Series 2007-SA4, Class 3A1, 5.83%, 10/25/37(b)		258	157,958
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(b)		3,112	2,942,945
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(b)		2,267	2,012,302
Saluda Grade Alternative Mortgage Trust
Series 2024-RTL4, Class A1, 7.50%, 02/25/30(a)(c)		9,935	9,995,627
Series 2024-RTL5, Class A1, 7.76%, 04/25/30(a)(c)		5,768	5,805,620
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 3.50%, 05/25/57(b)		518	229,014
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1, 4.75%, 09/25/60(a)(b)		8,832	8,739,084
Series 2020-3, Class M1, 4.75%, 04/26/60(a)(b)		376	371,378
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 4.50%, 07/20/37(b)		648	511,947
SG Residential Mortgage Trust
Series 2022-2, Class A1, 5.35%, 08/25/62(a)(c)		1,059	1,056,406
Series 2022-2, Class B1, 5.30%, 08/25/62(a)(b)		2,583	2,526,462
Spruce Hill Mortgage Loan Trust, Series 2022- SH1, Class A3, 4.10%, 07/25/57(a)(c)		876	838,938
Stratton Mortgage Funding PLC, Series 2024-3, Class C, (1-day SONIA + 1.50%), 5.74%, 06/25/49(b)(e)	GBP	492	674,572
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 4.08%, 04/25/36(b)	USD	496	259,227
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1-mo. CME Term SOFR + 0.49%), 4.81%, 06/25/36(b)		1,562	1,356,634
Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 4.85%, 05/25/46(b)		281	197,952
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 4.20%, 06/25/46(b)		958	574,057
Together Asset-Backed Securitisation-1 PLC
Series 2025-CRE1, Class B, (1-day SONIA + 1.50%), 5.72%, 01/15/57(b)(e)	GBP	860	1,181,294
Series 2025-CRE1, Class C, (1-day SONIA + 1.80%), 6.02%, 01/15/57(b)(e)		511	705,555
Series 2025-CRE1, Class D, (1-day SONIA + 2.40%), 6.62%, 01/15/57(b)(e)		223	306,389
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Toorak Mortgage Corp.
Series 2021-INV1, Class B1, 3.29%, 07/25/56(a)(b)	USD	937	$ 765,554
Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		3,051	2,454,203
Toorak Mortgage Trust, Series 2024-2, Class A1, 6.33%, 10/25/31(a)(c)		937	935,069
TVC DSCR Trust
Series 21-1, Class A, 2.38%, 02/01/51(a)		15,094	13,848,671
Series 21-1, Class CERT, 0.00%, 02/01/51		7,160	6,145,670
Verus Securitization Trust
Series 2019-INV3, Class B1, 3.73%, 11/25/59(a)(b)		800	779,185
Series 2020-4, Class A3, 3.32%, 05/25/65(a)(c)		326	320,207
Series 2020-4, Class M1, 3.29%, 05/25/65(a)(b)		3,120	3,058,974
Series 2020-5, Class B1, 3.71%, 05/25/65(a)(b)		400	364,521
Series 2021-3, Class B1, 3.20%, 06/25/66(a)(b)		1,668	1,187,769
Series 2021-6, Class B1, 4.05%, 10/25/66(a)(b)		291	226,315
Series 2021-6, Class M1, 2.94%, 10/25/66(a)(b)		806	591,738
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(b)		1,354	1,029,088
Series 2022-3, Class B1, 4.06%, 02/25/67(a)(b)		3,879	3,072,319
Series 2022-4, Class B1, 4.77%, 04/25/67(a)(b)		616	553,089
Series 2022-INV1, Class B1, 5.79%, 08/25/67(a)(b)		606	593,520
Series 2023-2, Class B1, 7.48%, 03/25/68(a)(b)		2,041	2,038,760
Series 2023-3, Class B1, 7.76%, 03/25/68(a)(b)		543	543,994
Series 2024-7, Class B1, 6.50%, 09/25/69(a)(b)		870	859,773
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(b)		906	813,131
Series 2020-1, Class M1, 4.45%, 08/25/55(a)(b)		1,100	1,055,947
Series 2022-1, Class B1, 5.94%, 08/25/57(a)(b)		2,429	2,244,418
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(b)		560	539,324
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(b)		640	626,308
Series 2020-2, Class B2, 5.16%, 04/25/65(a)(b)		500	476,679
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(b)		1,480	1,404,659
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		765	610,908
Series 2006-4, Class 1A1, 6.00%, 04/25/36		1,554	1,461,120
Series 2006-4, Class 3A1, 7.00%, 05/25/36(c)		695	611,261
Series 2006-4, Class 3A5, 6.85%, 05/25/36(c)		269	237,010
Series 2006-AR10, Class A2A, (1-mo. CME Term SOFR + 0.45%), 4.77%, 12/25/36(b)		609	500,109
Series 2007-HY3, Class 4A1, 5.10%, 03/25/37(b)		24	22,476
Series 2007-OA1, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.72%), 5.12%, 12/25/46(b)		222	179,051
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 5.65%, 04/25/47(b)		817	706,326
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 5.15%, 06/25/47(b)		2,124	1,762,722
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 5.20%, 06/25/47(b)		866	713,987
Series 2007-OC2, Class A3, (1-mo. CME Term SOFR + 0.73%), 5.05%, 06/25/37(b)		842	774,469

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Western Alliance Bank
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 7.46%, 07/25/59(a)(b)	USD	5,763	$ 5,995,130
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 8.01%, 07/25/59(a)(b)		7,587	7,905,297
Winchester PLC
Series 1, Class C, (1-day SONIA + 1.55%), 5.85%, 10/21/56(b)(e)	GBP	425	581,827
Series 1, Class D, (1-day SONIA + 2.00%), 6.30%, 10/21/56(b)(e)		393	538,952
			1,134,584,431
Commercial Mortgage-Backed Securities — 6.4%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.28%, 08/10/35(a)(b)	USD	600	560,256
Series 2015-1211, Class D, 4.28%, 08/10/35(a)(b)		4,972	4,592,935
Series 2015-1211, Class E, 4.28%, 08/10/35(a)(b)		1,110	1,014,274
1345 Trust
Series 2025-AOA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.90%, 06/15/30(a)(b)		2,695	2,699,206
Series 2025-AOA, Class E, (1-mo. CME Term SOFR + 4.50%), 8.80%, 06/15/30(a)(b)		4,620	4,633,042
245 Park Avenue Trust
Series 2017-245P, Class D, 3.78%, 06/05/37(a)(b)		480	453,146
Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)		2,463	2,302,301
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 5.49%, 09/15/34(a)(b)		951	942,096
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 5.69%, 09/15/34(a)(b)		997	977,060
Series 2017-280P, Class D, (1-mo. CME Term SOFR + 1.84%), 6.15%, 09/15/34(a)(b)		2,920	2,839,700
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 6.73%, 09/15/34(a)(b)		7,007	6,744,406
3650R Commercial Mortgage Trust, Series 2022- PF2, Class A5, 5.47%, 11/15/55(b)		1,000	1,017,839
ACREC LLC, Series 2023-FL2, Class A, (1-mo. CME Term SOFR + 2.23%), 6.54%, 02/19/38(a)(b)		3,847	3,849,827
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 5.58%, 04/15/34(a)(b)		1,144	1,095,380
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E, 1.75%, 05/15/53(a)		636	508,302
Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		679	600,623
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class A, (1-mo. CME Term SOFR + 1.93%), 6.23%, 01/20/41(a)(b)		1,120	1,121,291
ARES Commercial Mortgage Trust
Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.00%, 07/15/41(a)(b)		8,860	8,873,844
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.44%), 5.76%, 10/15/34(a)(b)		10,370	10,379,700
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 6.58%, 04/15/35(a)(b)		1,525	1,500,234
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class D, (1-mo. CME Term SOFR + 2.25%), 6.56%, 12/15/36(a)(b)	USD	3,269	$ 3,072,859
Series 2024-ATRM, Class A, 5.59%, 11/10/29(a)(b)		7,110	7,249,914
Series 2024-ATRM, Class E, 9.52%, 11/10/29(a)(b)		2,226	2,281,654
BAHA Trust
Series 2024-MAR, Class A, 6.17%, 12/10/41(a)(b)		27,690	28,665,713
Series 2024-MAR, Class B, 7.07%, 12/10/41(a)(b)		1,001	1,046,022
Series 2024-MAR, Class C, 7.77%, 12/10/41(a)(b)		2,452	2,558,505
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 6.66%, 08/15/39(a)(b)		5,800	5,828,939
Series 2025-ASHF, Class A, (1-mo. CME Term SOFR + 1.85%), 6.16%, 02/15/42(a)(b)		10,950	10,950,383
Series 2025-ASHF, Class E, (1-mo. CME Term SOFR + 5.25%), 9.56%, 02/15/42(a)(b)		4,465	4,436,355
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1-mo. CME Term SOFR + 0.59%), 4.92%, 11/25/35(a)(b)		1,124	1,081,370
Series 2005-4A, Class A1, (1-mo. CME Term SOFR + 0.56%), 4.88%, 01/25/36(a)(b)		2,312	2,178,493
Series 2005-4A, Class A2, (1-mo. CME Term SOFR + 0.70%), 5.02%, 01/25/36(a)(b)		35	32,952
Series 2005-4A, Class M1, (1-mo. CME Term SOFR + 0.79%), 5.11%, 01/25/36(a)(b)		93	87,862
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 4.97%, 04/25/36(a)(b)		119	111,293
Series 2006-2A, Class A2, (1-mo. CME Term SOFR + 0.53%), 4.85%, 07/25/36(a)(b)		386	370,115
Series 2006-3A, Class A1, (1-mo. CME Term SOFR + 0.49%), 4.81%, 10/25/36(a)(b)		153	146,678
Series 2006-3A, Class A2, (1-mo. CME Term SOFR + 0.56%), 4.88%, 10/25/36(a)(b)		107	102,216
Series 2006-4A, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.78%, 12/25/36(a)(b)		708	680,345
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.84%, 03/25/37(a)(b)		550	519,967
Series 2007-5A, Class A4, (1-mo. CME Term SOFR + 2.36%), 6.68%, 10/25/37(a)(b)		2,824	1,564,505
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 1.61%), 6.68%, 12/25/37(a)(b)		1,396	1,232,171
Series 2008-2, Class A4A, (1-mo. CME Term SOFR + 3.86%), 8.18%, 04/25/38(a)(b)		939	925,496
BBCMS Mortgage Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		953	932,763
Series 2018-CHRS, Class E, 4.41%, 08/05/38(a)(b)		640	532,033
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 5.23%, 03/15/37(a)(b)		3,309	3,127,530
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 5.48%, 03/15/37(a)(b)		1,166	1,072,984
Series 2023-5C23, Class D, 7.70%, 12/15/56(a)(b)		553	551,621
Series 2025-5C34, Class A3, 5.66%, 05/15/58		1,598	1,666,631

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BDS Ltd., Series 2022-FL12, Class A, (1-mo. CME Term SOFR + 2.14%), 6.45%, 08/19/38(a)(b)	USD	1,449	$ 1,449,452
BFLD Trust
Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 8.13%, 10/15/35(a)(b)		3,978	49,685
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.80%, 11/15/41(a)(b)		3,690	3,694,612
Series 2024-UNIV, Class E, (1-mo. CME Term SOFR + 3.64%), 7.95%, 11/15/41(a)(b)		2,290	2,287,594
Series 2024-VICT, Class A, (1-mo. CME Term SOFR + 1.89%), 6.20%, 07/15/41(a)(b)		4,170	4,180,425
Series 2025-EWEST, Class A, (1-mo. CME Term SOFR + 1.55%), 5.85%, 06/15/42(a)(b)		10,008	10,014,255
BHMS, Series 2018-ATLS, Class A, (1-mo. CME Term SOFR + 1.55%), 5.86%, 07/15/35(a)(b)		3,695	3,693,500
BLP Commercial Mortgage Trust, Series 2023- IND, Class A, (1-mo. CME Term SOFR + 1.69%), 6.00%, 03/15/40(a)(b)		1,984	1,985,860
BMP, Series 2024-MF23, Class E, (1-mo. CME Term SOFR + 3.39%), 7.70%, 06/15/41(a)(b)		2,636	2,627,524
BOCA Commercial Mortgage Trust, Series 2024- BOCA, Class A, (1-mo. CME Term SOFR + 1.92%), 6.23%, 08/15/41(a)(b)		1,392	1,395,480
BPR Commercial Mortgage Trust, Series 2024- PARK, Class B, 5.99%, 11/05/39(a)(b)		1,500	1,524,722
BPR Trust
Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 7.31%, 05/15/39(a)(b)		1,270	1,268,811
Series 2023-STON, Class A, 7.50%, 12/05/39(a)		1,145	1,192,340
Series 2024-PARK, Class A, 5.39%, 11/05/39(a)(b)		1,880	1,904,160
Series 2024-PARK, Class D, 7.23%, 11/05/39(a)(b)		320	326,311
Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(b)		620	629,412
BSPDF Issuer LLC, Series 2025-FL2, Class A, (1-mo. CME Term SOFR + 1.52%), 5.84%, 12/15/42(a)(b)		1,339	1,337,017
BSTN Commercial Mortgage Trust, Series 2025- 1C, Class A, 5.55%, 06/15/44(a)(b)		1,144	1,169,659
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,926	1,831,760
Series 2013-1515, Class D, 3.63%, 03/10/33(a)		1,400	1,265,852
Series 2013-1515, Class E, 3.72%, 03/10/33(a)		250	221,175
Series 2013-1515, Class F, 4.06%, 03/10/33(a)(b)		250	216,480
Series 2025-1535, Class A, 6.52%, 05/05/42(a)(b)		891	916,968
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.66%, 03/09/44(a)(b)		2,550	2,346,292
Series 2020-VIV3, Class B, 3.66%, 03/09/44(a)(b)		3,862	3,590,736
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		4,397	4,012,123
Series 2021-NWM, Class A, (1-mo. CME Term SOFR + 1.02%), 5.34%, 02/15/33(a)(b)		14,245	14,150,439
Series 2021-NWM, Class B, (1-mo. CME Term SOFR + 2.26%), 6.58%, 02/15/33(a)(b)		8,727	8,682,505
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2021-NWM, Class C, (1-mo. CME Term SOFR + 4.36%), 8.68%, 02/15/33(a)(b)	USD	5,842	$ 5,830,405
Series 2021-SOAR, Class G, (1-mo. CME Term SOFR + 2.91%), 7.23%, 06/15/38(a)(b)		3,573	3,575,024
Series 2022-CSMO, Class B, (1-mo. CME Term SOFR + 3.14%), 7.45%, 06/15/27(a)(b)		3,905	3,934,287
Series 2023-VLT3, Class A, (1-mo. CME Term SOFR + 1.94%), 6.25%, 11/15/28(a)(b)		1,720	1,720,000
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 6.07%, 12/09/40(a)(b)		4,114	4,125,724
Series 2023-XL3, Class D, (1-mo. CME Term SOFR + 3.59%), 7.90%, 12/09/40(a)(b)		5,463	5,479,250
Series 2024-AIR2, Class A, (1-mo. CME Term SOFR + 1.49%), 5.80%, 10/15/41(a)(b)		5,909	5,919,604
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 6.00%, 08/15/39(a)(b)		11,327	11,369,804
Series 2024-AIRC, Class B, (1-mo. CME Term SOFR + 2.14%), 6.45%, 08/15/39(a)(b)		97	97,254
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 7.19%, 10/15/41(a)(b)		8,630	8,683,829
Series 2024-BRBK, Class B, (1-mo. CME Term SOFR + 3.93%), 8.24%, 10/15/41(a)(b)		2,104	2,109,252
Series 2024-BRBK, Class D, (1-mo. CME Term SOFR + 5.97%), 10.28%, 10/15/41(a)(b)		469	470,170
Series 2024-BRBK, Class E, (1-mo. CME Term SOFR + 6.97%), 11.28%, 10/15/41(a)(b)		522	519,047
Series 2024-GPA3, Class B, (1-mo. CME Term SOFR + 1.64%), 5.95%, 12/15/39(a)(b)		1,640	1,641,599
Series 2024-KING, Class A, (1-mo. CME Term SOFR + 1.54%), 5.85%, 05/15/34(a)(b)		4,333	4,332,957
Series 2024-MDHS, Class A, (1-mo. CME Term SOFR + 1.64%), 5.95%, 05/15/41(a)(b)		13,142	13,158,683
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.75%, 02/15/39(a)(b)		1,077	1,078,735
Series 2024-MF, Class E, (1-mo. CME Term SOFR + 3.74%), 8.05%, 02/15/39(a)(b)		3,385	3,391,730
Series 2024-PURE, Class A, (CORRA + 1.90%), 4.66%, 11/15/41(a)(b)	CAD	1,343	996,439
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.75%, 02/15/39(a)(b)	USD	2,765	2,768,599
Series 2024-XL4, Class D, (1-mo. CME Term SOFR + 3.14%), 7.45%, 02/15/39(a)(b)		8,428	8,451,733
Series 2024-XL4, Class E, (1-mo. CME Term SOFR + 4.19%), 8.50%, 02/15/39(a)(b)		5,019	4,882,525
Series 2024-XL5, Class A, (1-mo. CME Term SOFR + 1.39%), 5.70%, 03/15/41(a)(b)		180	180,452
BX Trust
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(b)		4,000	3,739,234
Series 2021-ARIA, Class A, (1-mo. CME Term SOFR + 1.01%), 5.33%, 10/15/36(a)(b)		402	401,623
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 5.23%, 02/15/36(a)(b)		4,964	4,960,887
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 5.23%, 02/15/36(a)(b)		964	963,395
Series 2021-LBA, Class FJV, (1-mo. CME Term SOFR + 2.51%), 6.83%, 02/15/36(a)(b)		6,390	6,346,069
Series 2021-LBA, Class FV, (1-mo. CME Term SOFR + 2.51%), 6.83%, 02/15/36(a)(b)		4,055	4,027,392
Series 2021-LBA, Class GJV, (1-mo. CME Term SOFR + 3.11%), 7.43%, 02/15/36(a)(b)		1,244	1,228,711

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2021-LBA, Class GV, (1-mo. CME Term SOFR + 3.11%), 7.43%, 02/15/36(a)(b)	USD	4,206	$ 4,153,738
Series 2021-MFM1, Class F, (1-mo. CME Term SOFR + 3.11%), 7.43%, 01/15/34(a)(b)		1,017	1,015,844
Series 2021-VIEW, Class F, (1-mo. CME Term SOFR + 4.04%), 8.36%, 06/15/36(a)(b)		1,482	1,444,832
Series 2022-LBA6, Class A, (1-mo. CME Term SOFR + 1.00%), 5.31%, 01/15/39(a)(b)		5,143	5,139,786
Series 2022-LBA6, Class D, (1-mo. CME Term SOFR + 2.00%), 6.31%, 01/15/39(a)(b)		2,890	2,882,775
Series 2022-VAMF, Class A, (1-mo. CME Term SOFR + 0.85%), 5.16%, 01/15/39(a)(b)		1,547	1,546,033
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 5.59%, 01/15/39(a)(b)		673	671,738
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 7.00%, 05/15/38(a)(b)		8,160	8,210,891
Series 2023-DELC, Class D, (1-mo. CME Term SOFR + 4.39%), 8.70%, 05/15/38(a)(b)		461	465,322
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.75%, 04/15/41(a)(b)		4,899	4,909,620
Series 2024-CNYN, Class D, (1-mo. CME Term SOFR + 2.69%), 7.00%, 04/15/41(a)(b)		5,377	5,385,437
Series 2024-CNYN, Class E, (1-mo. CME Term SOFR + 3.69%), 8.00%, 04/15/41(a)(b)		3,075	3,058,851
Series 2024-PALM, Class A, (1-mo. CME Term SOFR + 1.54%), 5.85%, 06/15/37(a)(b)		13,906	13,905,865
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 6.40%, 03/15/41(a)(b)		3,750	3,750,000
Series 2024-PAT, Class C, (1-mo. CME Term SOFR + 4.44%), 8.75%, 03/15/41(a)(b)		8,022	7,917,278
Series 2024-PAT, Class D, (1-mo. CME Term SOFR + 5.39%), 9.70%, 03/15/41(a)(b)		3,845	3,776,777
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 5.80%, 07/15/29(a)(b)		18,354	18,347,977
Series 2024-VLT4, Class E, (1-mo. CME Term SOFR + 2.89%), 7.20%, 07/15/29(a)(b)		3,100	3,082,562
Series 2024-VLT4, Class F, (1-mo. CME Term SOFR + 3.94%), 8.25%, 07/15/29(a)(b)		7,980	7,952,096
Series 2025-LIFE, Class A, 5.88%, 06/13/47(a)(b)		3,018	3,074,176
Series 2025-LUNR, Class A, (1-mo. CME Term SOFR + 1.50%), 5.81%, 06/15/40(a)(b)		1,157	1,158,444
Series 2025-ROIC, Class E, (1-mo. CME Term SOFR + 2.94%), 7.25%, 03/15/30(a)(b)		10,755	10,540,507
Series 2025-TAIL, Class E, (1-mo. CME Term SOFR + 3.30%), 7.61%, 06/15/35(a)(b)		698	698,144
Series 2025-VLT6, Class A, (1-mo. CME Term SOFR + 1.44%), 5.76%, 03/15/42(a)(b)		4,517	4,513,663
BXP Trust
Series 2017-CC, Class D, 3.67%, 08/13/37(a)(b)		750	626,404
Series 2017-CC, Class E, 3.67%, 08/13/37(a)(b)		1,450	1,163,559
Series 2017-GM, Class D, 3.54%, 06/13/39(a)(b)		590	560,035
Series 2017-GM, Class E, 3.54%, 06/13/39(a)(b)		1,240	1,164,803
Series 2021-601L, Class D, 2.87%, 01/15/44(a)(b)		2,010	1,572,951
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 6.20%, 07/15/41(a)(b)	USD	4,289	$ 4,294,361
Cassia SRL, Series 2022-1A, Class A, (3-mo. EURIBOR + 2.50%), 4.56%, 05/22/34(a)(b)	EUR	7,578	8,945,312
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50	USD	850	818,125
Series 2017-CD5, Class B, 3.96%, 08/15/50(b)		2,091	2,008,131
Series 2017-CD6, Class B, 3.91%, 11/13/50(b)		597	567,031
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 6.93%, 09/15/38(a)(b)		9,482	9,493,615
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		410	407,873
CFK Trust, Series 2019-FAX, Class D, 4.79%, 01/15/39(a)(b)		2,643	2,465,088
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		8,574	8,213,478
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 09/15/48(a)		1,007	964,770
Series 2020-420K, Class E, 3.42%, 11/10/42(a)(b)		1,540	1,308,833
COAST Commercial Mortgage Trust
Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 6.90%, 08/15/36(a)(b)		2,681	2,682,902
Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 8.75%, 08/15/36(a)(b)		4,620	4,581,403
Commercial Mortgage Trust
Series 2015-LC19, Class B, 3.83%, 02/10/48(b)		512	504,250
Series 2016-667M, Class D, 3.29%, 10/10/36(a)(b)		313	227,097
Series 2024-CBM, Class A2, 5.87%, 12/10/41(a)(b)		830	844,087
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 6.15%, 06/15/41(a)(b)		8,360	8,357,384
Series 2024-WCL1, Class B, (1-mo. CME Term SOFR + 2.59%), 6.90%, 06/15/41(a)(b)		2,829	2,817,507
Series 2024-WCL1, Class E, (1-mo. CME Term SOFR + 4.49%), 8.80%, 06/15/41(a)(b)		3,312	3,281,762
CONE Trust
Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 5.95%, 08/15/41(a)(b)		3,280	3,267,660
Series 2024-DFW1, Class E, (1-mo. CME Term SOFR + 3.89%), 8.20%, 08/15/41(a)(b)		3,244	3,219,338
Credit Suisse Mortgage Trust
Series 2017-CALI, Class C, 3.90%, 11/10/32(a)(b)		1,729	519,582
Series 2017-PFHP, Class A, (1-mo. CME Term SOFR + 1.00%), 5.31%, 12/15/30(a)(b)		505	503,386
Series 2017-TIME, Class A, 3.65%, 11/13/39(a)		850	800,693
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.48%), 9.79%, 10/15/37(a)(b)		2,484	2,297,285
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 5.58%, 11/15/38(a)(b)		641	638,596
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 5.93%, 11/15/38(a)(b)		1,150	1,146,746
Series 2022-LION, Class A, (1-mo. CME Term SOFR + 3.44%), 7.75%, 02/15/27(a)(b)(g)		10,100	10,001,722
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		2,271	2,382,302

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class B, 4.46%, 11/15/48(b)	USD	2,410	$ 2,387,382
Series 2018-CX12, Class C, 4.88%, 08/15/51(b)		570	522,791
CSTL Commercial Mortgage Trust, Series 2024- GATE, Class A, 4.92%, 11/10/41(a)(b)		8,300	8,293,301
DBGS Mortgage Trust
Series 2018-5BP, Class B, (1-mo. CME Term SOFR + 1.08%), 5.39%, 06/15/33(a)(b)		2,890	2,666,025
Series 2024-SBL, Class A, (1-mo. CME Term SOFR + 1.88%), 6.19%, 08/15/34(a)(b)		5,582	5,582,000
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.14%, 06/10/37(a)(b)		2,584	2,629,112
DBWF Mortgage Trust, Series 2024-LCRS, Class A, (1-mo. CME Term SOFR + 1.74%), 6.05%, 04/15/37(a)(b)		705	703,458
DC Trust
Series 2024-HLTN, Class A, 5.93%, 04/13/40(a)(b)		830	838,892
Series 2024-HLTN, Class F, 10.66%, 04/13/40(a)(b)		2,180	2,182,885
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		1,430	1,409,272
DK Trust
Series 2024-SPBX, Class A, (1-mo. CME Term SOFR + 1.50%), 5.81%, 03/15/34(a)(b)		4,850	4,857,679
Series 2024-SPBX, Class E, (1-mo. CME Term SOFR + 4.00%), 8.31%, 03/15/34(a)(b)		13,906	13,930,191
Dwight Issuer LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.66%), 5.96%, 09/18/42(a)(b)		1,148	1,147,186
ELM Trust
Series 2024-ELM, Class A10, 5.99%, 06/10/39(a)(b)		4,860	4,911,268
Series 2024-ELM, Class A15, 5.99%, 06/10/39(a)(b)		4,860	4,896,748
Series 2024-ELM, Class E10, 8.05%, 06/10/39(a)(b)		6,375	6,392,367
ELP Commercial Mortgage Trust, Series 2021- ELP, Class G, (1-mo. CME Term SOFR + 3.23%), 7.54%, 11/15/38(a)(b)		2,485	2,482,274
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		1,697	1,734,838
Extended Stay America Trust
Series 2021-ESH, Class D, (1-mo. CME Term SOFR + 2.36%), 6.68%, 07/15/38(a)(b)		1,780	1,782,010
Series 2021-ESH, Class E, (1-mo. CME Term SOFR + 2.96%), 7.28%, 07/15/38(a)(b)		5,304	5,317,449
Series 2021-ESH, Class F, (1-mo. CME Term SOFR + 3.81%), 8.13%, 07/15/38(a)(b)		14,743	14,742,624
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.27%, 10/10/41(a)(b)		1,535	1,550,003
Fontainebleau Miami Beach Mortgage Trust
Series 2024-FBLU, Class F, (1-mo. CME Term SOFR + 4.25%), 8.56%, 12/15/39(a)(b)		422	421,209
Series 2024-FBLU, Class G, (1-mo. CME Term SOFR + 5.65%), 9.96%, 12/15/39(a)(b)		2,269	2,266,537
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.72%, 10/25/27(a)(b)		1,190	1,117,335
Series 2018-K74, Class B, 4.23%, 02/25/51(a)(b)		120	117,843
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2018-K80, Class B, 4.38%, 08/25/50(a)(b)	USD	1,043	$ 1,019,429
Grace Trust, Series 2020-GRCE, Class E, 2.77%, 12/10/40(a)(b)		1,489	1,261,091
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. CME Term SOFR + 1.54%), 5.85%, 03/15/39(a)(b)		2,970	2,974,641
Greystone CRE Notes LLC, Series 2025-FL4, Class A, (1-mo. CME Term SOFR + 1.48%), 5.79%, 01/15/43(a)(b)		2,077	2,078,369
GS Mortgage Securities Trust
Series 2015-590M, Class E, 3.93%, 10/10/35(a)(b)		1,100	1,055,781
Series 2015-GC32, Class C, 4.55%, 07/10/48(b)		1,049	1,018,043
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)		1,943	1,692,507
Series 2019-GSA1, Class C, 3.93%, 11/10/52(b)		260	236,785
Series 2021-DM, Class A, (1-mo. CME Term SOFR + 1.00%), 5.31%, 11/15/36(a)(b)		3,134	3,110,495
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 6.40%, 03/15/28(a)(b)		5,374	5,387,435
Series 2023-SHIP, Class E, 7.68%, 09/10/38(a)(b)		15,141	15,233,242
Series 2024-RVR, Class E, 7.72%, 08/10/41(a)(b)		1,802	1,792,476
Series 2025-800D, Class A, (1-mo. CME Term SOFR + 2.65%), 6.97%, 11/25/41(a)(b)		8,757	8,772,651
Series 2025-800D, Class C, (1-mo. CME Term SOFR + 4.70%), 9.02%, 11/25/41(a)(b)		5,849	5,828,133
GSAT Trust, Series 2025-BMF, Class A, (1-mo. CME Term SOFR + 1.50%), 07/15/30(a)(b)(f)		1,936	1,936,605
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 6.00%, 05/15/41(a)(b)		16,275	16,316,140
HIH Trust
Series 2024-61P, Class A, (1-mo. CME Term SOFR + 1.84%), 6.15%, 10/15/41(a)(b)		3,281	3,282,946
Series 2024-61P, Class D, (1-mo. CME Term SOFR + 3.64%), 7.95%, 10/15/41(a)(b)		1,241	1,238,316
HILT Commercial Mortgage Trust, Series 2024- ORL, Class D, (1-mo. CME Term SOFR + 3.19%), 7.50%, 05/15/37(a)(b)		6,057	6,045,643
HIT Trust, Series 2022-HI32, Class A, (1-mo. CME Term SOFR + 2.39%), 6.70%, 07/15/39(a)(b)		980	981,505
HLTN Commercial Mortgage Trust, Series 2024- DPLO, Class A, (1-mo. CME Term SOFR + 1.64%), 5.95%, 06/15/41(a)(b)		3,176	3,177,985
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(a)		2,060	1,751,000
HONO Mortgage Trust, Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 5.58%, 10/15/36(a)(b)		7,608	7,550,940
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.64%, 02/05/45(a)(b)		425	436,057
HTL Commercial Mortgage Trust
Series 2024-T53, Class A, 6.07%, 05/10/39(a)(b)		1,790	1,808,323
Series 2024-T53, Class E, 10.60%, 05/10/39(a)(b)		4,965	5,105,389

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A, 3.23%, 07/10/39(a)	USD	195	$ 183,029
Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(b)		2,975	2,512,097
ILPT Commercial Mortgage Trust
Series 2022-LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 6.56%, 10/15/39(a)(b)		8,682	8,670,948
Series 2025-LPF2, Class A, 5.29%, 07/15/42(a)(b)		10,261	10,411,510
INCREF LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.73%), 6.05%, 10/19/42(a)(b)		4,155	4,163,178
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 6.05%, 11/15/41(a)(b)		4,830	4,827,241
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.28%, 12/15/48(a)(b)		785	711,439
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		198	193,636
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, 2.95%, 09/06/38(a)(b)		3,688	3,568,588
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		1,819	1,668,932
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 5.57%, 06/15/35(a)(b)		959	825,662
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,625,483
Series 2019-MFP, Class E, (1-mo. CME Term SOFR + 2.21%), 6.52%, 07/15/36(a)(b)		2,460	2,340,095
Series 2020-609M, Class A, (1-mo. CME Term SOFR + 1.73%), 6.05%, 10/15/33(a)(b)		687	683,565
Series 2020-609M, Class D, (1-mo. CME Term SOFR + 3.13%), 7.45%, 10/15/33(a)(b)		1,850	1,781,120
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 1.16%), 5.48%, 04/15/38(a)(b)		973	973,325
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.81%), 7.13%, 04/15/38(a)(b)		9,318	9,323,824
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 3.31%), 7.63%, 04/15/38(a)(b)		2,750	2,751,719
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.79%), 8.10%, 04/15/37(a)(b)		4,888	4,620,501
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(b)		3,034	2,496,662
Series 2024-IGLG, Class A, 5.35%, 11/09/39(a)(b)		8,100	8,162,306
Series 2024-IGLG, Class D, 6.70%, 11/09/39(a)(b)		2,260	2,258,035
Series 2024-IGLG, Class E, 7.50%, 11/09/39(a)(b)		6,887	6,873,544
Series 2024-IGLG, Class F, 8.49%, 11/09/39(a)(b)		5,900	5,857,983
Series 2024-OMNI, Class A, 5.99%, 10/05/39(a)(b)		2,310	2,356,664
Series 2025-BHR5, Class A, (1-mo. CME Term SOFR + 1.69%), 6.01%, 03/15/40(a)(b)		10,634	10,634,000
JW Commercial Mortgage Trust
Series 2024-MRCO, Class A, (1-mo. CME Term SOFR + 1.62%), 5.93%, 06/15/39(a)(b)		3,715	3,717,316
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JW Commercial Mortgage Trust
Series 2024-MRCO, Class D, (1-mo. CME Term SOFR + 3.19%), 7.50%, 06/15/39(a)(b)	USD	2,148	$ 2,138,868
KSL Commercial Mortgage Trust
Series 2024-HT2, Class A, (1-mo. CME Term SOFR + 1.54%), 5.85%, 12/15/39(a)(b)		8,083	8,067,403
Series 2025-MAK, Class A, 6.20%, 06/15/42(a)		1,333	1,359,266
Series 2025-MAK, Class E, 8.40%, 06/15/42(a)		2,840	2,862,550
Last Mile Logistics Pan Euro Finance DAC, Series 1X, Class E, (3-mo. EURIBOR + 2.70%), 4.83%, 08/17/33(b)(e)	EUR	2,618	3,046,040
LBA Trust
Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.76%, 10/15/41(a)(b)	USD	7,350	7,356,891
Series 2024-7IND, Class D, (1-mo. CME Term SOFR + 2.64%), 6.95%, 10/15/41(a)(b)		825	826,547
Series 2024-BOLT, Class A, (1-mo. CME Term SOFR + 1.59%), 5.90%, 06/15/39(a)(b)		12,850	12,858,011
Series 2024-BOLT, Class F, (1-mo. CME Term SOFR + 4.44%), 8.75%, 06/15/39(a)(b)		1,058	1,052,406
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class M3, (1-mo. CME Term SOFR + 0.56%), 4.88%, 09/25/36(a)(b)		920	874,093
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 7.00%, 08/15/40(a)(b)		2,294	2,308,865
MCR Mortgage Trust
Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 6.11%, 12/15/41(a)(b)		3,106	3,107,941
Series 2024-HTL, Class A, (1-mo. CME Term SOFR + 1.76%), 6.07%, 02/15/37(a)(b)		276	276,093
Series 2024-HTL, Class E, (1-mo. CME Term SOFR + 4.65%), 8.97%, 02/15/37(a)(b)		2,415	2,403,379
Series 2024-TWA, Class A, 5.92%, 06/12/39(a)		3,570	3,613,121
Series 2024-TWA, Class E, 8.73%, 06/12/39(a)		2,080	2,103,590
MF1 LLC
Series 2024-FL14, Class A, (1-mo. CME Term SOFR + 1.74%), 6.06%, 03/19/39(a)(b)		1,770	1,776,654
Series 2025-FL19, Class A, (1-mo. CME Term SOFR + 1.49%), 5.80%, 05/18/42(a)(b)		1,786	1,790,835
MFT Trust, Series 2020-ABC, Class C, 3.59%, 02/10/42(a)(b)		1,773	1,113,162
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.92%), 5.23%, 04/15/38(a)(b)		32	31,712
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.22%), 6.53%, 04/15/38(a)(b)		3,700	3,706,937
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 7.03%, 04/15/38(a)(b)		471	471,122
MHP, Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 7.18%, 07/15/38(a)(b)		2,100	2,098,688
MIC Trust (The), Series 2023-MIC, Class A, 8.73%, 12/05/38(a)(b)		1,550	1,690,177
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		3,432	3,571,724
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.66%, 10/15/48(b)		2,910	2,857,457
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class F, (1-mo. CME Term SOFR + 4.65%), 8.96%, 11/15/34(a)(b)		1,413	1,334,031

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 11.51%, 11/15/34(a)(b)	USD	1,612	$ 1,513,857
Series 2018-MP, Class E, 4.42%, 07/11/40(a)(b)		2,730	2,012,333
Series 2019-H6, Class D, 3.00%, 06/15/52(a)		630	504,337
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		3,150	3,047,160
MSDB Trust, Series 2017-712F, Class B, 3.57%, 07/11/39(a)(b)		1,650	1,539,457
MTN Commercial Mortgage Trust, Series 2022- LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.72%, 03/15/39(a)(b)		1,330	1,329,169
Natixis Commercial Mortgage Securities Trust
Series 2018-SOX, Class A, 4.40%, 06/17/38(a)		4,162	4,095,397
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)		1,550	1,404,350
NCMF Trust
Series 2025-MFS, Class A, 4.88%, 06/10/33(a)(b)		5,715	5,703,902
Series 2025-MFS, Class E, 7.53%, 06/10/33(a)(b)		10,742	10,840,309
Series 2025-MFS, Class F, 8.44%, 06/10/33(a)(b)		11,453	11,626,977
NJ Trust, Series 2023-GSP, Class A, 6.70%, 01/06/29(a)(b)		5,050	5,311,416
NY Commercial Mortgage Trust, Series 2025- 299P, Class B, 6.13%, 02/10/47(a)(b)		908	939,230
NYCT Trust
Series 2024-3ELV, Class A, (1-mo. CME Term SOFR + 1.99%), 6.30%, 08/15/29(a)(b)		1,348	1,354,963
Series 2024-3ELV, Class D, (1-mo. CME Term SOFR + 3.84%), 8.15%, 08/15/29(a)(b)		2,195	2,171,901
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39(a)(b)		2,910	2,184,710
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,888	1,718,838
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		1,754	1,581,442
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 5.38%, 01/15/36(a)(b)		1,815	1,764,052
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 5.68%, 01/15/36(a)(b)		2,857	2,755,869
Series 2020-1NYP, Class B, (1-mo. CME Term SOFR + 1.61%), 5.93%, 01/15/36(a)(b)		2,345	2,241,474
Series 2020-1NYP, Class D, (1-mo. CME Term SOFR + 2.86%), 7.18%, 01/15/36(a)(b)		960	896,018
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 7.40%, 11/15/40(a)(b)		1,464	1,464,865
ORL Trust, Series 2024-GLKS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.80%, 12/15/39(a)(b)		4,150	4,148,703
PFP Ltd., Series 2022-9, Class A, (1-mo. CME Term SOFR + 2.27%), 6.59%, 08/19/35(a)(b)		1,691	1,693,161
PGA Trust, Series 2024-RSR2, Class A, (1-mo. CME Term SOFR + 1.89%), 6.20%, 06/15/39(a)(b)		2,559	2,563,094
PRM5 Trust, Series 2025-PRM5, Class D, 5.81%, 03/10/33(a)(b)		1,700	1,692,031
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, (1-mo. CME Term SOFR + 2.37%), 6.69%, 10/25/39(a)(b)		1,850	1,846,902
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1- mo. CME Term SOFR + 2.25%), 6.56%, 01/19/37(a)(b)	USD	7,241	$ 7,245,881
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)		800	818,364
Series 2024-CNTR, Class E, 8.82%, 11/13/41(a)		3,231	3,399,262
Sage AR Funding
Series 2025-1X, Class C, (1-day SONIA + 2.40%), 6.64%, 05/17/37(b)(e)	GBP	1,666	2,300,878
Series 2025-1X, Class D, (1-day SONIA + 3.90%), 8.15%, 05/17/37(b)(e)		1,435	1,981,209
SCG Commercial Mortgage Trust
Series 2025-DLFN, Class D, (1-mo. CME Term SOFR + 2.15%), 6.46%, 03/15/35(a)(b)	USD	532	525,362
Series 2025-DLFN, Class E, (1-mo. CME Term SOFR + 2.95%), 7.26%, 03/15/35(a)(b)		4,046	3,942,780
SDAL Trust, Series 2025-DAL, Class A, (1-mo. CME Term SOFR + 2.44%), 6.75%, 04/15/42(a)(b)		1,963	1,966,411
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A, (1-mo. CME Term SOFR + 1.54%), 5.85%, 11/15/34(a)(b)		3,300	3,321,359
Series 2024-STRG, Class E, (1-mo. CME Term SOFR + 4.19%), 8.50%, 11/15/34(a)(b)		3,381	3,371,886
Series 2024-STRG, Class F, (1-mo. CME Term SOFR + 5.19%), 9.50%, 11/15/34(a)(b)		2,890	2,873,741
SG Commercial Mortgage Securities Trust
Series 2019-PREZ, Class D, 3.59%, 09/15/39(a)(b)		2,200	1,938,311
Series 2019-PREZ, Class E, 3.59%, 09/15/39(a)(b)		1,792	1,502,820
SHR Trust
Series 2024-LXRY, Class A, (1-mo. CME Term SOFR + 1.95%), 6.26%, 10/15/41(a)(b)		9,897	9,890,814
Series 2024-LXRY, Class B, (1-mo. CME Term SOFR + 2.45%), 6.76%, 10/15/41(a)(b)		2,553	2,551,404
Series 2024-LXRY, Class D, (1-mo. CME Term SOFR + 3.60%), 7.91%, 10/15/41(a)(b)		1,783	1,781,886
Series 2024-LXRY, Class E, (1-mo. CME Term SOFR + 4.45%), 8.76%, 10/15/41(a)(b)		440	438,380
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/41(a)		573	502,575
SREIT Trust
Series 2021-MFP, Class F, (1-mo. CME Term SOFR + 2.74%), 7.05%, 11/15/38(a)(b)		4,530	4,529,744
Series 2021-MFP2, Class F, (1-mo. CME Term SOFR + 2.73%), 7.05%, 11/15/36(a)(b)		2,091	2,092,607
Taurus UK DAC
Series 2025-UK2X, Class B, (1-day SONIA + 2.00%), 6.24%, 02/18/35(b)(e)	GBP	1,887	2,583,829
Series 2025-UK2X, Class C, (1-day SONIA + 2.50%), 6.74%, 02/18/35(b)(e)		2,332	3,175,658
Series 2025-UK2X, Class D, (1-day SONIA + 3.20%), 7.44%, 02/18/35(b)(e)		5,023	6,909,894
TCO Commercial Mortgage Trust, Series 2024- DPM, Class D, (1-mo. CME Term SOFR + 2.74%), 7.05%, 12/15/39(a)(b)	USD	519	513,827
THPT Mortgage Trust, Series 2023-THL, Class A, 7.23%, 12/10/34(a)(b)		1,784	1,814,676

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Thunder Logistics DAC
Series 2024-1X, Class B, (3-mo. EURIBOR + 2.05%), 4.18%, 11/17/36(b)(e)	EUR	465	$ 548,028
Series 2024-1X, Class C, (3-mo. EURIBOR + 2.55%), 4.68%, 11/17/36(b)(e)		326	385,437
TTAN
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.51%), 6.83%, 03/15/38(a)(b)	USD	753	753,365
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 3.01%), 7.33%, 03/15/38(a)(b)		3,784	3,787,246
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/33(a)(b)		2,230	2,362,162
UBS Commercial Mortgage Trust
Series 2017-C7, Class A4, 3.68%, 12/15/50		880	862,574
Series 2018-C15, Class A4, 4.34%, 12/15/51		1,500	1,480,603
UK Logistics DAC
Series 2024-1X, Class A, (1-day SONIA + 1.65%), 5.89%, 05/17/34(b)(e)	GBP	1,165	1,602,336
Series 2024-2X, Class C, (1-day SONIA + 2.10%), 6.34%, 02/17/35(b)(e)		599	828,782
Series 2024-2X, Class D, (1-day SONIA + 3.10%), 7.34%, 02/17/35(b)(e)		1,382	1,910,612
Series 2025-1X, Class D, (1-day SONIA + 4.00%), 8.34%, 05/17/35(b)(e)		6,259	8,591,365
VEGAS Trust
Series 2024-GCS, Class C, 6.42%, 07/10/36(a)(b)	USD	7,390	7,278,324
Series 2024-GCS, Class D, 6.42%, 07/10/36(a)(b)		16,670	15,736,102
Series 2024-TI, Class A, 5.52%, 11/10/39(a)		2,460	2,492,903
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(b)		212	197,464
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(b)		128	115,221
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		109	103,077
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)(b)		2,700	2,448,510
Series 2020-1, Class M1, 2.80%, 02/25/50(a)(b)		482	360,175
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(b)		561	420,542
Series 2021-4, Class A, 2.52%, 12/26/51(a)(b)		8,173	7,280,536
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(b)		972	790,992
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(b)		632	503,688
Series 2022-2, Class M3, 5.74%, 04/25/52(a)(b)		1,921	1,852,621
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(b)		827	837,673
Series 2022-4, Class M3, 7.53%, 08/25/52(a)(b)		565	575,274
Series 2022-4, Class M4, 7.53%, 08/25/52(a)(b)		1,026	963,334
Series 2023-2, Class A, 6.22%, 05/25/53(a)(b)		2,329	2,333,995
Series 2023-2, Class M1, 7.03%, 05/25/53(a)(b)		1,518	1,521,450
Series 2024-1, Class A, 6.55%, 01/25/54(a)(b)		5,349	5,413,479
Series 2024-1, Class M2, 7.23%, 01/25/54(a)(b)		569	572,294
Series 2024-1, Class M3, 8.44%, 01/25/54(a)(b)		579	592,107
Series 2024-5, Class A, 5.49%, 10/25/54(a)(b)		1,941	1,937,008
Series 2024-5, Class M2, 5.96%, 10/25/54(a)(b)		777	766,400
Series 2024-5, Class M3, 6.76%, 10/25/54(a)(b)		1,184	1,175,576
Series 2024-5, Class M4, 9.53%, 10/25/54(a)(b)		774	765,704
Series 2024-6, Class M2, 6.55%, 12/25/54(a)(b)		432	432,107
Series 2024-6, Class M3, 6.92%, 12/25/54(a)(b)		655	653,083
Series 2024-6, Class M4, 9.67%, 12/25/54(a)(b)		615	613,113
Series 2025-1, Class M3, 7.33%, 02/25/55(a)(b)		2,414	2,432,886
Series 2025-1, Class M4, 10.15%, 02/25/55(a)(b)		836	841,775
Series 2025-3, Class M3, 7.38%, 06/25/55(a)(b)		1,606	1,621,200
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2025-MC1, Class A1, 8.16%, 05/25/55(a)(c)	USD	3,288	$ 3,288,058
VNDO Trust, Series 2016-350P, Class D, 4.03%, 01/10/35(a)(b)		3,390	3,297,721
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. CME Term SOFR + 1.53%), 5.85%, 01/15/59(b)		1,765	1,760,966
Series 2016-C34, Class A3FL, (1-mo. CME Term SOFR + 1.15%), 5.47%, 06/15/49(a)(b)		1,830	1,818,470
Series 2018-1745, Class A, 3.87%, 06/15/36(a)(b)		472	429,518
Series 2018-AUS, Class A, 4.19%, 08/17/36(a)(b)		1,680	1,645,575
Series 2019-C49, Class D, 3.00%, 03/15/52(a)		514	443,415
Series 2024-1CHI, Class A, 5.48%, 07/15/35(a)(b)		2,829	2,845,959
Series 2024-BPRC, Class B, 6.22%, 07/15/43(a)		4,292	4,413,068
Series 2024-BPRC, Class C, 6.43%, 07/15/43(a)		2,732	2,747,358
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)		1,160	1,164,257
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/35(a)(b)		2,278	2,306,659
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A, 5.35%, 07/15/40(a)(b)		4,623	4,712,925
Series 2025-DC, Class E, 7.72%, 07/15/40(a)(b)		2,708	2,774,087
WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class A, (1-mo. CME Term SOFR + 2.79%), 7.10%, 11/15/27(a)(b)		6,274	6,274,000
Series 2022-WMRK, Class B, (1-mo. CME Term SOFR + 3.44%), 7.75%, 11/15/27(a)(b)		2,500	2,500,000
			1,200,260,025
Interest Only Collateralized Mortgage Obligations — 0.1%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(b)		95,809	3,398,769
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(b)		47,865	446,709
Series 2024-NQM1, Class XS, 2.45%, 01/25/64(a)(b)		34,800	1,457,634
Series 2024-NQM3, Class XS, 0.00%, 06/25/64(a)(b)		42,106	1,355,482
Series 2024-NQM4, Class XS, 0.00%, 12/26/64(a)(b)		56,873	2,619,688
Series 2025-NQM1, Class XS, 0.00%, 01/25/65(a)(b)		54,725	2,339,844
Series 2025-NQM2, Class XS2, 0.00%, 05/25/65(a)(b)		42,921	1,201,729
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2X, 0.50%, 12/25/51(a)(b)		46,377	1,297,431
Series 2021-INV5, Class A5X, 0.50%, 12/25/51(a)(b)		6,624	185,304
Series 2021-INV5, Class AX1, 0.19%, 12/25/51(a)(b)		89,640	969,005
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(b)		24,222	687,297

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(b)	USD	13,860	$ 255,636
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(b)		6,756	286,560
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(b)		2,637	74,834
Series 2021-INV7, Class AX1, 0.26%, 02/25/52(a)(b)		47,476	742,369
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.42%, 07/25/56(a)(b)		2,580	291,117
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 2.76%, 02/25/38(a)(b)		11,445	2,497,163
			20,106,571
Interest Only Commercial Mortgage-Backed Securities — 0.1%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 06/05/37(a)(b)		13,000	40,583
BANK, Series 2019-BN20, Class XB, 0.46%, 09/15/62(b)		39,279	560,704
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.73%, 02/15/50(b)		11,850	95,567
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 1.01%, 08/10/35(a)(b)		15,138	201,644
Series 2020-C7, Class XB, 1.08%, 04/15/53(b)		1,596	68,199
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.18%, 03/15/52(b)		12,397	371,887
Series 2020-B17, Class XB, 0.62%, 03/15/53(b)		7,100	136,362
Series 2021-B23, Class XA, 1.36%, 02/15/54(b)		27,114	1,357,710
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.94%, 06/15/56(b)		14,238	664,909
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.87%, 01/10/48(a)(b)		5,497	45,751
Series 2016-C4, Class XB, 0.86%, 05/10/58(b)		5,810	22,862
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class X, 0.91%, 11/10/42(a)(b)		46,500	1,731,395
Commercial Mortgage Pass-Through Certificates
Series 2015-CR25, Class XA, 0.86%, 08/10/48(b)		1,325	22
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(b)		3,200	134,895
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.32%, 11/15/50(b)		12,490	74,948
Series 2019-C16, Class XA, 1.69%, 06/15/52(b)		29,415	1,437,081
Series 2019-C17, Class XA, 1.46%, 09/15/52(b)		9,408	392,334
Series 2019-C17, Class XB, 0.67%, 09/15/52(b)		19,090	367,099
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.43%, 04/10/37(a)(b)		21,535	225,127
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(a)(b)		5,780	94,756
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
ELM Trust
Series 2024-ELM, Class XP10, 0.24%, 06/10/39(a)(b)	USD	51,484	$ 109,228
Series 2024-ELM, Class XP15, 1.61%, 06/10/39(a)(b)		46,635	657,064
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.00%, 01/25/29(a)		150,211	390,669
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.93%, 11/10/52(b)		7,682	221,213
Series 2020-GSA2, Class XA, 1.77%, 12/12/53(a)(b)		17,517	1,187,665
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.55%, 09/15/47(b)		123	1
Series 2014-C23, Class XA, 0.51%, 09/15/47(b)		3,600	33
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(b)		4,940	39,375
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.59%, 04/15/46(b)		3,059	9,284
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(b)		13,040	87,028
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.30%, 02/15/36(a)(b)		3,457	89,361
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.00%, 03/10/50(a)(b)		2,350	22,567
MCR Mortgage Trust, Series 2024-TWA, Class XA, 0.92%, 06/12/39(a)		16,557	206,226
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.38%, 12/15/47(a)(b)		4,370	49,332
Series 2015-C26, Class XD, 1.39%, 10/15/48(a)(b)		4,490	35,497
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.74%, 03/15/49(a)(b)		13,984	306,167
Series 2017-H1, Class XD, 2.30%, 06/15/50(a)(b)		3,293	117,624
Series 2019-H6, Class XB, 0.86%, 06/15/52(b)		23,510	587,404
Series 2019-L2, Class XA, 1.16%, 03/15/52(b)		8,005	242,014
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/56(b)		56,204	3,315,652
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(a)(b)		36,697	209,628
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(b)		44,225	137,707
Series 2017-1MKT, Class XNCP, 0.22%, 02/10/32(a)(b)		8,845	23,138
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.58%, 10/15/52(b)		18,405	896,015
Series 2019-C18, Class XA, 1.11%, 12/15/52(b)		32,935	1,031,996

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class XA, 1.14%, 12/15/48(b)	USD	1,937	$ 393
Series 2016-BNK1, Class XD, 1.38%, 08/15/49(a)(b)		4,420	53,798
Series 2019-C50, Class XA, 1.57%, 05/15/52(b)		21,096	847,885
Series 2024-BPRC, Class X, 0.31%, 07/15/43(a)(b)		33,871	307,484
			19,205,283
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(d)		1,492	225,419
Total Non-Agency Mortgage-Backed Securities — 12.7% (Cost: $2,420,191,163)			2,374,381,729
Preferred Securities
Capital Trusts — 0.2%
Banks — 0.0%
Bangkok Bank PCL, 5.00%(e)(m)		500	498,400
Barclays PLC, 4.38%(m)		462	430,048
BNP Paribas SA, 4.63%(a)(m)		462	448,733
Krung Thai Bank PCL, 4.40%(e)(m)		500	492,250
Rizal Commercial Banking Corp., 6.50%(e)(m)		500	498,750
			2,368,181
Capital Markets — 0.0%
UBS Group AG, 4.88%(a)(m)		483	469,788
Construction Materials — 0.0%
Cemex SAB de CV, 7.20%(a)(m)		6,903	6,982,385
Electric Utilities — 0.2%
Dominion Energy, Inc., Series B, 7.00%, 06/01/54		6,582	7,062,038
PG&E Corp., 7.38%, 03/15/55		24,263	22,977,550
			30,039,588
Energy Equipment & Services — 0.0%
Venture Global LNG, Inc., 9.00%(a)(m)		1,775	1,725,653
Media — 0.0%
Paramount Global, 6.38%, 03/30/62		1,698	1,668,345
Total Capital Trusts — 0.2%			43,253,940

	Shares
Preferred Stocks — 0.4%
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%(p)	38,550	2,621,400
Financial Services — 0.0%
SCI PH Parent, Inc., Series A, (Acquired 02/10/23, cost $1,875,000), 12.50%(g)(i)	1,875	2,404,819
Household Durables — 0.1%
Dream Finders Homes, Inc. (Preference), 9.00%(g)(m)	15,124	14,897,140
Lessen Holdings, Inc., Series B, 0.00%(g)	143,367	420,065
		15,317,205
IT Services — 0.1%
Veritas NewCo.
0.00%(g)	13,357	300,532
Security	Shares	Value
IT Services (continued)
Veritas NewCo.
0.00%(g)	9,228	$ 207,630
X.AI Holdings Corp., Series C, 0.00%(g)	363,422	12,054,708
		12,562,870
Oil, Gas & Consumable Fuels — 0.0%
Insight M, Inc., 0.00%(g)	3,271,821	744,339
Software — 0.1%
Versa Networks, Inc., Series E, (12.66% Cash or 12.66% PIK), (Acquired 10/14/22, cost $12,017,972), 12.00%(g)(i)(o)	4,118,274	21,044,380
Specialty Retail — 0.1%
Davidson Homes, Inc., 12.00%(g)	18,658	19,279,871
Textiles, Apparel & Luxury Goods — 0.0%
Cap Hill Brands, 0.00%(g)	2,670,520	80,116
Total Preferred Stocks — 0.4%		74,055,000
Total Preferred Securities — 0.6% (Cost: $108,063,585)		117,308,940

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	1,640,561
Collateralized Mortgage Obligations — 1.1%
Fannie Mae, Series 2003-W5, Class A, (1-mo. CME Term SOFR + 0.11%), 4.66%, 04/25/33(b)		1	724
Freddie Mac
Series 5513, Class FD, (SOFR (30-day) + 1.35%), 5.66%, 01/25/55(b)		58,387	58,507,407
Series 5516, Class FC, (SOFR (30-day) + 1.40%), 5.71%, 03/25/55(b)		137,848	138,191,598
			196,699,729
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(b)		125	125,467
Freddie Mac
Series 2024-P015, Class A1, 4.45%, 11/25/32(b)		2,111	2,067,995
Series KJ48, Class A2, 5.03%, 10/25/31		2,327	2,383,554
Ginnie Mae
Series 2023-118, Class BA, 3.75%, 05/16/65(b)		1,361	1,243,490
Series 2023-119, Class AD, 2.25%, 04/16/65		2,525	2,038,185
Series 2023-50, Class AC, 3.25%, 09/16/63(b)		1,108	1,005,560
			8,864,251
Interest Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae, Series 2020-32, Class PI, 4.00%, 05/25/50		4,727	1,010,234
Freddie Mac, Series 5112, Class KI, 3.50%, 06/25/51		19,383	3,600,197
Ginnie Mae
Series 2021-58, Class IY, 3.00%, 02/20/51		36,095	6,019,989
Series 2021-67, Class QI, 3.00%, 04/20/51		3,262	560,289
Series 2021-76, Class JI, 3.00%, 08/20/50		3,351	574,480
Series 2021-78, Class IP, 3.00%, 05/20/51		33,503	5,655,748
Series 2021-83, Class PI, 3.00%, 05/20/51		8,627	1,469,882
Series 2021-96, Class MI, 3.00%, 06/20/51		5,849	1,005,661
Series 2021-97, Class LI, 3.00%, 08/20/50		43,117	7,174,324

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae
Series 2022-78, Class IO, 3.00%, 08/20/51	USD	7,313	$ 1,243,116
Series 2022-85, Class IK, 3.00%, 05/20/51		21,389	3,677,824
			31,991,744
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K121, Class X1, 1.11%, 10/25/30(b)		13,528	574,283
Series KL06, Class XFX, 1.46%, 12/25/29(b)		6,648	331,148
Series KW09, Class X1, 0.92%, 05/25/29(b)		34,391	762,734
Ginnie Mae
Series 2013-30, Class IO, 0.53%, 09/16/53(b)		2,368	34,271
Series 2016-36, Class IO, 0.66%, 08/16/57(b)		577	16,155
Series 2016-96, Class IO, 0.77%, 12/16/57(b)		3,054	115,088
			1,833,679
Mortgage-Backed Securities — 46.2%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 03/01/51		217,795	178,708,167
2.00%, 10/01/31 - 03/01/52		584,211	479,148,467
2.50%, 09/01/27 - 02/01/52		425,979	364,462,256
3.00%, 04/01/28 - 05/01/52		126,272	114,558,069
3.50%, 08/01/28 - 01/01/51		104,588	96,033,012
4.00%, 08/01/31 - 04/01/52		89,470	84,856,775
4.50%, 07/01/25 - 07/01/52		120,872	118,104,565
5.00%, 11/01/32 - 04/01/53		53,833	53,497,919
5.50%, 12/01/32 - 06/01/53		146,545	147,229,288
5.81%, 06/01/31		5,495	5,696,990
6.00%, 02/01/34 - 08/01/53		113,410	116,060,596
6.50%, 05/01/40 - 07/01/54		89,700	92,923,224
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 10/01/50		35,577	29,442,040
2.00%, 09/01/35 - 02/01/52		367,828	301,948,185
2.50%, 04/01/27 - 04/01/52		266,474	225,427,771
3.00%, 09/01/27 - 08/01/52		236,624	209,592,626
3.50%, 02/01/31 - 06/01/50		63,562	59,865,504
4.00%, 08/01/40 - 06/01/52		100,289	95,420,780
4.50%, 02/01/39 - 08/01/52		71,183	69,187,718
5.00%, 07/01/35 - 11/01/53		111,289	109,779,750
5.50%, 02/01/35 - 08/01/53		44,337	44,732,622
6.00%, 11/01/52 - 06/01/53		45,136	46,155,416
6.50%, 10/01/53 - 07/01/54		14,224	14,831,158
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 07/15/55(r)		203,847	166,021,370
2.50%, 04/20/51 - 07/15/55(r)		204,609	173,890,440
3.00%, 12/20/44 - 07/15/55(r)		148,590	131,643,919
3.50%, 01/15/42 - 07/15/55(r)		182,415	166,273,454
4.00%, 04/20/39 - 07/15/55(r)		100,026	93,574,584
4.50%, 12/20/39 - 07/15/55(r)		89,709	86,005,259
5.00%, 04/15/33 - 07/15/55(r)		113,717	111,751,599
5.50%, 07/15/55(r)		126,056	126,221,422
6.00%, 07/15/55(r)		79,938	81,105,676
6.50%, 07/15/55(r)		39,017	40,052,105
Uniform Mortgage-Backed Securities
2.00%, 07/01/40 - 07/01/55(r)		92,419	73,785,153
2.50%, 07/01/40 - 07/01/55(r)		20,737	18,186,390
3.00%, 07/01/40 - 07/01/55(r)		47,994	41,531,445
3.50%, 07/01/55(r)		157,397	141,677,614
4.00%, 07/01/40 - 07/01/55(r)		39,160	36,622,480
4.50%, 07/01/40 - 07/01/55(r)		554,793	531,714,930
5.00%, 07/01/55(r)		278,017	272,428,903
5.50%, 07/01/55(r)		1,352,868	1,352,558,491
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
6.00%, 07/01/55(r)	USD	1,832,603	$ 1,862,149,765
6.50%, 07/01/55(r)		91,322	94,226,497
			8,659,084,394
Total U.S. Government Sponsored Agency Securities — 47.5% (Cost: $9,160,983,540)			8,900,114,358
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39		7,796	7,766,865
4.63%, 02/15/40 - 11/15/44		36,278	35,750,250
1.13%, 05/15/40 - 08/15/40		14,792	9,148,217
3.88%, 08/15/40 - 02/15/43(s)		116,397	104,412,020
1.38%, 11/15/40 - 08/15/50		35,293	18,466,301
4.25%, 11/15/40		33,097	31,726,386
1.88%, 02/15/41 - 11/15/51		135,903	82,941,599
3.75%, 08/15/41 - 11/15/43		66,843	59,072,977
2.38%, 02/15/42 - 05/15/51		72,964	48,757,426
3.00%, 05/15/42 - 08/15/52		334,832	248,003,121
3.63%, 08/15/43 - 05/15/53		158,930	131,309,435
3.13%, 08/15/44 - 05/15/48		64,699	50,183,273
4.13%, 08/15/44 - 08/15/53		128,577	116,178,119
2.50%, 02/15/45		83,945	59,095,969
2.75%, 11/15/47		84,374	59,997,824
2.88%, 05/15/49		27,897	20,025,905
2.25%, 08/15/49 - 02/15/52		76,317	47,361,866
1.63%, 11/15/50		29,156	15,360,639
2.00%, 08/15/51		27,897	16,083,274
4.75%, 05/15/55(s)		163,460	162,540,538
U.S. Treasury Notes
4.63%, 03/15/26		91,501	91,823,577
4.38%, 12/15/26 - 08/31/28		92,410	94,102,175
4.00%, 01/15/27 - 02/15/34		164,855	164,790,884
4.25%, 03/15/27 - 05/15/35		379,397	380,916,952
0.50%, 04/30/27 - 05/31/27		115,438	108,700,517
2.38%, 05/15/27 - 03/31/29		91,166	87,233,996
2.25%, 08/15/27		16,447	15,953,590
0.38%, 09/30/27		36,576	33,961,387
3.88%, 11/30/27 - 11/30/29		155,252	155,894,120
1.25%, 03/31/28 - 09/30/28		223,447	207,952,325
1.13%, 08/31/28		63,183	58,340,616
3.75%, 12/31/28 - 05/31/30		178,406	178,336,109
2.88%, 04/30/29 - 05/15/32		99,441	96,237,125
3.25%, 06/30/29		74,119	72,764,503
3.50%, 01/31/30		35,119	34,709,897
1.50%, 02/15/30		25,743	23,295,404
4.88%, 10/31/30		26,721	28,049,638
3.63%, 09/30/31		65,840	64,739,238
4.50%, 12/31/31		63,703	65,683,456
Total U.S. Treasury Obligations — 17.5% (Cost: $3,505,107,445)			3,287,667,513

Shares
Warrants(h)
Banks — 0.0%
New York Community Bancorp, Inc., (Issued/Exercisable 03/07/24, 1 Share for 1 Warrant, Expires 12/31/49, Strike Price USD 2,485.52) (Acquired 03/07/24, cost $0)(g)(i)	948	1,810,358

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Beverages — 0.0%
Cirkul, (Issued/Exercisable 05/01/25, 1 Share for 1 Warrant, Expires 04/25/35, Strike Price USD 35.41)(g)	11,359	$ 52,365
Cirkul, (Issued/Exercisable 05/01/25, 1 Share for 1 Warrant, Expires 04/25/35, Strike Price USD 0.01)(g)	11,075	151,506
		203,871
Capital Markets — 0.0%
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(g)	214,560	54,584
Crown PropTech Acquisitions, (Issued/Exercisable 12/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	128,396	321
		54,905
Hotels, Restaurants & Leisure — 0.0%
Sonder Holdings, Inc., (Issued/Exercisable 04/11/25, 1 Share for 1 Warrant, Expires 04/11/30, Strike Price USD 1.00)(g)	262,154	495,472
Sonder Holdings, Inc., (Issued/Exercisable 12/30/24, 1 Share for 1 Warrant, Expires 12/30/29, Strike Price USD 0.01)(g)	26,279	70,690
		566,162
Machinery — 0.0%
Palladyne AI Corp., (Issued/Exercisable 01/11/22, 1 Share for 1 Warrant, Expires 01/31/26, Strike Price USD 69.00)	72,998	27,885
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)	267,474	102,175
		130,060
Oil, Gas & Consumable Fuels — 0.0%
Insight M, Inc., (Issued/Exercisable 01/25/24, 1 Share for 1 Warrant, Expires 12/31/49, Strike Price USD 0.34)(g)	3,390,177	332,915
Passenger Airlines — 0.0%
Volato Group, Inc., (Issued/Exercisable 12/08/23, 1 Share for 1 Warrant, Expires 12/03/28, Strike Price USD 11.50) (Acquired 12/03/21, cost $73,612)(i)	73,612	1,877
Real Estate Management & Development — 0.0%
Offerpad Solutions, Inc., (Issued 10/13/20/Exercisable 10/23/21, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	111,610	525
Software — 0.0%
Aurora Innovation, Inc., (Issued 05/04/21/Exercisable 05/04/22, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)	16,026	13,939
Security	Shares	Value
Software (continued)
Latch, Inc., (Issued 12/29/20/Exercisable 11/13/21, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(g)	49,166	$ 5
Versa Networks, Inc., Series E, (Issued/Exercisable 10/05/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01) (Acquired 10/14/22, cost $0)(g)(i)	507,586	2,050,648
		2,064,592
Specialty Retail — 0.0%
Davidson Homes, (Issued/Exercisable 05/16/24, 1 Share for 1 Warrant, Expires 05/16/34, Strike Price USD 8.46) - Class A(g)	129,494	524,451
EVgo, Inc., (Issued 11/10/20/Exercisable 10/02/21, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	75,790	16,674
		541,125
Trading Companies & Distributors — 0.0%
Lavoro Ltd., (Issued 12/27/22/Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)	79,561	2,864
Total Warrants — 0.0% (Cost: $1,433,474)		5,709,254
Total Long-Term Investments — 124.4% (Cost: $23,917,463,602)		23,331,168,963

	Shares
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(q)(t)(u)	13,143,369	13,148,626
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(q)(t)	389,556,556	389,556,556
Total Short-Term Securities — 2.2% (Cost: $402,704,961)		402,705,182
Options Purchased — 0.1% (Cost: $21,891,578)		20,424,513
Total Investments Before Options Written and TBA Sale Commitments — 126.7% (Cost: $24,342,060,141)		23,754,298,658

Par (000)
TBA Sale Commitments(r)
Mortgage-Backed Securities — (7.9)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 07/15/55	USD	(2,651)	(2,158,444)
2.50%, 07/15/55		(2,387)	(2,027,612)
3.00%, 07/15/55		(1,562)	(1,381,369)
3.50%, 07/15/55		(70,489)	(64,076,863)
4.00%, 07/15/55		(20,115)	(18,699,312)
4.50%, 07/15/55		(715)	(684,296)
5.00%, 07/15/55		(887)	(871,165)
5.50%, 07/15/55		(964)	(965,265)
6.00%, 07/15/55		(627)	(636,159)
6.50%, 07/15/55		(313)	(321,304)
Uniform Mortgage-Backed Securities
1.50%, 07/01/40		(7,425)	(6,596,656)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.00%, 07/01/40 - 07/01/55	USD	(11,769)	$ (9,624,637)
2.50%, 07/01/40 - 07/01/55		(6,253)	(5,242,383)
3.00%, 07/01/40 - 07/01/55		(64,830)	(56,101,375)
3.50%, 07/01/40 - 07/01/55		(5,495)	(5,117,664)
4.00%, 07/01/40 - 07/01/55		(1,923)	(1,793,708)
4.50%, 07/01/40 - 07/01/55		(703,598)	(672,900,775)
5.00%, 07/01/55		(65,566)	(64,248,134)
5.50%, 07/01/55		(2,131)	(2,130,512)
6.00%, 07/01/55		(504,425)	(512,557,764)
6.50%, 07/01/55		(43,643)	(45,060,377)
Total TBA Sale Commitments — (7.9)% (Proceeds: $(1,462,106,491))			(1,473,195,774)
Options Written — (0.0)% (Premiums Received: $(7,686,459))			(2,665,651)
Total Investments Net of Options Written and TBA Sale Commitments — 118.8% (Cost: $22,872,267,191)			22,278,437,233
Liabilities in Excess of Other Assets — (18.8)%			(3,528,837,990)
Net Assets — 100.0%			$ 18,749,599,243

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	When-issued security.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Non-income producing security.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $67,812,578, representing 0.4% of its net assets as of period end, and an original cost of $50,846,283.

(j)	All or a portion of this security is on loan.
(k)	All or a portion of the security is held by a wholly-owned subsidiary.
(l)	Investment does not issue shares.
(m)	Perpetual security with no stated maturity date.
(n)	Issuer filed for bankruptcy and/or is in default.
(o)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(p)	Convertible security.
(q)	Affiliate of the Fund.
(r)	Represents or includes a TBA transaction.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)	Annualized 7-day yield as of period end.
(u)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Par/Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$ —	$ —	$ —	$ —	$ —	$ —	830	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	11,651,570	1,501,236 (a)	—	(3,706)	(474)	13,148,626	13,143,369	29,574 (b)	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,075,080,828	—	(685,524,272)(a)	—	—	389,556,556	389,556,556	18,671,609	—
iShares 0-5 Year High Yield Corporate Bond ETF	—	51,526,050	(3,731,305)	(134,464)	44,233	47,704,514	1,105,807	1,795,040	—
iShares AAA CLO Active ETF	—	10,352,000	—	—	32,000	10,384,000	200,000	388,294	3,675
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,087,376	152,074,784	(149,835,577)	(351,884)	188,315	7,163,014	65,350	189,579	—
				$ (490,054)	$ 264,074	$ 467,956,710		$ 21,074,096	$ 3,675

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bobl	1,497	09/08/25	$ 207,516	$ (251,401)
Euro-Bund	47	09/08/25	7,206	(28,944)
U.S. Treasury Bonds (30 Year)	3,508	09/19/25	404,626	13,797,303
U.S. Treasury Notes (10 Year)	1,453	09/19/25	162,918	2,667,005
U.S. Treasury Notes (2 Year)	24,225	09/30/25	5,039,936	21,675,723
U.S. Treasury Notes (5 Year)	10,424	09/30/25	1,136,379	12,622,221
3-month SOFR	11,494	03/17/26	2,768,043	1,786,332
3-month SOFR	184	09/15/26	44,540	11,246
				52,279,485
Short Contracts
Euro-BTP Italian Government Bond	51	09/08/25	7,269	497
Euro-Buxl	455	09/08/25	63,641	1,113,001
10-Year Australian Treasury Bonds	668	09/15/25	50,392	(482,014)
10-Year Canadian Bond	89	09/18/25	7,974	(50,286)
E-mini Russell 2000 Index	197	09/19/25	61,599	(2,166,536)
Russell 2000 E-Mini Index	286	09/19/25	31,341	(1,045,643)
U.S. Ultra Treasury Bonds	498	09/19/25	59,246	(2,083,044)
U.S. Ultra Treasury Notes (10 Year)	16,247	09/19/25	1,856,220	(37,787,391)
Long Gilt	15	09/26/25	1,915	3,990
3-month EURIBOR	36	06/15/26	10,411	(574)
				(42,498,000)
				$ 9,781,485
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	89,386,049	USD	23,727,405	State Street Bank and Trust Co.	07/11/25	$1,065,087
EUR	250,295	USD	285,096	HSBC Bank PLC	07/16/25	10,071
EUR	273,409	USD	311,100	Morgan Stanley & Co. International PLC	07/16/25	11,325
EUR	196,618	USD	223,723	Morgan Stanley & Co. International PLC	07/16/25	8,144
EUR	137,761	USD	156,751	Morgan Stanley & Co. International PLC	07/16/25	5,706
EUR	253,935	USD	288,942	Morgan Stanley & Co. International PLC	07/16/25	10,518
EUR	104,010	USD	118,349	Morgan Stanley & Co. International PLC	07/16/25	4,308
EUR	125,447	USD	142,741	Morgan Stanley & Co. International PLC	07/16/25	5,196
EUR	347,320	USD	395,200	Morgan Stanley & Co. International PLC	07/16/25	14,386
EUR	238,553	USD	271,438	Morgan Stanley & Co. International PLC	07/16/25	9,881
EUR	98,431	USD	112,001	Morgan Stanley & Co. International PLC	07/16/25	4,077
EUR	1,006,097	USD	1,144,793	Morgan Stanley & Co. International PLC	07/16/25	41,672
EUR	3,629	USD	4,132	UBS AG	07/16/25	147
EUR	20,187	USD	22,990	UBS AG	07/16/25	816
CZK	326,219,969	USD	14,869,970	State Street Bank and Trust Co.	07/22/25	682,465
TRY	41,769,370	USD	982,000	Barclays Bank PLC	07/31/25	39,538
PEN	8,493,140	USD	2,316,732	Citigroup Global Markets, Inc.	08/04/25	78,641
TRY	37,438,000	USD	848,617	UBS AG	09/03/25	38,821
NGN	624,560,400	USD	393,300	Citigroup Global Markets, Inc.	09/04/25	3,549
NGN	624,561,988	USD	393,301	Citigroup Global Markets, Inc.	09/04/25	3,549
NGN	646,610,250	USD	391,885	Morgan Stanley & Co. International PLC	09/04/25	18,975
BRL	224,773,404	USD	39,663,562	Barclays Bank PLC	09/17/25	903,409
BRL	26,303,710	USD	4,654,700	Citigroup Global Markets, Inc.	09/17/25	92,578
CNH	19,270,000	USD	2,702,678	State Street Bank and Trust Co.	09/17/25	6,325
CZK	43,583,000	USD	2,041,467	State Street Bank and Trust Co.	09/17/25	39,898
GBP	46,805,000	USD	64,115,314	NatWest Markets PLC	09/17/25	163,959
HUF	186,138,000	USD	534,465	Morgan Stanley & Co. International PLC	09/17/25	11,926

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	353,492,172	USD	18,483,007	Deutsche Bank AG	09/17/25	$199,195
MXN	355,437,595	USD	18,665,000	Goldman Sachs Bank USA	09/17/25	120,018
SGD	1,288,000	USD	1,013,582	State Street Bank and Trust Co.	09/17/25	5,195
USD	4,939,889	COP	20,367,161,000	Bank of New York Mellon	09/17/25	8,398
USD	7,443,423	COP	30,562,694,000	Bank of New York Mellon	09/17/25	43,293
USD	7,432,914	COP	30,480,152,000	Bank of New York Mellon	09/17/25	52,770
USD	75,276,127	JPY	10,696,551,000	JPMorgan Chase Bank N.A.	09/17/25	338,225
USD	1,994,558	JPY	284,429,000	RBC Capital Markets LLC	09/17/25	1,905
ZAR	97,304,000	USD	5,432,385	State Street Bank and Trust Co.	09/17/25	32,462
TRY	43,487,691	USD	935,000	UBS AG	10/24/25	51,957
EGP	82,817,000	USD	1,478,083	Societe Generale	12/22/25	77,998
						$4,206,383
USD	19,025,418	PLN	74,240,509	BNP Paribas S.A.	07/11/25	(1,566,243)
USD	3,999,196	PLN	15,145,540	Toronto-Dominion Bank	07/11/25	(201,636)
USD	388,143	EUR	340,808	Credit Agricole Corporate & Investment Bank	07/16/25	(13,763)
USD	253,973	EUR	223,000	Credit Agricole Corporate & Investment Bank	07/16/25	(9,006)
USD	1,018,349	EUR	894,150	Credit Agricole Corporate & Investment Bank	07/16/25	(36,100)
USD	38,281	EUR	33,612	Credit Agricole Corporate & Investment Bank	07/16/25	(1,357)
USD	285,097	EUR	250,295	Deutsche Bank AG	07/16/25	(10,070)
USD	220,355	EUR	193,449	Deutsche Bank AG	07/16/25	(7,775)
USD	114,657	EUR	100,658	Deutsche Bank AG	07/16/25	(4,046)
USD	106,140	EUR	93,194	Deutsche Bank AG	07/16/25	(3,762)
USD	288,310	EUR	253,154	Deutsche Bank AG	07/16/25	(10,228)
USD	203,372	EUR	178,573	Deutsche Bank AG	07/16/25	(7,215)
USD	107,810	EUR	94,836	UBS AG	07/16/25	(4,028)
USD	3,602	EUR	3,169	UBS AG	07/16/25	(135)
USD	17,680	EUR	15,553	UBS AG	07/16/25	(661)
USD	5,953	EUR	5,237	UBS AG	07/16/25	(222)
USD	127,261	EUR	111,946	UBS AG	07/16/25	(4,754)
USD	4,125	EUR	3,629	UBS AG	07/16/25	(154)
USD	7,403	EUR	6,512	UBS AG	07/16/25	(277)
USD	118,397	EUR	104,149	UBS AG	07/16/25	(4,423)
USD	165,558	EUR	145,634	UBS AG	07/16/25	(6,185)
USD	3,812	EUR	3,353	UBS AG	07/16/25	(142)
USD	888	EUR	781	UBS AG	07/16/25	(33)
USD	5,157,228	CZK	113,259,686	HSBC Bank PLC	07/22/25	(242,393)
USD	9,700,234	CZK	212,960,283	Toronto-Dominion Bank	07/22/25	(452,581)
USD	982,000	TRY	43,099,980	Barclays Bank PLC	07/31/25	(72,080)
USD	2,306,790	PEN	8,493,140	Citigroup Global Markets, Inc.	08/04/25	(88,583)
USD	839,078	TRY	37,438,000	Barclays Bank PLC	09/03/25	(48,359)
USD	1,178,486	NGN	2,045,851,696	Morgan Stanley & Co. International PLC	09/04/25	(121,460)
CAD	7,662,000	USD	5,674,345	RBC Capital Markets LLC	09/17/25	(25,526)
NOK	40,317,000	USD	4,073,995	JPMorgan Chase Bank N.A.	09/17/25	(72,118)
USD	2,296,008	AUD	3,549,000	NatWest Markets PLC	09/17/25	(43,568)
USD	1,069,537	AUD	1,645,000	State Street Bank and Trust Co.	09/17/25	(14,882)
USD	56,930	AUD	88,000	Toronto-Dominion Bank	09/17/25	(1,082)
USD	2,469,906	AUD	3,807,000	UBS AG	09/17/25	(39,749)
USD	8,247,715	BRL	46,560,000	Bank of New York Mellon	09/17/25	(155,406)
USD	77,914,399	BRL	441,540,900	Barclays Bank PLC	09/17/25	(1,774,641)
USD	7,487,281	COP	31,507,975,000	JPMorgan Chase Bank N.A.	09/17/25	(141,729)
USD	49,011,937	EUR	42,089,390	Deutsche Bank AG	09/17/25	(825,907)
USD	197,051,638	EUR	169,244,700	Deutsche Bank AG	09/17/25	(3,350,198)
USD	112,134,873	EUR	96,408,000	Deutsche Bank AG	09/17/25	(2,021,377)
USD	22,288,688	EUR	19,213,000	Deutsche Bank AG	09/17/25	(461,333)
USD	286,270	EUR	250,295	HSBC Bank PLC	09/17/25	(10,104)
USD	2,952,024	EUR	2,581,053	HSBC Bank PLC	09/17/25	(104,188)
USD	20,041,533	EUR	17,184,683	Standard Chartered Bank	09/17/25	(306,767)
USD	42,838,110	EUR	36,706,634	State Street Bank and Trust Co.	09/17/25	(626,039)
USD	20,041,533	EUR	17,184,683	Toronto-Dominion Bank	09/17/25	(306,767)
USD	1,364,008	GBP	1,012,000	Deutsche Bank AG	09/17/25	(25,814)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	48,792,650	GBP	36,049,000	JPMorgan Chase Bank N.A.	09/17/25	$(714,957)
USD	2,873,780	GBP	2,112,644	NatWest Markets PLC	09/17/25	(27,602)
USD	99,220,825	GBP	72,966,200	NatWest Markets PLC	09/17/25	(986,723)
USD	935,000	TRY	43,914,613	Barclays Bank PLC	10/24/25	(61,646)
USD	1,475,976	EGP	82,817,000	Citigroup Global Markets, Inc.	12/22/25	(80,105)
						$(15,095,899)
						$(10,889,516)

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares Russell 2000 ETF	1,867	07/18/25	USD	198.00	USD	40,288	$67,212
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
EUR Currency	One-Touch	HSBC Bank PLC	07/24/25	USD	1.00	USD	1.00	EUR	2,221	$41
USD Currency	One-Touch	Morgan Stanley & Co. International PLC	07/24/25	CAD	1.34	CAD	1.34	USD	372	39,472
USD Currency	Under-and-In	Barclays Bank PLC	11/20/25	JPY	150.00	JPY	155.00	USD	198,796	299,312
										$338,825
OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
EUR Currency	Barclays Bank PLC	07/15/25	USD	1.02	EUR	6,848	$ 1
EUR Currency	UBS AG	07/15/25	USD	1.06	EUR	4,565	3
USD Currency	Morgan Stanley & Co. International PLC	08/14/25	MXN	19.10	USD	280,420	6,281,487
							$ 6,281,491
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 03/31/37	1-day SOFR, 4.45%	Annual	3.93%	Annual	Morgan Stanley & Co. International PLC	03/29/27	3.93%	USD	50,246	$2,191,284
10-Year Interest Rate Swap, 03/31/37	1-day SOFR, 4.45%	Annual	4.00%	Annual	BNP Paribas S.A.	03/29/27	4.00%	USD	15,969	747,325
10-Year Interest Rate Swap, 04/14/37	1-day SOFR, 4.45%	Annual	4.05%	Annual	Citibank N.A.	04/12/27	4.05%	USD	18,451	904,234
10-Year Interest Rate Swap, 06/06/37	1-day SOFR, 4.45%	Annual	4.00%	Annual	Goldman Sachs International	06/04/27	4.00%	USD	78,187	3,671,499
										$7,514,342

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
30-Year Interest Rate Swap, 08/15/55	4.35%	Annual	1-day SOFR, 4.45%	Annual	Goldman Sachs International	08/13/25	4.35%	USD	269,390	$548,702
10-Year Interest Rate Swap, 03/31/37	3.93%	Annual	1-day SOFR, 4.45%	Annual	Morgan Stanley & Co. International PLC	03/29/27	3.93%	USD	50,246	1,770,543
10-Year Interest Rate Swap, 03/31/37	4.00%	Annual	1-day SOFR, 4.45%	Annual	BNP Paribas S.A.	03/29/27	4.00%	USD	15,969	525,715
10-Year Interest Rate Swap, 04/14/37	4.05%	Annual	1-day SOFR, 4.45%	Annual	Citibank N.A.	04/12/27	4.05%	USD	18,451	591,135
10-Year Interest Rate Swap, 06/06/37	4.00%	Annual	1-day SOFR, 4.45%	Annual	Goldman Sachs International	06/04/27	4.00%	USD	78,187	2,786,548
										6,222,643
										$13,736,985
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
iShares Russell 2000 ETF	1,867	07/18/25	USD	189.00	USD	40,288	$(28,005)
CME 3-Month SOFR Futures	7,820	10/10/25	USD	96.00	USD	188,334,925	(879,750)
							$(907,755)
OTC Barrier Options Written
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	One-Touch	Barclays Bank PLC	07/24/25	CAD	1.34	CAD	1.34	USD	372	$(39,472)
OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
EUR Currency	UBS AG	07/15/25	USD	1.06	EUR	4,565	$ (3)
EUR Currency	UBS AG	07/15/25	USD	1.02	EUR	6,848	(1)
USD Currency	Morgan Stanley & Co. International PLC	08/14/25	MXN	18.50	USD	280,420	(1,508,477)
							$ (1,508,481)

OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
5-Year Interest Rate Swap, 08/15/30	1-day SOFR, 4.45%	Annual	4.03%	Annual	Goldman Sachs International	08/13/25	4.03%	USD	1,037,650	$(209,943)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR.43.V1	1.00%	Quarterly	06/20/30	EUR	17,284	$(440,250)	$(364,236)	$(76,014)
ITRAXX.EUR.43.V1	5.00	Quarterly	06/20/30	EUR	6,582	(733,695)	(521,053)	(212,642)
ITRAXX.FINSR.43.V1	1.00	Quarterly	06/20/30	EUR	54,428	(1,256,631)	(988,905)	(267,726)
						$(2,430,576)	$(1,874,194)	$(556,382)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B+	USD	796,613	$61,139,594	$37,838,342	$23,301,252

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.69%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/28	USD	31,766	$51,245	$4,484	$46,761
2.69%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/28	USD	31,766	45,219	3,586	41,633
2.73%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/28	USD	62,740	(48,083)	—	(48,083)
2.79%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/28	USD	62,573	(222,546)	—	(222,546)
2.83%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/28	USD	43,233	(247,152)	—	(247,152)
2.83%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/28	USD	62,573	(363,284)	—	(363,284)
2.84%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/28	USD	31,287	(183,634)	—	(183,634)
2.84%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/28	USD	31,286	(184,424)	—	(184,424)
2.87%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/28	USD	62,573	(477,164)	—	(477,164)
2.53%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	25,412	43,686	(4,607)	48,293
2.54%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	25,413	37,506	(3,686)	41,192

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.56%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	48,430	$11,948	$—	$11,948
2.64%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	50,058	(181,771)	—	(181,771)
2.65%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	33,389	(132,663)	—	(132,663)
2.67%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	32,765	(164,622)	—	(164,622)
2.68%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	25,029	(143,509)	—	(143,509)
2.69%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	25,029	(144,734)	—	(144,734)
2.69%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	50,058	(295,593)	—	(295,593)
2.72%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/29	USD	50,058	(383,854)	—	(383,854)
2.43%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/30	USD	57,750	74,178	—	74,178
2.43%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/30	USD	28,448	35,211	—	35,211
							$(2,874,040)	$(223)	$(2,873,817)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day Overnight Fed Funds Effective Rate, 4.33%	At Termination	4.27%	At Termination	07/30/25(a)	09/17/25	USD	14,348,264	$50,624	$—	$50,624
1-day Overnight Fed Funds Effective Rate, 4.33%	At Termination	4.29%	At Termination	07/30/25(a)	09/17/25	USD	7,173,056	170,384	—	170,384
1-day Overnight Fed Funds Effective Rate, 4.33%	At Termination	4.31%	At Termination	07/30/25(a)	09/17/25	USD	7,147,510	367,342	—	367,342
1-day Overnight Fed Funds Effective Rate, 4.33%	At Termination	4.31%	At Termination	07/30/25(a)	09/17/25	USD	7,186,474	359,655	—	359,655
1-day SOFR, 4.45%	At Termination	3.80%	At Termination	N/A	05/16/26	USD	369,112	(721,062)	—	(721,062)
1-day SOFR, 4.45%	At Termination	3.90%	At Termination	N/A	05/16/26	USD	283,259	(273,601)	—	(273,601)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.79%	At Termination	1-day SOFR, 4.45%	At Termination	N/A	05/16/26	USD	369,112	$744,027	$—	$744,027
3.81%	At Termination	1-day SOFR, 4.45%	At Termination	N/A	05/16/26	USD	283,259	514,183	154,531	359,652
1-day SOFR, 4.45%	At Termination	3.78%	At Termination	08/26/25(a)	08/26/26	USD	19,254	19,012	—	19,012
3.82%	At Termination	1-day SOFR, 4.45%	At Termination	08/26/25(a)	08/26/26	USD	19,254	(25,161)	—	(25,161)
1.00%	At Termination	1-Day TONA, 0.48%	At Termination	03/12/26(a)	03/12/27	JPY	25,830,724	(364,142)	—	(364,142)
1.02%	At Termination	1-Day TONA, 0.48%	At Termination	03/12/26(a)	03/12/27	JPY	58,560,835	(909,783)	—	(909,783)
1.03%	At Termination	1-Day TONA, 0.48%	At Termination	03/12/26(a)	03/12/27	JPY	63,212,579	(1,016,929)	—	(1,016,929)
0.68%	At Termination	1-Day TONA, 0.48%	At Termination	04/21/26(a)	04/21/27	JPY	23,843,630	211,706	—	211,706
0.69%	At Termination	1-Day TONA, 0.48%	At Termination	04/21/26(a)	04/21/27	JPY	24,122,377	210,873	—	210,873
1-day SOFR, 4.45%	At Termination	3.21%	At Termination	04/30/26(a)	04/30/27	USD	78,906	48,776	—	48,776
3.22%	At Termination	1-day SOFR, 4.45%	At Termination	04/30/26(a)	04/30/27	USD	39,453	(26,789)	—	(26,789)
3.27%	At Termination	1-day SOFR, 4.45%	At Termination	04/30/26(a)	04/30/27	USD	39,453	(45,357)	—	(45,357)
0.70%	At Termination	1-Day TONA, 0.48%	At Termination	05/11/26(a)	05/11/27	JPY	19,040,597	161,991	—	161,991
3.92%	Annual	1-day SOFR, 4.45%	Annual	09/30/25(a)	11/15/53	USD	5,424	4,678	—	4,678
2.49%	Semi-Annual	6-month EURIBOR, 2.05%	Annual	N/A	02/19/54	EUR	41,301	2,758,503	—	2,758,503
2.51%	Semi-Annual	6-month EURIBOR, 2.05%	Annual	N/A	02/20/54	EUR	41,301	2,600,687	—	2,600,687
2.51%	Semi-Annual	6-month EURIBOR, 2.05%	Annual	N/A	02/20/54	EUR	40,708	2,490,551	—	2,490,551
2.51%	Semi-Annual	6-month EURIBOR, 2.05%	Annual	N/A	03/01/54	EUR	20,868	1,276,559	—	1,276,559
2.46%	Semi-Annual	6-month EURIBOR, 2.05%	Annual	N/A	03/22/54	EUR	8,764	654,116	—	654,116
2.54%	Semi-Annual	6-month EURIBOR, 2.05%	Annual	N/A	04/22/54	EUR	33,918	1,795,144	(71,710)	1,866,854
2.43%	Semi-Annual	6-month EURIBOR, 2.05%	Annual	N/A	06/19/54	EUR	3,577	287,124	—	287,124
2.43%	Semi-Annual	6-month EURIBOR, 2.05%	Annual	N/A	06/20/54	EUR	8,082	648,485	—	648,485
6-month EURIBOR, 2.05%	Annual	2.44%	Semi-Annual	N/A	06/24/54	EUR	5,548	(428,073)	—	(428,073)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6-month EURIBOR, 2.05%	Annual	2.26%	Semi-Annual	N/A	10/22/54	EUR	5,070	$(545,547)	$(24,132)	$(521,415)
6-month EURIBOR, 2.05%	Annual	2.18%	Semi-Annual	N/A	11/07/54	EUR	4,871	(615,484)	—	(615,484)
								$10,402,492	$58,689	$10,343,803

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Caterpillar, Inc.	1.00%	Quarterly	Deutsche Bank AG	06/20/27	USD	4,300	$(73,287)	$(40,758)	$(32,529)
BorgWarner, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/27	USD	1,000	(16,094)	6,866	(22,960)
Pitney Bowes, Inc.	1.00	Quarterly	Bank of America N.A.	12/20/27	USD	620	2,068	81,396	(79,328)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	250	834	33,756	(32,922)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	380	1,268	52,865	(51,597)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	780	2,602	134,594	(131,992)
Simon Property Group LP	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	3,640	(59,441)	27,970	(87,411)
Credit Suisse Group AG	1.00	Quarterly	Barclays Bank PLC	06/20/28	EUR	1,350	(32,185)	53,224	(85,409)
Credit Suisse Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,500	(83,444)	76,043	(159,487)
Deutsche Bank AG	1.00	Quarterly	BNP Paribas S.A.	06/20/28	EUR	4,400	(97,619)	221,052	(318,671)
Deutsche Bank AG	1.00	Quarterly	Goldman Sachs International	06/20/28	EUR	4,400	(97,619)	154,016	(251,635)
Boeing Co. (The)	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	4,700	(66,934)	(15,950)	(50,984)
Boeing Co. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	4,700	(68,708)	44,776	(113,484)
American Electric Power Co., Inc.	1.00	Quarterly	Bank of America N.A.	12/20/29	USD	39,219	(1,138,714)	(975,756)	(162,958)
American Express Co.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	19,990	(601,179)	(507,557)	(93,622)
Dominion Energy, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/29	USD	19,396	(559,228)	(467,379)	(91,849)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	2,175	(1,632)	21,529	(23,161)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	46	(34)	496	(530)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	354,640	61,868	292,772
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	USD	3,544	604,252	248,421	355,831
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	34,782	9,935	24,847
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	7	(1)	(2)	1
							$(1,895,673)	$(778,595)	$(1,117,078)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB+	USD	1,015	$23,949	$8,434	$15,515
PacifiCorp	0.13	Monthly	JPMorgan Chase Bank N.A.	09/29/27	A	USD	6,915	(3,909)	(4,061)	152
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	906	(154,473)	(91,235)	(63,238)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	1,310	(223,355)	(128,476)	(94,879)
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	121	(20,630)	(24,013)	3,383
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	231	(39,385)	(11,811)	(27,574)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,060	(180,730)	(45,082)	(135,648)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,200	(204,600)	(1,310)	(203,290)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,000	(170,500)	(231,799)	61,299
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	(11,295)	(4,358)	(6,937)
								$(984,928)	$(533,711)	$(451,217)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.00%	Quarterly	Goldman Sachs Intraday Delta Replication VVol Series 5 Excess Return Strategy	Quarterly	Goldman Sachs International	11/06/25	USD	90,403	$ 52,050	$ —	$ 52,050
0.00%	Quarterly	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	Quarterly	Goldman Sachs International	12/06/25	USD	13,709	18,795	—	18,795
								$ 70,845	$ —	$ 70,845
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Accenture PLC, Class A	Citibank N.A.	USD	1,850,128	02/24/28	-	1D OBFR01	Monthly	$ 2,990
Accor SA	Citibank N.A.		712,247	02/26/26	0.26%	1D ESTR	Monthly	47,675
Ackermans & van Haaren NV	Barclays Bank PLC		2,165,142	04/01/26	0.26%	1D ESTR	Monthly	36,468
Adecco Group AG, Registered Shares	Barclays Bank PLC		684,190	04/01/26	0.26%	SSARON	Monthly	39,901
Adobe, Inc.	Merrill Lynch International		2,735,403	02/15/28	0.20%	1D OBFR01	Monthly	(65,931)
Air Water, Inc.	Barclays Bank PLC		1,521,829	03/01/27	-	1D P TONA	Monthly	19,671
Airbus SE	Barclays Bank PLC		1,298,336	04/01/26	0.26%	1D ESTR	Monthly	82,388
Airtac International Group	Merrill Lynch International		1,246,984	02/15/28	0.40%	1D OBFR01	Monthly	3,485
Alcon AG	Barclays Bank PLC		820,523	04/01/26	0.26%	SSARON	Monthly	13,097
Alfresa Holdings Corp.	Merrill Lynch International		1,258,974	03/15/28	0.25%	1D P TONA	Monthly	7,656
Alimentation Couche-Tard, Inc.	JPMorgan Chase Bank N.A.		1,532,015	02/09/26	0.20%	COBRO	Monthly	(60,655)
Allianz SE, Registered Shares	Citibank N.A.		1,861,326	02/26/26	0.26%	1D ESTR	Monthly	46,092
Alps Alpine Co. Ltd.	JPMorgan Chase Bank N.A.		744,104	02/10/26	0.25%	1D P TONA	Monthly	64,868
Altria Group, Inc.	JPMorgan Chase Bank N.A.		1,423,320	02/09/26	0.20%	1D OBFR01	Monthly	(10,337)
AMC Networks, Inc., Class A	Barclays Bank PLC		284,125	03/24/26	0.20%	1D OBFR01	Monthly	-

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
AMC Networks, Inc., Class A	JPMorgan Chase Bank N.A.	USD	723,094	02/09/26	0.20%	1D OBFR01	Monthly	$ (51,420)
Amentum Holdings, Inc.	Merrill Lynch International		113	02/15/28	-	1D OBFR01	Monthly	(91)
Argenx SE	Barclays Bank PLC		603,817	04/01/26	0.26%	1D ESTR	Monthly	5,124
Asahi Intecc Co. Ltd.	Citibank N.A.		944,084	02/26/26	0.25%	1D P TONA	Monthly	(7,539)
Asahi Kasei Corp.	Merrill Lynch International		2,587,595	03/15/28	0.25%	1D P TONA	Monthly	188,723
Ashtead Group PLC	Barclays Bank PLC		647,850	04/01/26	0.25%	1D SONIA	Monthly	51,124
Asia Cement Corp.	Merrill Lynch International		1,456,826	02/15/28	0.40%	1D OBFR01	Monthly	(8,686)
ASPEED Technology, Inc.	Merrill Lynch International		941,736	02/15/28	0.40%	1D OBFR01	Monthly	34,008
AT&T Inc.	JPMorgan Chase Bank N.A.		1,660,456	02/09/26	0.20%	1D OBFR01	Monthly	64,368
Atlas Arteria Ltd.	JPMorgan Chase Bank N.A.		1,000,065	02/10/26	0.25%	1D AONIA	Monthly	(39,200)
Axfood AB	JPMorgan Chase Bank N.A.		1,486,404	02/11/26	0.26%	TN STIBOR	Monthly	24,297
B&M European Value Retail SA	Merrill Lynch International		546,914	02/15/28	0.25%	1D SONIA	Monthly	32,978
Ball Corp.	Citibank N.A.		1,195,948	02/24/28	0.20%	1D OBFR01	Monthly	(12,449)
Banco Bilbao Vizcaya Argentaria SA	Merrill Lynch International		1,022,339	02/15/28	0.26%	1D ESTR	Monthly	(10,673)
Banco de Sabadell SA	JPMorgan Chase Bank N.A.		1,655,587	02/11/26	0.26%	1D ESTR	Monthly	(63,493)
Banco do Brasil SA	Merrill Lynch International		1,568,910	02/15/28	0.40%	1D OBFR01	Monthly	13,117
Bankinter SA	Merrill Lynch International		2,993,591	02/15/28	0.26%	1D ESTR	Monthly	(40,669)
Barrick Mining Corp.	JPMorgan Chase Bank N.A.		1,108,131	02/09/26	0.20%	COBRO	Monthly	22,330
BB Seguridade Participacoes SA	Merrill Lynch International		1,739,213	02/15/28	0.40%	1D OBFR01	Monthly	2,428
BCE, Inc.	Barclays Bank PLC		1,273,701	03/24/26	0.20%	CABROVER	Monthly	5,932
Beiersdorf AG	Merrill Lynch International		1,844,085	02/15/28	0.26%	1D ESTR	Monthly	(59,174)
Belimo Holding AG, Registered Shares	Merrill Lynch International		819,711	02/15/28	0.26%	SSARON	Monthly	(4,270)
Best Buy Co., Inc.	Merrill Lynch International		678,684	02/15/28	0.20%	1D OBFR01	Monthly	(34,236)
BHP Group Ltd.	JPMorgan Chase Bank N.A.		1,274,059	02/10/26	0.25%	1D AONIA	Monthly	5,805
BOC Hong Kong Holdings Ltd.	Merrill Lynch International		1,260,594	02/15/28	0.30%	HONIA	Monthly	(15,567)
Bollore SE	Barclays Bank PLC		1,004,726	04/01/26	0.26%	1D ESTR	Monthly	5,338
Booking Holdings, Inc.	Citibank N.A.		1,066,684	02/24/28	0.20%	1D OBFR01	Monthly	91,164
Bradespar SA, Preference Shares, NVS	JPMorgan Chase Bank N.A.		1,213,998	02/10/26	0.40%	1D OBFR01	Monthly	(8,346)
British Land Co. PLC (The)	Barclays Bank PLC		1,491,778	04/01/26	0.25%	1D SONIA	Monthly	(4,279)
Bunzl PLC	Citibank N.A.		2,089,063	02/26/26	0.25%	1D SONIA	Monthly	1,378
Caixa Seguridade Participacoes S/A	Merrill Lynch International		806,564	02/15/28	0.40%	1D OBFR01	Monthly	(2,192)
Canadian National Railway Co.	JPMorgan Chase Bank N.A.		2,013,582	02/09/26	0.20%	COBRO	Monthly	(13,004)
Canon, Inc.	Barclays Bank PLC		1,057,305	03/01/27	-	1D P TONA	Monthly	(7,370)
CarMax, Inc.	Merrill Lynch International		1,616,814	02/15/28	0.20%	1D OBFR01	Monthly	29,830
CF Industries Holdings, Inc.	Merrill Lynch International		1,470,804	02/15/28	0.20%	1D OBFR01	Monthly	(127,604)
Chroma ATE, Inc.	Merrill Lynch International		1,175,476	02/15/28	0.40%	1D OBFR01	Monthly	293,188
CITIC Ltd.	Merrill Lynch International		1,392,811	02/15/28	0.30%	HONIA	Monthly	(36,601)
Citigroup, Inc.	Barclays Bank PLC		1,333,248	03/24/26	0.20%	1D OBFR01	Monthly	96,768
CK Hutchison Holdings Ltd.	JPMorgan Chase Bank N.A.		681,227	02/10/26	0.15%	HONIA	Monthly	33,064
Coca-Cola Bottlers Japan Holdings, Inc.	Citibank N.A.		859,053	02/26/26	0.24%	1D P TONA	Monthly	(19,403)
Coloplast A/S, Class B	Merrill Lynch International		2,191,309	02/15/28	0.26%	1W CIBOR	Monthly	(106,365)
COMSYS Holdings Corp.	JPMorgan Chase Bank N.A.		1,301,394	02/10/26	0.25%	1D P TONA	Monthly	14,344
Costco Wholesale Corp.	Barclays Bank PLC		2,410,752	03/24/26	0.20%	1D OBFR01	Monthly	(34,896)
Dai-ichi Life Holdings, Inc.	Merrill Lynch International		941,372	03/15/28	0.25%	1D P TONA	Monthly	11,235
Daiichi Sankyo Co. Ltd.	Barclays Bank PLC		698,934	03/01/27	-	1D P TONA	Monthly	7,693
Danaher Corp.	Merrill Lynch International		844,662	02/15/28	0.20%	1D OBFR01	Monthly	(14,994)
Dassault Systemes SE	JPMorgan Chase Bank N.A.		1,029,891	02/11/26	0.26%	1D ESTR	Monthly	(40,495)
DaVita, Inc.	Barclays Bank PLC		927,112	03/24/26	0.20%	1D OBFR01	Monthly	41,548
Dexcom, Inc.	Citibank N.A.		638,720	02/24/28	0.20%	1D OBFR01	Monthly	59,600
D’ieteren Group	Barclays Bank PLC		1,108,074	04/01/26	0.26%	1D ESTR	Monthly	54,812
Domino’s Pizza Enterprises Ltd.	Merrill Lynch International		1,174,069	02/15/28	0.25%	1D AONIA	Monthly	(62,484)
DuPont de Nemours, Inc.	Citibank N.A.		1,051,900	02/24/28	0.20%	1D OBFR01	Monthly	24,963
Dyno Nobel Ltd.	JPMorgan Chase Bank N.A.		1,122,534	02/10/26	0.25%	1D AONIA	Monthly	(4,438)
Eagle Bancorp, Inc.	JPMorgan Chase Bank N.A.		304,626	02/09/26	0.20%	1D OBFR01	Monthly	31,014
eBay, Inc.	Merrill Lynch International		929,149	02/15/28	-	1D OBFR01	Monthly	1,601
Elia Group SA/NV	Merrill Lynch International		673,281	02/15/28	0.26%	1D ESTR	Monthly	31,235
Elisa Oyj	Barclays Bank PLC		1,264,051	04/01/26	0.26%	1D ESTR	Monthly	8,765
Endeavour Group Ltd./Australia	Merrill Lynch International		2,159,375	02/15/28	0.25%	1D AONIA	Monthly	11,198
ENEOS Holdings, Inc.	Barclays Bank PLC		1,690,937	03/01/27	-	1D P TONA	Monthly	(16,023)
Eneva SA	JPMorgan Chase Bank N.A.		2,169,217	02/10/26	0.40%	1D OBFR01	Monthly	4,281

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Engie SA	Barclays Bank PLC	USD	1,180,940	04/01/26	0.26%	1D ESTR	Monthly	$ 13,003
EOG Resources, Inc.	Barclays Bank PLC		2,216,703	03/24/26	0.20%	1D OBFR01	Monthly	(39,801)
Erie Indemnity Co., Class A, NVS	Citibank N.A.		1,033,878	02/24/28	0.20%	1D OBFR01	Monthly	(28,187)
Evolution AB	Citibank N.A.		1,040,857	02/26/26	0.26%	TN STIBOR	Monthly	79,009
EXEO Group, Inc.	Citibank N.A.		1,905,710	02/26/26	0.25%	1D P TONA	Monthly	7,659
Experian PLC	JPMorgan Chase Bank N.A.		1,175,305	02/11/26	0.25%	1D SONIA	Monthly	5,562
FactSet Research Systems, Inc.	Merrill Lynch International		1,348,160	02/15/28	0.20%	1D OBFR01	Monthly	83,136
Fair Isaac Corp.	Citibank N.A.		376,250	02/24/28	0.20%	1D OBFR01	Monthly	(10,658)
FDJ UNITED	Citibank N.A.		1,252,637	02/26/26	0.26%	1D ESTR	Monthly	30,522
Federal Realty Investment Trust	Merrill Lynch International		1,386,780	02/15/28	0.20%	1D OBFR01	Monthly	(9,425)
Ferrovial SE	Merrill Lynch International		10,195	02/15/28	(0.26)%	1D ESTR	Monthly	104
Fifth Third Bancorp	Citibank N.A.		1,413,280	02/24/28	0.20%	1D OBFR01	Monthly	34,496
FinecoBank Banca Fineco SpA	Citibank N.A.		1,005,368	02/26/26	0.26%	1D ESTR	Monthly	6,201
FirstRand Ltd.	Merrill Lynch International		1,353,294	02/15/28	0.85%	1M JIBAR	Monthly	11,663
Fiserv, Inc.	Citibank N.A.		1,773,616	02/24/28	0.20%	1D OBFR01	Monthly	19,448
Flagstar Financial, Inc.	JPMorgan Chase Bank N.A.		3,335,976	02/09/26	0.20%	1D OBFR01	Monthly	(351,896)
Fortinet, Inc.	JPMorgan Chase Bank N.A.		1,582,621	02/09/26	0.20%	1D OBFR01	Monthly	56,039
Fox Corp., Class A, NVS	JPMorgan Chase Bank N.A.		2,020,542	02/09/26	0.20%	1D OBFR01	Monthly	69,750
Fresnillo PLC	JPMorgan Chase Bank N.A.		1,638,952	02/11/26	0.25%	1D SONIA	Monthly	88,349
GCC SAB de CV	JPMorgan Chase Bank N.A.		762,804	02/10/26	0.50%	TIIEFONDEO	Monthly	(21,298)
GE Vernova, Inc.	JPMorgan Chase Bank N.A.		587,109	02/09/26	0.20%	1D OBFR01	Monthly	47,871
Geberit AG, Registered Shares	Barclays Bank PLC		1,331,376	04/01/26	0.26%	SSARON	Monthly	7,451
Gecina SA	Merrill Lynch International		1,092,908	02/15/28	0.26%	1D ESTR	Monthly	(25,089)
Geely Automobile Holdings Ltd.	Merrill Lynch International		510,229	02/15/28	0.30%	HONIA	Monthly	(28,505)
Gen Digital, Inc.	Citibank N.A.		1,227,306	02/24/28	0.20%	1D OBFR01	Monthly	25,134
General Electric Co.	Barclays Bank PLC		842,554	03/24/26	0.20%	1D OBFR01	Monthly	32,572
Genius Electronic Optical Co. Ltd.	Merrill Lynch International		924,740	02/15/28	0.40%	1D OBFR01	Monthly	64,220
Gerdau SA, Preference Shares, NVS	Merrill Lynch International		875,730	02/15/28	0.40%	1D OBFR01	Monthly	(42,026)
Glencore PLC	Barclays Bank PLC		924,702	04/01/26	0.25%	1D SONIA	Monthly	(5,094)
GQG Partners, Inc., CDI	JPMorgan Chase Bank N.A.		626,787	02/10/26	0.25%	1D AONIA	Monthly	61,324
Grupo Aeroportuario del Pacifico SAB de CV, Class B	JPMorgan Chase Bank N.A.		936,166	02/10/26	0.50%	TIIEFONDEO	Monthly	27,594
GSK PLC	Citibank N.A.		1,049,576	02/26/26	0.25%	1D SONIA	Monthly	(10,454)
Gunma Bank Ltd. (The)	Barclays Bank PLC		1,080,535	03/01/27	-	1D P TONA	Monthly	18,210
H World Group Ltd., ADR	Barclays Bank PLC		735,515	03/24/26	0.20%	1D OBFR01	Monthly	(6,235)
Haier Smart Home Co. Ltd., Class H	Merrill Lynch International		789,255	02/15/28	0.30%	HONIA	Monthly	(12,233)
Harmony Gold Mining Co. Ltd.	Merrill Lynch International		834,695	02/15/28	0.85%	1M JIBAR	Monthly	(44,383)
Henderson Land Development Co. Ltd.	JPMorgan Chase Bank N.A.		745,584	02/10/26	0.30%	HONIA	Monthly	83,247
HOCHTIEF AG	Merrill Lynch International		727,231	02/15/28	0.26%	1D ESTR	Monthly	42,481
HP, Inc.	Citibank N.A.		1,329,396	02/24/28	0.20%	1D OBFR01	Monthly	30,580
Huntington Ingalls Industries, Inc.	JPMorgan Chase Bank N.A.		1,094,736	02/09/26	0.20%	1D OBFR01	Monthly	64,272
IDP Education Ltd.	JPMorgan Chase Bank N.A.		746,485	02/10/26	0.25%	1D AONIA	Monthly	7,021
ING Groep NV	JPMorgan Chase Bank N.A.		2,078,740	02/11/26	0.26%	1D ESTR	Monthly	5,633
Inpex Corp.	Citibank N.A.		920,755	02/26/26	0.25%	1D P TONA	Monthly	(54,662)
Intermediate Capital Group PLC	Merrill Lynch International		886,494	02/15/28	0.25%	1D SONIA	Monthly	(13,792)
International Games System Co. Ltd.	Merrill Lynch International		765,877	02/15/28	0.40%	1D OBFR01	Monthly	(31,983)
Invesco Ltd.	Merrill Lynch International		888,317	02/15/28	0.20%	1D OBFR01	Monthly	56,306
Investor AB, B Shares	Citibank N.A.		1,893,036	02/26/26	0.26%	TN STIBOR	Monthly	53,878
Jabil, Inc.	JPMorgan Chase Bank N.A.		1,417,032	02/09/26	0.20%	1D OBFR01	Monthly	284,148
Japan Exchange Group, Inc.	Barclays Bank PLC		1,172,012	03/01/27	-	1D P TONA	Monthly	(51,632)
Japan Post Bank Co. Ltd.	JPMorgan Chase Bank N.A.		3,184,956	02/10/26	0.25%	1D P TONA	Monthly	34,110
Japan Post Holdings Co. Ltd.	Citibank N.A.		1,364,707	02/26/26	0.25%	1D P TONA	Monthly	1,470
Japan Tobacco, Inc.	Citibank N.A.		2,119,714	02/26/26	0.25%	1D P TONA	Monthly	(66,392)
JD.com, Inc., Class A	Merrill Lynch International		833,763	02/15/28	0.30%	HONIA	Monthly	(17,148)
Johnson & Johnson	Citibank N.A.		2,073,084	02/24/28	0.20%	1D OBFR01	Monthly	19,591
Kamigumi Co. Ltd.	Barclays Bank PLC		1,337,018	03/01/27	-	1D P TONA	Monthly	(5,962)
Kansai Paint Co. Ltd.	Barclays Bank PLC		1,040,595	03/01/27	-	1D P TONA	Monthly	32,952
Kawasaki Kisen Kaisha Ltd.	Barclays Bank PLC		749,023	03/01/27	-	1D P TONA	Monthly	150
KDDI Corp.	JPMorgan Chase Bank N.A.		852,024	02/10/26	0.25%	1D P TONA	Monthly	15,091
Keyence Corp.	Barclays Bank PLC		1,204,958	03/01/27	-	1D P TONA	Monthly	34,509

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Kinden Corp.	Barclays Bank PLC	USD	1,185,865	03/01/27	-	1D P TONA	Monthly	$ 21,591
Komatsu Ltd.	Citibank N.A.		1,658,942	02/26/26	0.25%	1D P TONA	Monthly	122,709
Kongsberg Gruppen ASA	Citibank N.A.		777,987	02/26/26	0.26%	NOWA	Monthly	5,311
Koninklijke Vopak NV	Barclays Bank PLC		919,626	04/01/26	0.26%	1D ESTR	Monthly	(744)
KT&G Corp.	JPMorgan Chase Bank N.A.		1,324,726	02/10/26	0.35%	1D OBFR01	Monthly	43,879
Kuehne + Nagel International AG, Registered Shares	Merrill Lynch International		1,436,348	02/15/28	0.26%	SSARON	Monthly	(72,128)
Kuraray Co. Ltd.	Barclays Bank PLC		1,650,212	03/01/27	-	1D P TONA	Monthly	34,697
Kyushu Electric Power Co., Inc.	Barclays Bank PLC		903,963	03/01/27	-	1D P TONA	Monthly	45,554
Kyushu Financial Group, Inc.	Merrill Lynch International		1,058,993	03/15/28	0.20%	1D P TONA	Monthly	5,341
Las Vegas Sands Corp.	Citibank N.A.		1,511,335	02/24/28	0.20%	1D OBFR01	Monthly	55,025
Lendlease Corp. Ltd.	JPMorgan Chase Bank N.A.		2,076,649	02/10/26	0.25%	1D AONIA	Monthly	(114,850)
Live Nation Entertainment, Inc.	Barclays Bank PLC		770,770	03/24/26	0.20%	1D OBFR01	Monthly	758
Lockheed Martin Corp.	Citibank N.A.		3,112,443	02/24/28	0.20%	1D OBFR01	Monthly	(55,719)
Logitech International SA, Registered Shares	Citibank N.A.		796,652	02/26/26	0.26%	SSARON	Monthly	28,577
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC		1,960,415	04/01/26	0.26%	1D ESTR	Monthly	(23,909)
LY Corp.	Citibank N.A.		910,889	02/26/26	0.15%	1D P TONA	Monthly	9,394
Macquarie Group Ltd.	JPMorgan Chase Bank N.A.		1,302,680	02/10/26	0.25%	1D AONIA	Monthly	66,012
Magellan Financial Group Ltd.	Merrill Lynch International		1,146,753	02/15/28	0.25%	1D AONIA	Monthly	16,679
MarketAxess Holdings, Inc.	Barclays Bank PLC		1,259,705	03/24/26	0.20%	1D OBFR01	Monthly	13,333
Masco Corp.	Citibank N.A.		767,990	02/24/28	0.20%	1D OBFR01	Monthly	17,202
Match Group, Inc.	Barclays Bank PLC		1,869,240	03/24/26	0.20%	1D OBFR01	Monthly	(3,484)
Merck KGaA	Citibank N.A.		1,146,399	02/26/26	0.26%	1D ESTR	Monthly	7,561
MGM China Holdings Ltd.	Merrill Lynch International		1,044,988	02/15/28	0.15%	HONIA	Monthly	190,123
MGM Resorts International	Citibank N.A.		594,511	02/24/28	-	1D OBFR01	Monthly	436
Mirvac Group	Merrill Lynch International		1,272,676	02/15/28	0.25%	1D AONIA	Monthly	(63,011)
MISUMI Group, Inc.	JPMorgan Chase Bank N.A.		1,194,659	02/10/26	0.25%	1D P TONA	Monthly	32,986
Mitsubishi UFJ Financial Group, Inc.	Barclays Bank PLC		1,056,819	03/01/27	-	1D P TONA	Monthly	12,054
Mitsui Mining & Smelting Co. Ltd.	Barclays Bank PLC		1,033,733	03/01/27	-	1D P TONA	Monthly	78,491
Morinaga & Co. Ltd.	Merrill Lynch International		1,177,213	03/15/28	0.25%	1D P TONA	Monthly	16,103
Mosaic Co. (The)	Citibank N.A.		1,160,488	02/24/28	0.20%	1D OBFR01	Monthly	14,168
Mr. Price Group Ltd.	JPMorgan Chase Bank N.A.		1,790,064	02/11/26	0.40%	1D RAONON	Monthly	(72,514)
MSCI, Inc.	Citibank N.A.		1,387,800	02/24/28	0.20%	1D OBFR01	Monthly	54,050
Murata Manufacturing Co. Ltd.	Citibank N.A.		1,411,005	02/26/26	0.25%	1D P TONA	Monthly	52,283
NatWest Group PLC	Barclays Bank PLC		814,277	04/01/26	0.25%	1D SONIA	Monthly	7,409
NAVER Corp.	Merrill Lynch International		667,125	02/15/28	0.40%	1D OBFR01	Monthly	167,871
NetEase, Inc.	Merrill Lynch International		901,855	02/15/28	0.30%	HONIA	Monthly	25,203
Nichirei Corp.	Citibank N.A.		1,728,109	02/26/26	0.24%	1D P TONA	Monthly	2,361
Nihon Kohden Corp.	Barclays Bank PLC		1,424,819	03/01/27	-	1D P TONA	Monthly	11,636
Nippon Yusen KK	Barclays Bank PLC		1,084,056	03/01/27	-	1D P TONA	Monthly	20,375
Nissan Chemical Corp.	Citibank N.A.		1,803,510	02/26/26	0.23%	1D P TONA	Monthly	72,090
Northrop Grumman Corp.	Merrill Lynch International		1,044,792	02/15/28	0.20%	1D OBFR01	Monthly	5,166
Novartis AG, Registered Shares	Barclays Bank PLC		1,252,880	04/01/26	0.26%	SSARON	Monthly	9,442
Novo Nordisk A/S, Class B	JPMorgan Chase Bank N.A.		779,649	02/11/26	0.26%	DESTR	Monthly	(121,355)
NXP Semiconductors NV	Citibank N.A.		1,481,238	02/24/28	0.20%	1D OBFR01	Monthly	48,192
Obayashi Corp.	Barclays Bank PLC		862,926	03/01/27	-	1D P TONA	Monthly	(15,940)
Olympus Corp.	Citibank N.A.		1,469,653	02/26/26	0.19%	1D P TONA	Monthly	(141,657)
Orange SA	Barclays Bank PLC		2,371,689	04/01/26	0.26%	1D ESTR	Monthly	35,888
Orsted AS	Merrill Lynch International		568,889	02/15/28	0.26%	1W CIBOR	Monthly	(17,483)
Otis Worldwide Corp.	Citibank N.A.		1,238,142	02/24/28	0.20%	1D OBFR01	Monthly	39,216
Partners Group Holding AG	Merrill Lynch International		2,813,900	02/15/28	0.26%	SSARON	Monthly	64,417
Paychex, Inc.	Barclays Bank PLC		2,003,782	03/24/26	0.20%	1D OBFR01	Monthly	3,566
PayPal Holdings, Inc.	Merrill Lynch International		932,154	02/15/28	0.20%	1D OBFR01	Monthly	26,574
PepsiCo, Inc.	Barclays Bank PLC		1,678,170	03/24/26	0.20%	1D OBFR01	Monthly	38,350
Philip Morris International, Inc.	Barclays Bank PLC		1,072,710	03/24/26	0.20%	1D OBFR01	Monthly	(16,356)
PNC Financial Services Group, Inc. (The)	Barclays Bank PLC		1,879,800	03/24/26	0.20%	1D OBFR01	Monthly	58,968
Porto Seguro SA	Merrill Lynch International		1,235,252	02/15/28	0.40%	1D OBFR01	Monthly	30,830
Powszechny Zaklad Ubezpieczen SA	Merrill Lynch International		1,163,475	02/15/28	0.45%	1D OBFR01	Monthly	81,607
Principal Financial Group, Inc.	Citibank N.A.		2,196,172	02/24/28	0.20%	1D OBFR01	Monthly	59,640
Progressive Corp. (The)	Merrill Lynch International		1,838,367	02/15/28	0.20%	1D OBFR01	Monthly	2,967

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Prosus NV	Barclays Bank PLC	USD	1,941,055	04/01/26	0.26%	1D ESTR	Monthly	$ 230
Realtek Semiconductor Corp.	JPMorgan Chase Bank N.A.		1,242,817	02/10/26	0.35%	1D OBFR01	Monthly	38,969
Rightmove PLC	Merrill Lynch International		793,941	02/15/28	0.25%	1D SONIA	Monthly	17,816
Rolls-Royce Holdings PLC	Citibank N.A.		1,210,907	02/26/26	0.25%	1D SONIA	Monthly	107,732
Sampo Oyj, A Shares	Barclays Bank PLC		1,336,118	04/01/26	0.26%	1D ESTR	Monthly	(491)
Santen Pharmaceutical Co. Ltd.	Merrill Lynch International		793,890	03/15/28	0.25%	1D P TONA	Monthly	(8,970)
Santos Ltd.	JPMorgan Chase Bank N.A.		532,568	02/10/26	0.25%	1D AONIA	Monthly	80,018
SEEK Ltd.	Merrill Lynch International		1,221,561	02/15/28	0.25%	1D AONIA	Monthly	3,354
SGS SA, Registered Shares	Citibank N.A.		915,967	02/26/26	0.26%	SSARON	Monthly	(12,300)
Shenzhou International Group Holdings Ltd.	JPMorgan Chase Bank N.A.		704,824	02/10/26	0.30%	HONIA	Monthly	22,856
Shimizu Corp.	Citibank N.A.		1,518,720	02/26/26	0.25%	1D P TONA	Monthly	14,889
SHO-BOND Holdings Co. Ltd.	Barclays Bank PLC		1,545,812	03/01/27	-	1D P TONA	Monthly	15,543
Siemens Energy AG	Barclays Bank PLC		740,582	04/01/26	0.26%	1D ESTR	Monthly	100,961
Singapore Technologies Engineering Ltd.	JPMorgan Chase Bank N.A.		1,058,998	02/10/26	0.30%	1D OBFR01	Monthly	(17,224)
Skanska AB, B Shares	JPMorgan Chase Bank N.A.		1,683,894	02/11/26	0.26%	TN STIBOR	Monthly	(78,896)
Sodexo SA	Citibank N.A.		600,861	02/26/26	0.26%	1D ESTR	Monthly	2,295
Steel Dynamics, Inc.	Merrill Lynch International		801,498	02/15/28	0.20%	1D OBFR01	Monthly	4,965
Swire Pacific Ltd., Class A	Merrill Lynch International		1,079,171	02/15/28	0.30%	HONIA	Monthly	(20,515)
Symrise AG	Merrill Lynch International		1,124,479	02/15/28	0.26%	1D ESTR	Monthly	(107,294)
T Rowe Price Group, Inc.	Citibank N.A.		982,892	02/24/28	-	1D OBFR01	Monthly	1,408
Takashimaya Co. Ltd.	JPMorgan Chase Bank N.A.		1,332,107	02/10/26	0.19%	1D P TONA	Monthly	37,964
TC Energy Corp.	Citibank N.A.		1,171,153	02/24/28	0.20%	1D CORRA	Monthly	29,807
Techtronic Industries Co. Ltd.	Merrill Lynch International		691,597	02/15/28	0.30%	HONIA	Monthly	(18,524)
Teck Resources Ltd., Class B	Merrill Lynch International		1,506,867	02/15/28	0.20%	CABROVER	Monthly	54,141
Telenor ASA	Barclays Bank PLC		1,690,271	05/04/26	0.28%	NOWA	Monthly	25,785
Telix Pharmaceuticals Ltd.	Merrill Lynch International		616,660	02/15/28	0.25%	1D AONIA	Monthly	(28,771)
Textron, Inc.	Barclays Bank PLC		2,890,750	03/24/26	0.20%	1D OBFR01	Monthly	104,067
Toei Animation Co. Ltd.	Citibank N.A.		722,100	02/26/26	0.25%	1D P TONA	Monthly	3,036
TOTO Ltd.	Merrill Lynch International		1,148,827	03/15/28	0.25%	1D P TONA	Monthly	(575)
Toyota Tsusho Corp.	Citibank N.A.		976,877	02/26/26	0.25%	1D P TONA	Monthly	42,429
TPG Telecom Ltd.	Merrill Lynch International		2,576,052	02/15/28	0.25%	1D AONIA	Monthly	(51,758)
Tractor Supply Co.	Merrill Lynch International		1,024,391	02/15/28	0.20%	1D OBFR01	Monthly	20,455
TransDigm Group, Inc.	Citibank N.A.		1,323,612	02/24/28	0.20%	1D OBFR01	Monthly	44,964
Transurban Group	Merrill Lynch International		3,981,468	02/15/28	0.25%	1D AONIA	Monthly	(144,667)
Trend Micro, Inc./Japan	Barclays Bank PLC		1,053,659	03/01/27	-	1D P TONA	Monthly	11,495
Unimicron Technology Corp.	JPMorgan Chase Bank N.A.		1,619	02/10/26	0.35%	1D OBFR01	Monthly	5
Universal Health Services, Inc., Class B	Barclays Bank PLC		850,248	03/24/26	0.20%	1D OBFR01	Monthly	37,387
Universal Music Group NV	Citibank N.A.		1,146,481	02/26/26	0.26%	1D ESTR	Monthly	8,403
UOL Group Ltd.	JPMorgan Chase Bank N.A.		1,368,674	02/10/26	0.30%	1D OBFR01	Monthly	26,253
Ushio, Inc.	Barclays Bank PLC		739,784	03/01/27	-	1D P TONA	Monthly	31,637
Valero Energy Corp.	JPMorgan Chase Bank N.A.		825,946	02/09/26	0.20%	1D OBFR01	Monthly	(19,426)
Valterra Platinum Ltd.	Merrill Lynch International		679,205	02/15/28	0.85%	1M JIBAR	Monthly	77,755
VeriSign, Inc.	Citibank N.A.		820,381	02/24/28	0.20%	1D OBFR01	Monthly	17,139
Verizon Communications, Inc.	Barclays Bank PLC		1,957,032	03/24/26	0.20%	1D OBFR01	Monthly	42,042
Vestas Wind Systems A/S	JPMorgan Chase Bank N.A.		1,085,225	02/11/26	0.26%	DESTR	Monthly	(146,415)
Viatris, Inc.	Barclays Bank PLC		1,382,370	03/24/26	0.20%	1D OBFR01	Monthly	12,496
Vivendi SE	Merrill Lynch International		1,441,926	02/15/28	0.26%	1D ESTR	Monthly	(16,913)
Vonovia SE	Citibank N.A.		1,028,432	02/26/26	0.26%	1D ESTR	Monthly	(3,829)
Walgreens Boots Alliance, Inc.	JPMorgan Chase Bank N.A.		713,658	02/09/26	-	1D OBFR01	Monthly	398
Weichai Power Co. Ltd., Class H	Merrill Lynch International		606,251	02/15/28	0.15%	HONIA	Monthly	(23,950)
Wells Fargo & Co.	Barclays Bank PLC		1,147,449	03/24/26	0.20%	1D OBFR01	Monthly	46,339
Western Digital Corp.	Citibank N.A.		665,446	02/24/28	-	1D OBFR01	Monthly	50
WH Group Ltd.	JPMorgan Chase Bank N.A.		818,554	02/10/26	0.30%	HONIA	Monthly	19,464
Workday, Inc., Class A	Merrill Lynch International		1,027,058	02/15/28	0.20%	1D OBFR01	Monthly	(19,058)
Worley Ltd.	Merrill Lynch International		1,236,045	02/15/28	0.25%	1D AONIA	Monthly	(43,415)
Yamaha Corp.	Citibank N.A.		1,304,414	02/26/26	0.15%	1D P TONA	Monthly	60,757
Yum China Holdings, Inc.	Citibank N.A.		861,616	02/24/28	0.20%	1D OBFR01	Monthly	14,700
Zimmer Biomet Holdings, Inc.	Barclays Bank PLC		1,436,550	03/24/26	0.20%	1D OBFR01	Monthly	(4,553)
Total long positions of equity swaps								2,811,956

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b)
Abbott Laboratories	Citibank N.A.	USD	(1,425,882)	02/24/28	(0.15)%	1D OBFR01	Monthly	$ (29,425)
ABN AMRO Bank NV	Barclays Bank PLC		(1,418,063)	04/01/26	(0.26)%	1D ESTR	Monthly	(23,691)
AddTech AB, B Shares	JPMorgan Chase Bank N.A.		(826,881)	02/11/26	(0.26)%	TN STIBOR	Monthly	35,957
Aeon Co. Ltd.	Merrill Lynch International		(1,773,620)	03/15/28	(0.64)%	1D P TONA	Monthly	24,265
AGC, Inc.	Barclays Bank PLC		(882,019)	03/01/27	(0.20)%	1D P TONA	Monthly	4,882
AGC, Inc.	Merrill Lynch International		(533,595)	03/15/28	(0.15)%	1D P TONA	Monthly	(314)
Airtel Africa PLC	Citibank N.A.		(1,428,216)	02/26/26	(0.25)%	1D SONIA	Monthly	(70,526)
Akamai Technologies, Inc.	Citibank N.A.		(669,553)	02/24/28	-	1D OBFR01	Monthly	(431)
Alexandria Real Estate Equities, Inc.	Merrill Lynch International		(1,656,192)	02/15/28	(0.15)%	1D OBFR01	Monthly	228
Alfa SAB de CV, Class A	Merrill Lynch International		(1,241,552)	02/15/28	(0.50)%	TIIEFONDEO	Monthly	29,748
Alstom SA	JPMorgan Chase Bank N.A.		(765,333)	02/11/26	(0.26)%	1D ESTR	Monthly	(46,932)
Amadeus IT Group SA	Merrill Lynch International		(1,447,480)	02/15/28	(0.26)%	1D ESTR	Monthly	2,820
America Movil SAB de CV	JPMorgan Chase Bank N.A.		(750,699)	02/10/26	(0.50)%	TIIEFONDEO	Monthly	(36,545)
AMETEK, Inc.	Barclays Bank PLC		(1,506,880)	03/24/26	(0.15)%	1D OBFR01	Monthly	(31,280)
Anheuser-Busch InBev SA/NV	Citibank N.A.		(922,431)	02/26/26	(0.05)%	1D ESTR	Monthly	48,667
Ansell Ltd.	JPMorgan Chase Bank N.A.		(1,754,798)	02/10/26	(0.25)%	1D AONIA	Monthly	44,170
Aozora Bank Ltd.	Barclays Bank PLC		(791,468)	03/01/27	(1.50)%	1D P TONA	Monthly	(16,020)
Aozora Bank Ltd.	JPMorgan Chase Bank N.A.		(102,102)	02/10/26	(1.39)%	1D P TONA	Monthly	(1,460)
AppLovin Corp., Class A	Citibank N.A.		(638,577)	02/24/28	(0.15)%	1D OBFR01	Monthly	(26,575)
Arkema SA	Barclays Bank PLC		(1,586,987)	04/01/26	(0.26)%	1D ESTR	Monthly	(89,262)
Asics Corp.	Merrill Lynch International		(526,510)	03/15/28	(0.15)%	1D P TONA	Monthly	(42,149)
Aspen Pharmacare Holdings Ltd.	Merrill Lynch International		(1,316,496)	02/15/28	(0.35)%	1M JIBAR	Monthly	10,484
Atlantic Union Bankshares Corp.	JPMorgan Chase Bank N.A.		(245,079)	02/09/26	(0.15)%	1D OBFR01	Monthly	157
AutoZone, Inc.	Merrill Lynch International		(1,080,951)	02/15/28	(0.15)%	1D OBFR01	Monthly	(32,718)
Axon Enterprise, Inc.	Barclays Bank PLC		(626,592)	03/24/26	(0.15)%	1D OBFR01	Monthly	(35,760)
Bachem Holding AG	Merrill Lynch International		(948,623)	02/15/28	(0.26)%	SSARON	Monthly	(70,954)
Bank of Montreal	Citibank N.A.		(1,721,417)	02/24/28	(0.20)%	1D CORRA	Monthly	(73,877)
Bank of Queensland Ltd.	JPMorgan Chase Bank N.A.		(1,256,589)	02/10/26	(0.25)%	1D AONIA	Monthly	45,339
Barratt Redrow PLC	Citibank N.A.		(1,902,487)	02/26/26	(0.25)%	1D SONIA	Monthly	20,132
Barry Callebaut AG, Registered Shares	Barclays Bank PLC		(1,003,844)	04/01/26	(0.26)%	SSARON	Monthly	20,082
BASF SE	Barclays Bank PLC		(2,426,426)	04/01/26	(0.26)%	1D ESTR	Monthly	(41,604)
Baxter International, Inc.	JPMorgan Chase Bank N.A.		(1,073,580)	02/09/26	(0.15)%	1D OBFR01	Monthly	19,836
BE Semiconductor Industries NV	Merrill Lynch International		(1,241,677)	02/15/28	(0.26)%	1D ESTR	Monthly	384
Bendigo & Adelaide Bank Ltd.	JPMorgan Chase Bank N.A.		(1,644,059)	02/10/26	(0.25)%	1D AONIA	Monthly	24,426
Berkshire Hathaway, Inc., Class B	Citibank N.A.		(1,755,972)	02/24/28	(0.15)%	1D OBFR01	Monthly	7,200
BKW AG	Barclays Bank PLC		(2,052,159)	04/01/26	(0.26)%	SSARON	Monthly	13,137
Brookfield Asset Management Ltd., Class A	Citibank N.A.		(2,571,520)	02/24/28	(0.20)%	1D CORRA	Monthly	(40,900)
Brown-Forman Corp., Class B	Citibank N.A.		(985,056)	02/24/28	(0.15)%	1D OBFR01	Monthly	(15,996)
BT Group PLC	Citibank N.A.		(1,005,729)	02/26/26	(0.25)%	1D SONIA	Monthly	(13,028)
Builders FirstSource, Inc.	Barclays Bank PLC		(643,302)	03/24/26	(0.15)%	1D OBFR01	Monthly	13,176
Canadian Pacific Kansas City Ltd.	Merrill Lynch International		(993,381)	02/15/28	(0.20)%	CABROVER	Monthly	24,190
CapitaLand Investment Ltd./Singapore	Merrill Lynch International		(1,662,037)	02/15/28	(0.30)%	1D OBFR01	Monthly	(58,852)
Central Japan Railway Co.	Barclays Bank PLC		(785,814)	03/01/27	(0.20)%	1D P TONA	Monthly	(23,422)
CH Robinson Worldwide, Inc.	Merrill Lynch International		(1,033,790)	02/15/28	(0.15)%	1D OBFR01	Monthly	(21,660)
Challenger Ltd.	JPMorgan Chase Bank N.A.		(970,107)	02/10/26	(0.25)%	1D AONIA	Monthly	(24,001)
China Everbright Bank Co. Ltd., Class H	Merrill Lynch International		(923,961)	02/15/28	(0.30)%	HONIA	Monthly	(2,363)
China Life Insurance Co. Ltd., Class H	Merrill Lynch International		(1,311,700)	02/15/28	(0.15)%	HONIA	Monthly	(37,148)
Church & Dwight Co., Inc.	Barclays Bank PLC		(1,182,790)	03/24/26	(0.15)%	1D OBFR01	Monthly	10,248
Cigna Group (The)	Citibank N.A.		(923,101)	02/24/28	-	1D OBFR01	Monthly	(2,522)
Coinbase Global, Inc., Class A	Citibank N.A.		(645,939)	02/24/28	(0.15)%	1D OBFR01	Monthly	(90,090)
Commerzbank AG	Barclays Bank PLC		(925,162)	04/01/26	(0.26)%	1D ESTR	Monthly	42,797
Commonwealth Bank of Australia	JPMorgan Chase Bank N.A.		(1,161,898)	02/10/26	(0.25)%	1D AONIA	Monthly	(18,672)
Community Financial System, Inc.	JPMorgan Chase Bank N.A.		(400,775)	02/09/26	(0.15)%	1D OBFR01	Monthly	2,799
Constellation Energy Corp.	Barclays Bank PLC		(788,025)	03/24/26	(0.15)%	1D OBFR01	Monthly	(18,875)
Continental AG	Barclays Bank PLC		(663,195)	04/01/26	(0.26)%	1D ESTR	Monthly	(116)
ConvaTec Group PLC	Barclays Bank PLC		(1,994,937)	04/01/26	(0.25)%	1D SONIA	Monthly	8,471
Corning, Inc.	Merrill Lynch International		(807,402)	02/15/28	(0.15)%	1D OBFR01	Monthly	(28,779)
Cosan SA	Merrill Lynch International		(853,960)	02/15/28	(0.40)%	1D OBFR01	Monthly	10,396
CoStar Group, Inc.	Citibank N.A.		(1,512,756)	02/24/28	(0.15)%	1D OBFR01	Monthly	(6,804)
Credit Agricole SA	Citibank N.A.		(1,289,191)	02/26/26	(0.26)%	1D ESTR	Monthly	(48,332)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
CVB Financial Corp.	JPMorgan Chase Bank N.A.	USD	(361,281)	02/09/26	(0.15)%	1D OBFR01	Monthly	$ (11,879)
Dai Nippon Printing Co. Ltd.	Barclays Bank PLC		(493,604)	03/01/27	(0.20)%	1D P TONA	Monthly	(19,475)
Dai Nippon Printing Co. Ltd.	Merrill Lynch International		(550,332)	03/15/28	(0.15)%	1D P TONA	Monthly	(17,394)
Daito Trust Construction Co. Ltd.	Barclays Bank PLC		(111,385)	03/01/27	(0.20)%	1D P TONA	Monthly	2,467
Daito Trust Construction Co. Ltd.	Merrill Lynch International		(990,591)	03/15/28	(0.15)%	1D P TONA	Monthly	10,324
Danone SA	JPMorgan Chase Bank N.A.		(2,689,133)	02/11/26	(0.26)%	1D ESTR	Monthly	160,792
Davide Campari-Milano NV	Merrill Lynch International		(916,237)	02/15/28	(0.26)%	1D ESTR	Monthly	(4,077)
Demant A/S	Merrill Lynch International		(694,313)	02/15/28	(0.26)%	1W CIBOR	Monthly	29,986
Denka Co. Ltd.	Barclays Bank PLC		(2,303,307)	03/01/27	(0.20)%	1D P TONA	Monthly	(123,215)
Deutsche Post AG	Barclays Bank PLC		(993,634)	04/01/26	(0.26)%	1D ESTR	Monthly	11,653
DiaSorin SpA	Citibank N.A.		(1,027,824)	02/26/26	(0.26)%	1D ESTR	Monthly	34,692
Disco Corp.	Barclays Bank PLC		(725,343)	03/01/27	(0.20)%	1D P TONA	Monthly	(104,139)
DMG Mori Co. Ltd.	Barclays Bank PLC		(131,188)	03/01/27	(0.20)%	1D P TONA	Monthly	(9,175)
DMG Mori Co. Ltd.	Merrill Lynch International		(747,238)	03/15/28	(0.15)%	1D P TONA	Monthly	(48,918)
Dollar Tree, Inc.	Citibank N.A.		(954,845)	02/24/28	(0.15)%	1D OBFR01	Monthly	13,965
Dollarama, Inc.	Merrill Lynch International		(776,038)	02/15/28	(0.20)%	CABROVER	Monthly	1,091
Domain Holdings Australia Ltd.	JPMorgan Chase Bank N.A.		(1,275,894)	02/10/26	(0.25)%	1D AONIA	Monthly	(8,794)
Dover Corp.	Barclays Bank PLC		(2,432,161)	03/24/26	(0.15)%	1D OBFR01	Monthly	(78,090)
DWS Group GmbH & Co. KGaA	Merrill Lynch International		(1,235,622)	02/15/28	(0.26)%	1D ESTR	Monthly	(68,890)
Ecolab, Inc.	Citibank N.A.		(2,101,005)	02/24/28	(0.15)%	1D OBFR01	Monthly	(27,571)
Elevance Health, Inc.	Citibank N.A.		(1,154,502)	02/24/28	(0.15)%	1D OBFR01	Monthly	(51,274)
Endesa SA	Merrill Lynch International		(1,530,223)	02/15/28	(0.26)%	1D ESTR	Monthly	(2,851)
Energisa S/A	Merrill Lynch International		(997,214)	02/15/28	(0.40)%	1D OBFR01	Monthly	(28,682)
Engie Brasil Energia SA	Merrill Lynch International		(716,768)	02/15/28	(15.00)%	1D OBFR01	Monthly	(85,518)
Eurofins Scientific SE	Barclays Bank PLC		(1,396,347)	04/01/26	(0.26)%	1D ESTR	Monthly	(21,833)
Evolution Mining Ltd.	JPMorgan Chase Bank N.A.		(1,090,499)	02/10/26	(0.25)%	1D AONIA	Monthly	57,050
Expand Energy Corp.	Citibank N.A.		(2,586,885)	02/24/28	(0.15)%	1D OBFR01	Monthly	96,063
Exxon Mobil Corp.	Citibank N.A.		(1,676,100)	02/24/28	(0.15)%	1D OBFR01	Monthly	59,100
Far EasTone Telecommunications Co. Ltd.	JPMorgan Chase Bank N.A.		(3,095)	02/10/26	(0.35)%	1D OBFR01	Monthly	29
Fastenal Co.	JPMorgan Chase Bank N.A.		(1,087,151)	02/09/26	(0.15)%	1D OBFR01	Monthly	3,551
FedEx Corp.	Citibank N.A.		(1,479,298)	02/24/28	-	1D OBFR01	Monthly	1,783
Food & Life Cos. Ltd.	Merrill Lynch International		(1,206,108)	03/15/28	(0.15)%	1D P TONA	Monthly	(77,654)
Formosa Chemicals & Fibre Corp.	JPMorgan Chase Bank N.A.		(242,938)	02/10/26	(0.63)%	1D OBFR01	Monthly	17,068
Formosa Plastics Corp.	JPMorgan Chase Bank N.A.		(854,843)	02/10/26	(0.19)%	1D OBFR01	Monthly	10,700
Fresenius SE & Co. KGaA	Citibank N.A.		(1,333,401)	02/26/26	-	1D ESTR	Monthly	(30,347)
Fujitsu Ltd.	Barclays Bank PLC		(515,053)	03/01/27	(0.20)%	1D P TONA	Monthly	(23,505)
Fujitsu Ltd.	Merrill Lynch International		(1,508,437)	03/15/28	(0.15)%	1D P TONA	Monthly	(15,053)
Genting Singapore Ltd.	Merrill Lynch International		(1,633,504)	02/15/28	(0.30)%	1D OBFR01	Monthly	(23,497)
Genuine Parts Co.	Citibank N.A.		(897,546)	02/24/28	(0.15)%	1D OBFR01	Monthly	(148)
Georg Fischer AG, Registered Shares	Barclays Bank PLC		(1,332,661)	04/01/26	(0.26)%	SSARON	Monthly	(58,699)
GoDaddy, Inc., Class A	Barclays Bank PLC		(815,120)	03/24/26	(0.15)%	1D OBFR01	Monthly	(13,156)
Great-West Lifeco, Inc.	Merrill Lynch International		(867,728)	02/15/28	-	CABROVER	Monthly	599
Grupo Carso SAB de CV	Merrill Lynch International		(460,619)	02/15/28	(0.50)%	TIIEFONDEO	Monthly	(12,704)
Hang Lung Properties Ltd.	Merrill Lynch International		(1,004,552)	02/15/28	(0.15)%	HONIA	Monthly	(79,978)
Hankyu Hanshin Holdings, Inc.	Barclays Bank PLC		(1,089,346)	03/01/27	(0.20)%	1D P TONA	Monthly	(719)
Hannover Rueck SE	Merrill Lynch International		(1,686,938)	02/15/28	(0.26)%	1D ESTR	Monthly	16,837
Harmonic Drive Systems, Inc.	Barclays Bank PLC		(474,313)	03/01/27	(0.20)%	1D P TONA	Monthly	(33,227)
Heidelberg Materials AG	Citibank N.A.		(715,617)	02/26/26	(0.26)%	1D ESTR	Monthly	(85,072)
Heineken NV	Citibank N.A.		(751,344)	02/26/26	(0.26)%	1D ESTR	Monthly	9,779
Heiwa Corp.	Barclays Bank PLC		(860,031)	03/01/27	(0.71)%	1D P TONA	Monthly	(8,906)
Heiwa Corp.	Merrill Lynch International		(113,607)	03/15/28	(0.15)%	1D P TONA	Monthly	(3,029)
Hikari Tsushin, Inc.	Barclays Bank PLC		(669,532)	03/01/27	(0.20)%	1D P TONA	Monthly	(9,580)
Hikari Tsushin, Inc.	Merrill Lynch International		(116,001)	03/15/28	(0.15)%	1D P TONA	Monthly	(2,106)
Honda Motor Co. Ltd.	Barclays Bank PLC		(244,503)	03/01/27	(0.20)%	1D P TONA	Monthly	2,467
Honda Motor Co. Ltd.	Merrill Lynch International		(609,641)	03/15/28	(0.15)%	1D P TONA	Monthly	19,499
Host Hotels & Resorts, Inc.	Citibank N.A.		(1,701,583)	02/24/28	(0.15)%	1D OBFR01	Monthly	44,239
House Foods Group, Inc.	Merrill Lynch International		(509,047)	03/15/28	(0.15)%	1D P TONA	Monthly	(6,415)
Howden Joinery Group PLC	Citibank N.A.		(1,328,216)	02/26/26	(0.25)%	1D SONIA	Monthly	(28,832)
Hua Nan Financial Holdings Co. Ltd.	JPMorgan Chase Bank N.A.		(845,444)	02/10/26	(0.36)%	1D OBFR01	Monthly	(24,956)
Hubbell, Inc.	Barclays Bank PLC		(1,026,194)	03/24/26	(0.15)%	1D OBFR01	Monthly	(35,672)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Ibiden Co. Ltd.	Merrill Lynch International	USD	(650,001)	03/15/28	(0.15)%	1D P TONA	Monthly	$ (39,221)
IHI Corp.	Merrill Lynch International		(727,008)	03/15/28	(0.15)%	1D P TONA	Monthly	13,127
IMI PLC	Citibank N.A.		(1,498,827)	02/26/26	(0.25)%	1D SONIA	Monthly	(52,154)
Informa PLC	Barclays Bank PLC		(1,285,867)	04/01/26	(0.25)%	1D SONIA	Monthly	(26,070)
Ingersoll Rand, Inc.	JPMorgan Chase Bank N.A.		(1,185,132)	02/09/26	(0.15)%	1D OBFR01	Monthly	3,976
Innolux Corp.	JPMorgan Chase Bank N.A.		(73,658)	02/10/26	(0.24)%	1D OBFR01	Monthly	1,391
Insignia Financial Ltd.	JPMorgan Chase Bank N.A.		(519,592)	02/10/26	(0.25)%	1D AONIA	Monthly	(9,566)
Intel Corp.	Merrill Lynch International		(713,456)	02/15/28	(0.15)%	1D OBFR01	Monthly	(57,104)
Intercontinental Exchange, Inc.	Barclays Bank PLC		(1,815,273)	03/24/26	(0.15)%	1D OBFR01	Monthly	(37,774)
International Paper Co.	Barclays Bank PLC		(83,874)	04/01/26	(0.75)%	1D SONIA	Monthly	(1,486)
International Paper Co.	JPMorgan Chase Bank N.A.		(738,350)	02/11/26	(0.50)%	1D SONIA	Monthly	19,125
International Paper Co.	Merrill Lynch International		(2,049,520)	02/15/28	(0.15)%	1D OBFR01	Monthly	(11,000)
Investment AB Latour, B Shares	Citibank N.A.		(779,801)	02/26/26	(0.26)%	TN STIBOR	Monthly	(24,644)
Invincible Investment Corp.	Barclays Bank PLC		(540,815)	03/01/27	(1.06)%	1D P TONA	Monthly	24,059
Invincible Investment Corp.	Merrill Lynch International		(222,909)	03/15/28	(0.15)%	1D P TONA	Monthly	7,594
iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.		(10,250,949)	02/24/28	(0.07)%	1D OBFR01	Monthly	(89,752)
iShares iBoxx $ Investment Grade Corporate Bond ETF	JPMorgan Chase Bank N.A.		(12,275,012)	02/09/26	(0.48)%	1D OBFR01	Monthly	(271,277)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Merrill Lynch International		(9,251,663)	02/15/28	(0.50)%	1D OBFR01	Monthly	(172,824)
iShares Preferred & Income Securities ETF	Merrill Lynch International		(13,191,030)	02/15/28	(0.50)%	1D OBFR01	Monthly	(200,790)
Itausa SA	JPMorgan Chase Bank N.A.		(1,470,640)	02/10/26	(0.40)%	1D OBFR01	Monthly	(23,192)
ITOCHU Corp.	Barclays Bank PLC		(794,127)	03/01/27	(0.20)%	1D P TONA	Monthly	(7,058)
J M Smucker Co. (The)	Barclays Bank PLC		(817,572)	03/24/26	(0.15)%	1D OBFR01	Monthly	(7,308)
Japan Steel Works Ltd. (The)	Barclays Bank PLC		(663,696)	03/01/27	(0.20)%	1D P TONA	Monthly	(39,993)
JFE Holdings, Inc.	Barclays Bank PLC		(1,439,147)	03/01/27	(0.51)%	1D P TONA	Monthly	(32,385)
JFE Holdings, Inc.	Merrill Lynch International		(272,572)	03/15/28	(0.15)%	1D P TONA	Monthly	1,531
Johnson Controls International PLC	Barclays Bank PLC		(1,539,915)	03/24/26	(0.15)%	1D OBFR01	Monthly	(33,823)
Kadokawa Corp.	Barclays Bank PLC		(802,876)	03/01/27	(0.20)%	1D P TONA	Monthly	(23,821)
Kagome Co. Ltd.	Barclays Bank PLC		(734,003)	03/01/27	(0.20)%	1D P TONA	Monthly	(836)
Kawasaki Heavy Industries Ltd.	Merrill Lynch International		(622,395)	03/15/28	(0.15)%	1D P TONA	Monthly	(12,625)
Keio Corp.	Barclays Bank PLC		(1,187,940)	03/01/27	(0.20)%	1D P TONA	Monthly	8,869
Kering SA	Barclays Bank PLC		(1,447,112)	04/01/26	(0.26)%	1D ESTR	Monthly	(77,878)
KeyCorp	Barclays Bank PLC		(2,511,427)	03/24/26	(0.15)%	1D OBFR01	Monthly	(141,639)
KGI Financial Holding Co. Ltd.	JPMorgan Chase Bank N.A.		(604,300)	02/10/26	(0.18)%	1D OBFR01	Monthly	89,822
KKR & Co., Inc.	Citibank N.A.		(1,734,388)	02/24/28	(0.15)%	1D OBFR01	Monthly	(154,638)
Klabin SA	Merrill Lynch International		(1,065,058)	02/15/28	(0.40)%	1D OBFR01	Monthly	(22,479)
Koninklijke Ahold Delhaize NV	Merrill Lynch International		(1,741,646)	02/15/28	(0.26)%	1D ESTR	Monthly	16,692
Kuaishou Technology	Merrill Lynch International		(827,987)	02/15/28	(0.15)%	HONIA	Monthly	(60,077)
Kyocera Corp.	Merrill Lynch International		(1,121,365)	03/15/28	(0.15)%	1D P TONA	Monthly	(14,815)
Kyowa Kirin Co. Ltd.	Barclays Bank PLC		(1,184,957)	03/01/27	(0.20)%	1D P TONA	Monthly	7,288
Li Auto, Inc., Class A	Merrill Lynch International		(919,354)	02/15/28	(0.15)%	HONIA	Monthly	33,533
Lifco AB, B Shares	Citibank N.A.		(924,643)	02/26/26	(0.26)%	TN STIBOR	Monthly	632
LKQ Corp.	Citibank N.A.		(758,408)	02/24/28	(0.15)%	1D OBFR01	Monthly	7,105
Lynas Rare Earths Ltd.	JPMorgan Chase Bank N.A.		(1,221,276)	02/10/26	(0.25)%	1D AONIA	Monthly	65,272
M&T Bank Corp.	Citibank N.A.		(1,314,680)	02/24/28	(0.15)%	1D OBFR01	Monthly	(23,851)
MatsukiyoCocokara & Co.	Barclays Bank PLC		(1,155,923)	03/01/27	(0.20)%	1D P TONA	Monthly	(10,426)
Mercari, Inc.	Barclays Bank PLC		(116,065)	03/01/27	(0.20)%	1D P TONA	Monthly	3,130
Mercari, Inc.	Merrill Lynch International		(603,092)	03/15/28	(0.15)%	1D P TONA	Monthly	3,239
Mid-America Apartment Communities, Inc.	Merrill Lynch International		(1,226,146)	02/15/28	(0.15)%	1D OBFR01	Monthly	12,464
Mineral Resources Ltd.	JPMorgan Chase Bank N.A.		(1,343,812)	02/10/26	(0.25)%	1D AONIA	Monthly	140,432
Mitsubishi Chemical Group Corp.	Barclays Bank PLC		(1,168,959)	03/01/27	(0.20)%	1D P TONA	Monthly	(32,042)
Mitsubishi HC Capital, Inc.	Barclays Bank PLC		(1,182,359)	03/01/27	(0.20)%	1D P TONA	Monthly	(15,557)
Mitsubishi Heavy Industries Ltd.	Merrill Lynch International		(731,300)	03/15/28	(0.15)%	1D P TONA	Monthly	(4,417)
MMG Ltd.	JPMorgan Chase Bank N.A.		(1,298,011)	02/10/26	(0.18)%	HONIA	Monthly	(228,535)
Moncler SpA	Citibank N.A.		(917,119)	02/26/26	(0.26)%	1D ESTR	Monthly	(6,954)
MTR Corp. Ltd.	Merrill Lynch International		(1,847,655)	02/15/28	(0.30)%	HONIA	Monthly	(15,019)
MultiChoice Group	JPMorgan Chase Bank N.A.		(1,067,980)	02/11/26	(0.40)%	1D RAONON	Monthly	(20,671)
MultiChoice Group	Merrill Lynch International		(491,115)	02/15/28	(0.35)%	1M JIBAR	Monthly	(29,920)
Nan Ya Plastics Corp.	JPMorgan Chase Bank N.A.		(973,079)	02/10/26	(0.15)%	1D OBFR01	Monthly	68,214

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Nasdaq, Inc.	Citibank N.A.	USD	(1,344,315)	02/24/28	(0.15)%	1D OBFR01	Monthly	$ (41,695)
National Australia Bank Ltd.	JPMorgan Chase Bank N.A.		(1,768,490)	02/10/26	(0.25)%	1D AONIA	Monthly	(9,471)
NEC Corp.	Merrill Lynch International		(1,160,310)	03/15/28	(0.11)%	1D P TONA	Monthly	(47,537)
Neste Oyj	Merrill Lynch International		(673,298)	02/15/28	(0.26)%	1D ESTR	Monthly	(43,611)
Newmont Corp.	Barclays Bank PLC		(981,090)	03/24/26	(0.15)%	1D OBFR01	Monthly	19,800
News Corp., Class A	Merrill Lynch International		(1,333,112)	02/15/28	(0.15)%	1D OBFR01	Monthly	(57,784)
NEXTDC Ltd.	JPMorgan Chase Bank N.A.		(1,388,710)	02/10/26	(0.25)%	1D AONIA	Monthly	(64,095)
Nippon Steel Corp.	Barclays Bank PLC		(1,463,838)	03/01/27	(0.20)%	1D P TONA	Monthly	(26,423)
Nipro Corp.	Barclays Bank PLC		(333,575)	03/01/27	(0.20)%	1D P TONA	Monthly	(4,785)
Nipro Corp.	Merrill Lynch International		(1,222,625)	03/15/28	(0.15)%	1D P TONA	Monthly	(16,551)
Nissan Motor Co. Ltd.	Barclays Bank PLC		(606,892)	03/01/27	(0.20)%	1D P TONA	Monthly	(5,504)
Nomura Research Institute Ltd.	Barclays Bank PLC		(659,279)	03/01/27	(0.20)%	1D P TONA	Monthly	(8,678)
Nordea Bank Abp	Barclays Bank PLC		(1,135,246)	04/01/26	(0.26)%	1D STIBOR	Monthly	(45,808)
Norfolk Southern Corp.	Merrill Lynch International		(1,235,437)	02/15/28	(0.15)%	1D OBFR01	Monthly	(18,816)
Norsk Hydro ASA	Merrill Lynch International		(881,120)	02/15/28	(0.26)%	NOWA	Monthly	(19,643)
Northern Star Resources Ltd.	JPMorgan Chase Bank N.A.		(1,643,605)	02/10/26	(0.25)%	1D AONIA	Monthly	174,936
Norwegian Cruise Line Holdings Ltd.	Citibank N.A.		(1,060,200)	02/24/28	(0.15)%	1D OBFR01	Monthly	(95,760)
Novonesis Novozymes B	JPMorgan Chase Bank N.A.		(2,375,635)	02/11/26	(0.26)%	DESTR	Monthly	135,573
NTT Data Group Corp.	Barclays Bank PLC		(412,125)	03/01/27	(0.20)%	1D P TONA	Monthly	2,450
NTT Data Group Corp.	Merrill Lynch International		(229,758)	03/15/28	(0.25)%	1D P TONA	Monthly	451
NU Holdings Ltd., Class A	Citibank N.A.		(840,745)	02/24/28	(0.15)%	1D OBFR01	Monthly	(64,775)
Oji Holdings Corp.	Barclays Bank PLC		(975,048)	03/01/27	(0.20)%	1D P TONA	Monthly	(14,673)
Oji Holdings Corp.	Merrill Lynch International		(174,383)	03/15/28	(0.15)%	1D P TONA	Monthly	(9,365)
ONEOK, Inc.	Merrill Lynch International		(868,728)	02/15/28	(0.15)%	1D OBFR01	Monthly	3,450
Ono Pharmaceutical Co. Ltd.	Barclays Bank PLC		(1,883,226)	03/01/27	(0.20)%	1D P TONA	Monthly	(25,306)
O’Reilly Automotive, Inc.	Merrill Lynch International		(854,764)	02/15/28	(0.15)%	1D OBFR01	Monthly	(19,497)
Oriental Land Co. Ltd./Japan	Barclays Bank PLC		(1,093,754)	03/01/27	(0.20)%	1D P TONA	Monthly	(34,803)
Orlen SA	JPMorgan Chase Bank N.A.		(1,116,327)	02/11/26	(0.50)%	1D OBFR01	Monthly	(112,133)
PACCAR, Inc.	Citibank N.A.		(1,082,650)	02/24/28	(0.15)%	1D OBFR01	Monthly	(39,058)
Packaging Corp. of America	Citibank N.A.		(2,321,010)	02/24/28	(0.15)%	1D OBFR01	Monthly	3,075
Pan Pacific International Holdings Corp.	Barclays Bank PLC		(885,100)	03/01/27	(0.20)%	1D P TONA	Monthly	(26,369)
Pan Pacific International Holdings Corp.	Merrill Lynch International		(97,184)	03/15/28	(0.15)%	1D P TONA	Monthly	(6,001)
Parker-Hannifin Corp.	Barclays Bank PLC		(2,656,880)	03/24/26	(0.15)%	1D OBFR01	Monthly	(137,000)
Pentair PLC	Barclays Bank PLC		(378,328)	03/24/26	(0.15)%	1D OBFR01	Monthly	(11,780)
Pentair PLC	Citibank N.A.		(1,991,200)	02/24/28	(0.15)%	1D OBFR01	Monthly	(62,000)
Pernod Ricard SA	Citibank N.A.		(2,281,138)	02/26/26	(0.26)%	1D ESTR	Monthly	56,683
Petroleo Brasileiro SA - Petrobras	JPMorgan Chase Bank N.A.		(576,088)	02/10/26	(0.40)%	1D OBFR01	Monthly	(43,448)
Pfizer, Inc.	Barclays Bank PLC		(1,355,292)	03/24/26	(0.15)%	1D OBFR01	Monthly	(11,844)
Postal Savings Bank of China Co. Ltd., Class H	Merrill Lynch International		(1,618,028)	02/15/28	(0.30)%	HONIA	Monthly	(18,852)
Pou Chen Corp.	JPMorgan Chase Bank N.A.		(32,769)	02/10/26	(0.15)%	1D OBFR01	Monthly	148
Power Corp. of Canada	Citibank N.A.		(1,564,225)	02/24/28	(0.20)%	1D CORRA	Monthly	17,448
Procter & Gamble Co. (The)	Citibank N.A.		(1,561,991)	02/24/28	(0.15)%	1D OBFR01	Monthly	16,587
Provident Financial Services, Inc.	JPMorgan Chase Bank N.A.		(451,846)	02/09/26	(0.15)%	1D OBFR01	Monthly	(17,677)
Public Service Enterprise Group, Inc.	Citibank N.A.		(958,709)	02/24/28	(0.15)%	1D OBFR01	Monthly	(9,361)
Quanta Services, Inc.	Barclays Bank PLC		(877,824)	03/24/26	(0.15)%	1D OBFR01	Monthly	(29,568)
Rengo Co. Ltd.	Barclays Bank PLC		(1,007,430)	03/01/27	(0.20)%	1D P TONA	Monthly	(5,560)
Rengo Co. Ltd.	Merrill Lynch International		(603,512)	03/15/28	(0.15)%	1D P TONA	Monthly	(42,547)
Republic Services, Inc.	Citibank N.A.		(1,178,196)	02/24/28	(0.15)%	1D OBFR01	Monthly	19,129
Restaurant Brands International, Inc.	Citibank N.A.		(831,467)	02/24/28	(0.20)%	1D CORRA	Monthly	2,295
Ricoh Co. Ltd.	Barclays Bank PLC		(745,137)	03/01/27	(0.20)%	1D P TONA	Monthly	(44,774)
Ricoh Co. Ltd.	Merrill Lynch International		(37,215)	03/15/28	(0.15)%	1D P TONA	Monthly	(2,422)
Rumo SA	Merrill Lynch International		(1,043,719)	02/15/28	(0.59)%	1D OBFR01	Monthly	49,829
Sandoz Group AG	Barclays Bank PLC		(2,444,295)	04/01/26	(0.26)%	SSARON	Monthly	(21,857)
Sandvik AB	Barclays Bank PLC		(1,383,113)	04/01/26	(0.26)%	1D STIBOR	Monthly	(56,628)
Sasol Ltd.	Merrill Lynch International		(506,594)	02/15/28	(0.35)%	1M JIBAR	Monthly	24,355
Schindler Holding AG, Participation Certificates	Merrill Lynch International		(1,801,550)	02/15/28	(0.26)%	SSARON	Monthly	14,173
SCSK Corp.	Barclays Bank PLC		(608,668)	03/01/27	(0.20)%	1D P TONA	Monthly	(17,988)
SCSK Corp.	Merrill Lynch International		(405,987)	03/15/28	(0.15)%	1D P TONA	Monthly	2,276
Seagate Technology Holdings PLC	Citibank N.A.		(652,092)	02/24/28	(0.15)%	1D OBFR01	Monthly	(55,125)
Securitas AB, B Shares	Barclays Bank PLC		(1,393,973)	04/01/26	(0.26)%	1D STIBOR	Monthly	(7,437)

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Seino Holdings Co. Ltd.	Merrill Lynch International	USD	(1,071,675)	03/15/28	(0.15)%	1D P TONA	Monthly	$ (2,240)
ServisFirst Bancshares, Inc.	JPMorgan Chase Bank N.A.		(491,157)	02/09/26	(0.15)%	1D OBFR01	Monthly	(14,751)
SG Holdings Co. Ltd.	Barclays Bank PLC		(1,139,735)	03/01/27	(0.20)%	1D P TONA	Monthly	23,708
SGH Ltd.	JPMorgan Chase Bank N.A.		(2,595,461)	02/10/26	(0.25)%	1D AONIA	Monthly	6,314
Siemens AG, Registered Shares	Barclays Bank PLC		(1,401,949)	04/01/26	(0.26)%	1D ESTR	Monthly	(62,143)
Sino Land Co. Ltd.	Merrill Lynch International		(797,857)	02/15/28	(0.15)%	HONIA	Monthly	(5,255)
SLC Agricola SA	Merrill Lynch International		(1,333,703)	02/15/28	(0.40)%	1D OBFR01	Monthly	76,999
Smurfit WestRock PLC	Citibank N.A.		(1,539,846)	02/24/28	(0.15)%	1D OBFR01	Monthly	(26,499)
Societe Generale SA	JPMorgan Chase Bank N.A.		(629,400)	02/11/26	(0.26)%	1D ESTR	Monthly	5,874
Sofina SA	Merrill Lynch International		(1,694,882)	02/15/28	(0.26)%	1D ESTR	Monthly	(157,312)
SoftBank Corp.	Barclays Bank PLC		(273,476)	03/01/27	(0.20)%	1D P TONA	Monthly	(6,729)
SoftBank Corp.	Merrill Lynch International		(1,278,909)	03/15/28	(0.15)%	1D P TONA	Monthly	(13,072)
Solventum Corp.	Barclays Bank PLC		(732,500)	03/24/26	(0.15)%	1D OBFR01	Monthly	(25,900)
Standard Chartered PLC	Citibank N.A.		(1,397,838)	02/26/26	(0.25)%	1D SONIA	Monthly	(51,815)
Starbucks Corp.	Citibank N.A.		(1,606,716)	02/24/28	(0.15)%	1D OBFR01	Monthly	12,354
Steadfast Group Ltd.	JPMorgan Chase Bank N.A.		(838,141)	02/10/26	(0.25)%	1D AONIA	Monthly	(4,686)
Sumitomo Heavy Industries Ltd.	Barclays Bank PLC		(1,908,824)	03/01/27	(0.20)%	1D P TONA	Monthly	(69,490)
Sumitomo Heavy Industries Ltd.	Citibank N.A.		(33,996)	02/26/26	(0.25)%	1D P TONA	Monthly	(855)
Sumitomo Metal Mining Co. Ltd.	Barclays Bank PLC		(761,015)	03/01/27	(0.20)%	1D P TONA	Monthly	(49,805)
Sumitomo Metal Mining Co. Ltd.	Merrill Lynch International		(276,963)	03/15/28	(0.15)%	1D P TONA	Monthly	(13,848)
Super Micro Computer, Inc.	Merrill Lynch International		(777,682)	02/15/28	(0.15)%	1D OBFR01	Monthly	(94,696)
Svenska Handelsbanken AB, A Shares	Barclays Bank PLC		(1,223,989)	04/01/26	(0.26)%	1D STIBOR	Monthly	(38,432)
Synopsys, Inc.	Barclays Bank PLC		(1,130,352)	03/24/26	(0.15)%	1D OBFR01	Monthly	(100,080)
Taiwan Mobile Co. Ltd.	JPMorgan Chase Bank N.A.		(7,235)	02/10/26	(0.15)%	1D OBFR01	Monthly	121
Target Corp.	Citibank N.A.		(1,216,278)	02/24/28	(0.15)%	1D OBFR01	Monthly	(26,712)
Teledyne Technologies, Inc.	Merrill Lynch International		(1,612,883)	02/15/28	(0.15)%	1D OBFR01	Monthly	(77,740)
Telstra Group Ltd.	JPMorgan Chase Bank N.A.		(1,688,583)	02/10/26	(0.25)%	1D AONIA	Monthly	1,801
TELUS Corp.	Citibank N.A.		(1,177,532)	02/24/28	(0.20)%	1D CORRA	Monthly	19,590
Temenos AG, Registered Shares	Barclays Bank PLC		(827,481)	04/01/26	(0.26)%	SSARON	Monthly	30,111
Toray Industries, Inc.	Barclays Bank PLC		(1,106,513)	03/01/27	(0.20)%	1D P TONA	Monthly	(26,376)
Toray Industries, Inc.	Merrill Lynch International		(279,018)	03/15/28	(0.15)%	1D P TONA	Monthly	(1,637)
Toronto-Dominion Bank (The)	Citibank N.A.		(1,055,421)	02/24/28	(0.20)%	1D CORRA	Monthly	(25,800)
Toyota Industries Corp.	Barclays Bank PLC		(842,749)	03/01/27	(0.20)%	1D P TONA	Monthly	7,564
Truist Financial Corp.	JPMorgan Chase Bank N.A.		(1,589,685)	02/09/26	(0.15)%	1D OBFR01	Monthly	(99,822)
Tryg A/S	Merrill Lynch International		(1,676,089)	02/15/28	(0.26)%	1W CIBOR	Monthly	13,857
Tyler Technologies, Inc.	Barclays Bank PLC		(1,160,140)	03/24/26	(0.15)%	1D OBFR01	Monthly	(25,540)
UBE Corp.	Barclays Bank PLC		(556,099)	03/01/27	(0.20)%	1D P TONA	Monthly	(16,799)
Valmet Oyj	Merrill Lynch International		(726,581)	02/15/28	(0.26)%	1D ESTR	Monthly	35,459
Vanguard Intermediate-Term Corporate Bond ETF	JPMorgan Chase Bank N.A.		(8,330,197)	02/09/26	(0.33)%	1D OBFR01	Monthly	(175,405)
Vicinity Ltd.	JPMorgan Chase Bank N.A.		(830,796)	02/10/26	(0.25)%	1D AONIA	Monthly	(129)
Wacker Chemie AG	JPMorgan Chase Bank N.A.		(699,473)	02/11/26	(0.75)%	1D ESTR	Monthly	17,504
Wartsila Oyj Abp	Citibank N.A.		(1,409,586)	02/26/26	(0.26)%	1D ESTR	Monthly	(34,473)
Wesfarmers Ltd.	JPMorgan Chase Bank N.A.		(2,627,773)	02/10/26	(0.25)%	1D AONIA	Monthly	15,989
Wharf Holdings Ltd. (The)	Merrill Lynch International		(1,600,744)	02/15/28	(0.30)%	HONIA	Monthly	(25,075)
Wharf Real Estate Investment Co. Ltd.	Merrill Lynch International		(1,268,696)	02/15/28	(0.30)%	HONIA	Monthly	(71,119)
Wise PLC, Class A	Citibank N.A.		(890,332)	02/26/26	(0.25)%	1D SONIA	Monthly	7,494
Xylem, Inc./NY	Citibank N.A.		(1,643,919)	02/24/28	(0.15)%	1D OBFR01	Monthly	(50,697)
Yakult Honsha Co. Ltd.	Barclays Bank PLC		(1,507,116)	03/01/27	(0.20)%	1D P TONA	Monthly	53,207
Zensho Holdings Co. Ltd.	Barclays Bank PLC		(717,076)	03/01/27	(0.20)%	1D P TONA	Monthly	(39,503)
Total short positions of equity swaps								(4,862,354)
Total long and short positions of equity swaps								(2,050,398)
Net dividends and financing fees								(301,869)
Total equity swap contracts including dividends and financing fees								$ (2,352,267)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,097,994,065	$ 55,665,775	$ 2,153,659,840
Common Stocks
Aerospace & Defense	—	—	9,829,050	9,829,050
Banks	24,675,363	—	—	24,675,363
Broadline Retail	—	1,687,769	—	1,687,769
Capital Markets	—	974,094	196,389	1,170,483
Communications Equipment	1,497,761	—	—	1,497,761
Diversified Telecommunication Services	2,844,525	—	—	2,844,525
Electrical Equipment	3,266,443	—	—	3,266,443
Energy Equipment & Services	11,038,572	—	—	11,038,572
Entertainment	4,943,719	599,092	—	5,542,811
Financial Services	—	—	15,407,056	15,407,056
Hotels, Restaurants & Leisure	9,712,032	122,755	—	9,834,787
Independent Power and Renewable Electricity Producers	2,705,588	—	—	2,705,588
Machinery	—	4,117,713	—	4,117,713
Media	322,704	—	—	322,704
Metals & Mining	2,210,388	—	—	2,210,388
Mortgage Real Estate Investment Trusts (REITs)	10,261,193	—	—	10,261,193
Oil, Gas & Consumable Fuels	3,436,028	—	8,099,456	11,535,484
Professional Services	3,825,623	—	—	3,825,623
Real Estate Management & Development	306,984	—	4,251,053	4,558,037
Residential REITs	4,531,254	—	—	4,531,254
Software	1,380,770	60,073	—	1,440,843
Corporate Bonds	—	4,844,906,813	169,795,190	5,014,702,003
Fixed Rate Loan Interests	—	2,036,109	29,244,838	31,280,947
Floating Rate Loan Interests	—	60,625,341	208,489,132	269,114,473
Foreign Agency Obligations	—	15,013,072	—	15,013,072
Foreign Government Obligations	—	839,195,322	—	839,195,322
Investment Companies	75,725,528	—	—	75,725,528
Municipal Bonds	—	114,992,537	—	114,992,537
Non-Agency Mortgage-Backed Securities	—	2,364,380,007	10,001,722	2,374,381,729
Preferred Securities
Capital Trusts	—	43,253,940	—	43,253,940
Preferred Stocks	2,621,400	—	71,433,600	74,055,000
U.S. Government Sponsored Agency Securities	—	8,900,114,358	—	8,900,114,358
U.S. Treasury Obligations	—	3,287,667,513	—	3,287,667,513

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Warrants
Banks	$ —	$ —	$ 1,810,358	$ 1,810,358
Beverages	—	—	203,871	203,871
Capital Markets	321	—	54,584	54,905
Hotels, Restaurants & Leisure	—	—	566,162	566,162
Machinery	102,175	27,885	—	130,060
Oil, Gas & Consumable Fuels	—	—	332,915	332,915
Passenger Airlines	—	1,877	—	1,877
Real Estate Management & Development	525	—	—	525
Software	13,939	—	2,050,653	2,064,592
Specialty Retail	16,674	—	524,451	541,125
Trading Companies & Distributors	2,864	—	—	2,864
Short-Term Securities
Money Market Funds	402,705,182	—	—	402,705,182
Options Purchased
Equity Contracts	67,212	—	—	67,212
Foreign Currency Exchange Contracts	—	6,620,316	—	6,620,316
Interest Rate Contracts	—	13,736,985	—	13,736,985
Unfunded Floating Rate Loan Interests (a)	—	—	256,808	256,808
Liabilities
TBA Sale Commitments	—	(1,473,195,774)	—	(1,473,195,774)
Unfunded Floating Rate Loan Interests (a)	—	—	(44,624)	(44,624)
	$ 568,214,767	$ 21,124,931,862	$ 588,168,439	$ 22,281,315,068
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 24,055,052	$ —	$ 24,055,052
Equity Contracts	—	8,695,059	—	8,695,059
Foreign Currency Exchange Contracts	—	4,206,383	—	4,206,383
Interest Rate Contracts	53,677,318	15,291,599	—	68,968,917
Other Contracts	—	299,216	—	299,216
Liabilities
Credit Contracts	—	(3,180,346)	—	(3,180,346)
Equity Contracts	(2,912,020)	(10,976,481)	—	(13,888,501)
Foreign Currency Exchange Contracts	—	(16,152,509)	—	(16,152,509)
Interest Rate Contracts	(39,572,160)	(885,769)	—	(40,457,929)
Other Contracts	—	(3,474,902)	—	(3,474,902)
	$ 11,193,138	$ 17,877,302	$ —	$ 29,070,440

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests
Assets
Opening Balance, as of September 30, 2024	$21,539,348	$25,467,216	$157,472,285	$37,276,835	$143,248,121
Transfers into Level 3	—	—	8,964,901	—	14,987,017
Transfers out of Level 3	(1,500,000)	—	—	(4,986,558)	(1,751,479)
Accrued discounts/premiums	(11,347)	—	2,153,870	11,685	173,850
Net realized gain (loss)	(63,623)	(29)	408,515	12,308	(5,438,263)
Net change in unrealized appreciation (depreciation)(a)	395,479	842,890	2,306,553	(187,298)	1,864,808
Purchases	37,413,526	11,472,927	43,358,382	—	87,880,437
Sales	(2,107,608)	—	(44,869,316)	(2,882,134)	(32,475,359)
Closing Balance, as of June 30, 2025	$55,665,775	$37,783,004	$169,795,190	$29,244,838	$208,489,132
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(a)	$395,479	$842,890	$(2,425,151)	$(187,298)	$(11,835,412)

	Non-Agency Mortgage-Backed Securities	Preferred Securities	Warrants	Unfunded Floating Rate Loan Interests	Total
Assets
Opening Balance, as of September 30, 2024	$53,444,000	$56,306,650	$4,040,333	$60,330	$498,855,118
Transfers into Level 3	—	—	1,810,358	—	25,762,276
Transfers out of Level 3	(43,529,736)	—	(1)	—	(51,767,774)
Accrued discounts/premiums	—	—	—	—	2,328,058
Net realized gain (loss)	—	—	—	—	(5,081,092)
Net change in unrealized appreciation (depreciation)(a)	147,362	7,233,822	(307,696)	196,478	12,492,398
Purchases	—	7,893,128	—	—	188,018,400
Sales	(59,904)	—	—	—	(82,394,321)
Closing Balance, as of June 30, 2025	$10,001,722	$71,433,600	$5,542,994	$256,808	$588,213,063
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(a)	$147,362	$7,233,822	$(183,656)	$196,478	$(5,815,486)

Unfunded Floating Rate Loan Interests
Liabilities
Opening Balance, as of September 30, 2024	$(744)
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	(43,880)
Purchases	—
Sales	—
Closing Balance, as of June 30, 2025	$(44,624)
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(a)	$(43,880)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund
The following table summarizes the valuation approaches used and unobservable inputs utilized by the valuation committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $15,635,418. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Asset Backed Securities	$37,957,435	Income	Discount Rate	7%-10%	8%
Non-Agency Mortgage-Backed Securities	10,001,722	Income	Discount Rate	8%	—
Common Stocks	37,521,764	Market Income	Volatility Time to Exit EBITDA Multiple Discount for lack of marketability Discount Rate	75% 5.7 years 9.63x - 24.87x 10% 10% - 15%	— — 18.78x — 12%
Corporate Bonds	164,388,041	Income	Discount Rate	5% - 16%	11%
Floating Rate Loan Interests	218,761,152	Income Market	Discount Rate EBITDA Multiple	3% - 17% 12.25x	9% —
Fixed Rate Loan Interests	29,244,838	Income	Discount Rate	7%	—
Preferred Stock	70,925,438	Income Market	Discount Rate Revenue Multiple EBITDA Multiple Direct Profit Multiple Volatility Time to Exit	10% - 15% 4.87x-27.78x 8.50x 4.50x 49% -90% 2.0 - 3.0 years	13% 15.29x — — 62% 2.2 years
Warrants	3,732,631	Market Income	Revenue Multiple Volatility Time to Exit Discount for lack of marketability Discount Rate	1.53x-8.50x 33% - 75% 4.8 - 5.7 years 10% 15%	7.48x 45% 4.9 years — —
	$572,533,021

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Offshore
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian Sol
PLN	Polish Zloty
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Consolidated Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock Total Return Fund

Portfolio Abbreviation
1D AONIA	AUD - 1D Overnight Reserve Bank of Australia Rate
1D CORRA	CAD - 1D Overnight Bank of Canada Repo Rate
1D ESTR	EUR - 1D Euro Short-Term Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
1D P TONA	JPY - Provisional 1D Overnight Tokyo Average Rate
1D RAONON	ZAR - 1D Rand Overnight Interest Rate Fixing
1D SONIA	GBP - 1D Sterling Overnight Index Average
1D STIBOR	SEK - 1D Overnight Stockholm Interbank Offer Rate
1M JIBAR	ZAR - 1M Johannesburg Interbank Agreed Rate
1W CIBOR	DKK - 1W Copenhagen Interbank Swap Rate
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AKA	Also Known As
BBSW	Bank Bill Swap Rate
CABROVER	Bank of Canada Overnight Rate Target
CDI	CREST Depository Interest
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
COBRO	CAD - Overnight Interbank Rate Overnight
CORRA	Canadian OvernightRepo Rate Average
CVR	Contingent Value Rights
DAC	Designated Activity Co.
DESTR	DKK - Denmark Short-Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FKA	Formally Known As
GO	General Obligation Bonds
HONIA	HKD - Overnight Index Average
IO	Interest Only
JIBAR	Johannesburg Interbank Average Rate
LP	Limited Partnership
NOWA	NOK - Norwegian Overnight Weighted Average
NVS	Non-Voting Shares
OTC	Over-the-Counter
PIK	Payment-in-Kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt
SSARON	CHF - Swiss Average Rate O/N
TBA	To-be-Announced
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
TN STIBOR	SEK - TN Stockholm Interbank Offer Rate
TONA	Tokyo Overnight Average Rate